As filed with the Securities and Exchange Commission on September 29, 2023
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 28 (File No. 333-139760)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 152 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[]	on [date] pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
This Post-Effective Amendment No. 28 under the Securities Act of 1933, as amended (the “Securities Act”) (and Amendment No. 152 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) is being filed solely for the purpose of including the Depositor’s (RiverSource Life Insurance Company) re-casted financial statements for fiscal years ended December 31, 2022 and 2021 in the Statement of Additional Information (“SAI”).  The Depositor re-casted its financial statements exclusively due to a change in accounting standards.  Accordingly, this amendment deletes in its entirety the SAI dated May 1, 2023, and replaces it with a new SAI, dated May 1, 2023 and amended as of September 29, 2023.

PART A.
Prospectuses for RiverSource® Signature Variable Annuity and RiverSource® Signature Select Variable Annuity dated May 1, 2023 filed electronically with Post-Effective Amendment No.27 are incorporated by reference to this Post-Effective Amendment No.28.

STATEMENT OF ADDITIONAL INFORMATION

FOR

EVERGREEN ESSENTIAL VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

EVERGREEN PATHWAYS VARIABLE ANNUITY

EVERGREEN PATHWAYS SELECT VARIABLE ANNUITY

EVERGREEN PRIVILEGE VARIABLE ANNUITY

RIVERSOURCE® ACCESSCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® BUILDER SELECT VARIABLE ANNUITY

RIVERSOURCE® ENDEAVOR SELECT VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® GALAXY PREMIER VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS SELECT VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

RIVERSOURCE® NEW SOLUTIONS VARIABLE ANNUITY

RIVERSOURCE® PINNACLE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE SELECT VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

May 1, 2023

(As amended September 29, 2023)

RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-333-3437

SAI9000_12_B02_(09/23)

2	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Company

We are RiverSource Life Insurance Company (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc. We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.

Non-Principal Risks of Investing in the Contracts

Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.

Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.

Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner’s investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.

BUSINESS CONTINUITY/DISASTER RECOVERY

Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life, the Funds or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for compensation paid.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. (“AFI”)*	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

Ameriprise India Private Limited (“Amp India”)*	Administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis, MN 55402 USA	Expense allocation based on number of service provider employees dedicated to performing services

Sykes Enterprises Incorporated	Administrative support related to new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines	Expense allocation based on number of contacts made or received from customers
*	Affiliated Entities

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2022 was $20,635,581, in 2021 was $20,285,993, and in 2020 was $21,440,537.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2022 was $3,629,759, in 2021 was $3,017,114, and in 2020 was $3,019,350.

The aggregate dollar amount paid to Sykes by RiverSource Life for the services provided in 2022 was $1,497,395, in 2021 was $1,473,834 and in 2020 was $1,471,114.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	3

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

•	take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

4	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commission paid to RiverSource Distributors by RiverSource Life in 2022 was $408,452,683, in 2021 was $494,414,780, and in 2020 was $400,566,242. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2022 and December 31, 2021 and for each of the three years in the period ended December 31, 2022 and the financial statements of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2022 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2021 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402.

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Annuity Account. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Annuity Account, as indicated in Note 1, sponsored by RiverSource Life Insurance Company, as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2023

We have served as the auditor of one or more of the divisions of RiverSource Variable Annuity Account since 2010.

6	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022	AB VPS Bal Hedged Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$284,260	$4,322,523	$9,059,372	$2,175,149	$850,086
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	308	4,661	25,631	2,452	990
Total assets	284,568	4,327,184	9,085,003	2,177,601	851,076

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	273	4,125	11,528	2,178	885
Administrative charge	35	536	1,143	274	105
Contract terminations	—	—	12,960	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	308	4,661	25,631	2,452	990
Net assets applicable to contracts in accumulation period	282,471	4,321,173	9,032,057	2,173,463	848,205
Net assets applicable to contracts in payment period	—	—	26,796	—	—
Net assets applicable to seed money	1,789	1,350	519	1,686	1,881
Total net assets	$284,260	$4,322,523	$9,059,372	$2,175,149	$850,086
(1) Investment shares	34,878	152,416	702,277	40,695	29,734
(2) Investments, at cost	$368,891	$3,767,010	$9,967,897	$1,879,340	$695,763

December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 1	Allspg VT Intl Eq, Cl 2	Allspg VT Omega Gro, Cl 1	Allspg VT Omega Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$5,450,029	$127,216	$3,423,398	$339,886	$14,648,783
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	4,283
Receivable for share redemptions	6,330	137	9,006	337	20,452
Total assets	5,456,359	127,353	3,432,404	340,223	14,673,518

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,654	121	3,857	295	15,968
Administrative charge	676	16	428	42	1,811
Contract terminations	—	—	4,721	—	2,673
Payable for investments purchased	—	—	—	—	4,283
Total liabilities	6,330	137	9,006	337	24,735
Net assets applicable to contracts in accumulation period	5,448,343	127,216	3,414,461	339,886	14,648,112
Net assets applicable to contracts in payment period	—	—	8,379	—	—
Net assets applicable to seed money	1,686	—	558	—	671
Total net assets	$5,450,029	$127,216	$3,423,398	$339,886	$14,648,783
(1) Investment shares	327,133	76,636	1,990,347	16,278	737,231
(2) Investments, at cost	$5,432,624	$204,909	$5,815,124	$395,631	$18,532,760

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2022 (continued)	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	AC VP Disciplined Core Val, Cl I	AC VP Inflation Prot, Cl II
Assets
Investments, at fair value(1),(2)	$452,374	$4,033,542	$3,124,586	$184,983	$12,833,794
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,073	—	4,752
Receivable for share redemptions	492	9,529	4,482	1,466	23,518
Total assets	452,866	4,043,071	3,130,141	186,449	12,862,064

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	436	3,951	3,356	192	16,233
Administrative charge	56	500	388	23	1,586
Contract terminations	—	5,078	738	1,251	5,699
Payable for investments purchased	—	—	1,073	—	4,752
Total liabilities	492	9,529	5,555	1,466	28,270
Net assets applicable to contracts in accumulation period	452,374	4,032,391	3,123,744	184,983	12,824,675
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,151	842	—	9,119
Total net assets	$452,374	$4,033,542	$3,124,586	$184,983	$12,833,794
(1) Investment shares	20,341	180,714	413,853	25,800	1,369,669
(2) Investments, at cost	$441,347	$3,895,828	$3,791,934	$210,873	$14,459,060

December 31, 2022 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II
Assets
Investments, at fair value(1),(2)	$29,241	$74,025	$5,638,304	$291,000	$303,244
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	2,327	—	—
Receivable for share redemptions	44	102	10,998	1,670	451
Total assets	29,285	74,127	5,651,629	292,670	303,695

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41	93	6,830	302	414
Administrative charge	3	9	695	36	37
Contract terminations	—	—	3,473	1,332	—
Payable for investments purchased	—	—	2,327	—	—
Total liabilities	44	102	13,325	1,670	451
Net assets applicable to contracts in accumulation period	27,048	69,980	5,637,310	291,000	300,420
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,193	4,045	994	—	2,824
Total net assets	$29,241	$74,025	$5,638,304	$291,000	$303,244
(1) Investment shares	3,075	3,497	301,836	23,373	24,337
(2) Investments, at cost	$30,629	$57,748	$4,883,414	$183,701	$263,168

See accompanying notes to financial statements.

8	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$63,321	$2,297,103	$350,579	$99,948	$98,950
Dividends receivable	—	—	—	135	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,585	—	—	—
Receivable for share redemptions	78	3,749	397	121	131
Total assets	63,399	2,302,437	350,976	100,204	99,081

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	71	2,777	354	109	119
Administrative charge	7	282	43	12	12
Contract terminations	—	690	—	—	—
Payable for investments purchased	—	1,585	—	135	—
Total liabilities	78	5,334	397	256	131
Net assets applicable to contracts in accumulation period	58,456	2,296,190	349,995	93,518	94,745
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,865	913	584	6,430	4,205
Total net assets	$63,321	$2,297,103	$350,579	$99,948	$98,950
(1) Investment shares	3,870	145,111	8,401	3,191	3,922
(2) Investments, at cost	$64,980	$2,752,235	$297,051	$116,679	$109,835

December 31, 2022 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 1
Assets
Investments, at fair value(1),(2)	$2,190,178	$13,103,541	$16,832,643	$5,680,084	$90,402
Dividends receivable	—	—	—	—	9
Accounts receivable from RiverSource Life for contract purchase payments	—	278	—	255	—
Receivable for share redemptions	3,252	26,304	34,849	10,396	92
Total assets	2,193,430	13,130,123	16,867,492	5,690,735	90,503

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,237	14,612	20,351	7,109	81
Administrative charge	271	1,628	2,102	706	11
Contract terminations	744	10,064	12,396	2,581	—
Payable for investments purchased	—	278	—	255	—
Total liabilities	3,252	26,582	34,849	10,651	92
Net assets applicable to contracts in accumulation period	2,179,577	13,098,879	16,799,313	5,679,820	90,411
Net assets applicable to contracts in payment period	10,376	4,088	33,106	—	—
Net assets applicable to seed money	225	574	224	264	—
Total net assets	$2,190,178	$13,103,541	$16,832,643	$5,680,084	$90,411
(1) Investment shares	62,918	184,895	458,156	636,781	90,402
(2) Investments, at cost	$1,177,067	$4,492,353	$7,253,676	$8,820,150	$90,401

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$19,578,018	$2,907,511	$223,655	$3,201,225	$6,902,845
Dividends receivable	1,904	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,892	606	—	739	712
Receivable for share redemptions	30,875	4,488	230	8,278	13,993
Total assets	19,615,689	2,912,605	223,885	3,210,242	6,917,550

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	21,942	3,554	202	4,043	7,618
Administrative charge	2,418	359	28	397	854
Contract terminations	6,515	575	—	3,838	5,521
Payable for investments purchased	4,892	606	—	739	712
Total liabilities	35,767	5,094	230	9,017	14,705
Net assets applicable to contracts in accumulation period	19,569,538	2,907,180	223,655	3,200,936	6,873,589
Net assets applicable to contracts in payment period	8,357	—	—	—	29,019
Net assets applicable to seed money	2,027	331	—	289	237
Total net assets	$19,579,922	$2,907,511	$223,655	$3,201,225	$6,902,845
(1) Investment shares	19,578,018	506,535	37,276	530,004	833,677
(2) Investments, at cost	$19,577,463	$3,351,602	$306,251	$4,167,103	$8,745,001

December 31, 2022 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$324,536	$553,012	$5,299,633	$303,045	$119,106
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	26	—	—	—
Receivable for share redemptions	329	756	5,671	774	175
Total assets	324,865	553,794	5,305,304	303,819	119,281

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	289	687	5,014	323	160
Administrative charge	40	69	657	37	15
Contract terminations	—	—	—	414	—
Payable for investments purchased	—	26	—	—	—
Total liabilities	329	782	5,671	774	175
Net assets applicable to contracts in accumulation period	324,536	551,581	5,293,119	301,109	116,310
Net assets applicable to contracts in payment period	—	—	5,241	—	—
Net assets applicable to seed money	—	1,431	1,273	1,936	2,796
Total net assets	$324,536	$553,012	$5,299,633	$303,045	$119,106
(1) Investment shares	12,463	21,552	167,657	25,835	3,296
(2) Investments, at cost	$93,858	$192,122	$1,524,831	$332,495	$58,000

See accompanying notes to financial statements.

10	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$1,470,841	$33,039	$660,858	$748,306	$14,925
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	185	—	—	—	—
Receivable for share redemptions	2,433	45	749	1,255	16
Total assets	1,473,459	33,084	661,607	749,561	14,941

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,613	41	667	942	14
Administrative charge	182	4	82	95	2
Contract terminations	638	—	—	218	—
Payable for investments purchased	185	—	—	—	—
Total liabilities	2,618	45	749	1,255	16
Net assets applicable to contracts in accumulation period	1,469,293	29,614	660,450	747,569	14,925
Net assets applicable to contracts in payment period	877	—	—	—	—
Net assets applicable to seed money	671	3,425	408	737	—
Total net assets	$1,470,841	$33,039	$660,858	$748,306	$14,925
(1) Investment shares	41,223	1,004	21,985	65,930	1,622
(2) Investments, at cost	$608,183	$13,650	$302,052	$902,955	$20,574

December 31, 2022 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$129,876	$4,730,554	$17,493	$1,327,615	$926,610
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	402	—	894	38
Receivable for share redemptions	133	5,841	24	1,828	1,233
Total assets	130,009	4,736,797	17,517	1,330,337	927,881

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	117	5,256	22	1,664	1,114
Administrative charge	16	585	2	164	117
Contract terminations	—	—	—	—	2
Payable for investments purchased	—	402	—	894	38
Total liabilities	133	6,243	24	2,722	1,271
Net assets applicable to contracts in accumulation period	129,876	4,730,416	14,619	1,308,236	926,271
Net assets applicable to contracts in payment period	—	—	—	18,994	—
Net assets applicable to seed money	—	138	2,874	385	339
Total net assets	$129,876	$4,730,554	$17,493	$1,327,615	$926,610
(1) Investment shares	14,945	544,367	716	281,871	21,911
(2) Investments, at cost	$155,217	$5,627,328	$27,048	$1,827,394	$544,476

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl
Assets
Investments, at fair value(1),(2)	$26,125	$622,396	$213,338	$125,600	$2,484,821
Dividends receivable	—	3,779	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	123	—	—	—
Receivable for share redemptions	35	857	219	154	2,622
Total assets	26,160	627,155	213,557	125,754	2,487,443

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32	780	193	138	2,313
Administrative charge	3	77	26	16	309
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	3,902	—	—	—
Total liabilities	35	4,759	219	154	2,622
Net assets applicable to contracts in accumulation period	21,689	609,707	213,338	125,279	2,484,821
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,436	12,689	—	321	—
Total net assets	$26,125	$622,396	$213,338	$125,600	$2,484,821
(1) Investment shares	631	73,744	11,111	6,702	66,033
(2) Investments, at cost	$11,544	$673,803	$179,411	$108,910	$2,072,954

December 31, 2022 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl
Assets
Investments, at fair value(1),(2)	$32,177,081	$616,357	$989,378	$50,969	$26,631
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,867	58	—	—	—
Receivable for share redemptions	48,014	697	1,242	61	26
Total assets	32,229,962	617,112	990,620	51,030	26,657

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,112	621	1,091	55	23
Administrative charge	3,996	76	122	6	3
Contract terminations	6,906	—	29	—	—
Payable for investments purchased	4,867	58	—	—	—
Total liabilities	52,881	755	1,242	61	26
Net assets applicable to contracts in accumulation period	32,176,612	615,618	989,239	50,484	26,631
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	469	739	139	485	—
Total net assets	$32,177,081	$616,357	$989,378	$50,969	$26,631
(1) Investment shares	880,599	47,014	41,693	2,191	375
(2) Investments, at cost	$28,800,238	$564,551	$752,896	$35,595	$23,235

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,576,430	$599,645	$264,510	$6,128,105	$4,667,653
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	2,137	—
Receivable for share redemptions	1,787	635	308	14,219	5,037
Total assets	1,578,217	600,280	264,818	6,144,461	4,672,690

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,591	561	275	7,796	4,432
Administrative charge	196	74	33	757	579
Contract terminations	—	—	—	5,666	26
Payable for investments purchased	—	—	—	2,137	—
Total liabilities	1,787	635	308	16,356	5,037
Net assets applicable to contracts in accumulation period	1,571,621	599,645	264,198	6,127,882	4,667,653
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,809	—	312	223	—
Total net assets	$1,576,430	$599,645	$264,510	$6,128,105	$4,667,653
(1) Investment shares	22,758	137,219	62,829	585,301	144,733
(2) Investments, at cost	$1,469,503	$750,291	$338,749	$7,367,145	$4,506,855

December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$11,388,842	$42,437	$3,165,274	$1,522,495	$3,937,731
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	15,730	52	8,183	1,663	4,837
Total assets	11,404,572	42,489	3,173,457	1,524,158	3,942,568

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,054	47	3,955	1,479	4,346
Administrative charge	1,421	5	399	184	491
Contract terminations	2,255	—	3,829	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	15,730	52	8,183	1,663	4,837
Net assets applicable to contracts in accumulation period	11,388,381	42,437	3,164,903	1,522,146	3,895,808
Net assets applicable to contracts in payment period	—	—	—	—	41,401
Net assets applicable to seed money	461	—	371	349	522
Total net assets	$11,388,842	$42,437	$3,165,274	$1,522,495	$3,937,731
(1) Investment shares	365,027	1,966	147,634	131,363	267,327
(2) Investments, at cost	$11,461,985	$38,493	$2,839,038	$2,020,317	$3,942,450

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2022 (continued)	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Intl Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$17,183,671	$323,325	$2,924,532	$4,814,748	$15,062
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	20,075	486	3,413	5,077	18
Total assets	17,203,746	323,811	2,927,945	4,819,825	15,080

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,055	447	2,932	4,489	16
Administrative charge	2,133	39	368	588	2
Contract terminations	887	—	113	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	20,075	486	3,413	5,077	18
Net assets applicable to contracts in accumulation period	17,182,935	296,373	2,923,992	4,813,142	14,976
Net assets applicable to contracts in payment period	—	22,576	—	—	—
Net assets applicable to seed money	736	4,376	540	1,606	86
Total net assets	$17,183,671	$323,325	$2,924,532	$4,814,748	$15,062
(1) Investment shares	1,133,488	11,962	233,402	458,111	1,966
(2) Investments, at cost	$18,600,591	$287,161	$3,422,896	$7,297,339	$17,469

December 31, 2022 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$9,384,914	$116,987	$1,437,522	$2,086,033	$547,273
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	58	13
Receivable for share redemptions	16,598	149	1,596	2,289	727
Total assets	9,401,512	117,136	1,439,118	2,088,380	548,013

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,188	134	1,418	2,030	660
Administrative charge	1,171	15	178	259	67
Contract terminations	4,239	—	—	—	—
Payable for investments purchased	—	—	—	58	13
Total liabilities	16,598	149	1,596	2,347	740
Net assets applicable to contracts in accumulation period	9,371,109	116,833	1,434,141	2,061,603	542,965
Net assets applicable to contracts in payment period	13,251	—	—	24,063	—
Net assets applicable to seed money	554	154	3,381	367	4,308
Total net assets	$9,384,914	$116,987	$1,437,522	$2,086,033	$547,273
(1) Investment shares	630,283	12,716	90,524	48,694	14,087
(2) Investments, at cost	$9,683,458	$154,010	$1,475,665	$2,568,647	$685,925

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Assets
Investments, at fair value(1),(2)	$5,499,575	$721,598	$7,809,516	$22,762,552	$4,625,835
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	4,010	—	—
Receivable for share redemptions	12,377	1,754	12,877	54,030	6,819
Total assets	5,511,952	723,352	7,826,403	22,816,582	4,632,654

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,944	748	9,309	28,359	4,640
Administrative charge	686	90	966	2,855	574
Contract terminations	5,747	916	2,602	22,816	1,605
Payable for investments purchased	—	—	4,010	—	—
Total liabilities	12,377	1,754	16,887	54,030	6,819
Net assets applicable to contracts in accumulation period	5,499,349	721,598	7,808,837	22,688,495	4,625,604
Net assets applicable to contracts in payment period	—	—	—	73,640	—
Net assets applicable to seed money	226	—	679	417	231
Total net assets	$5,499,575	$721,598	$7,809,516	$22,762,552	$4,625,835
(1) Investment shares	355,270	20,753	236,223	1,124,077	188,425
(2) Investments, at cost	$6,323,377	$937,234	$10,352,989	$16,625,988	$5,338,895

December 31, 2022 (continued)	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Assets
Investments, at fair value(1),(2)	$37,191	$132,221	$499,353	$495,257	$544,184
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	37	154	581	1,228	1,008
Total assets	37,228	132,375	499,934	496,485	545,192

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	33	138	519	512	681
Administrative charge	4	16	62	61	69
Contract terminations	—	—	—	655	258
Payable for investments purchased	—	—	—	—	—
Total liabilities	37	154	581	1,228	1,008
Net assets applicable to contracts in accumulation period	34,935	131,862	495,147	495,257	543,239
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,256	359	4,206	—	945
Total net assets	$37,191	$132,221	$499,353	$495,257	$544,184
(1) Investment shares	1,524	2,382	10,434	17,113	19,148
(2) Investments, at cost	$42,392	$175,744	$698,089	$455,426	$587,946

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2022 (continued)	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Gro & Inc, Ser II
Assets
Investments, at fair value(1),(2)	$791	$1,562,394	$57,839	$11,841,467	$384,391
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	161	—
Receivable for share redemptions	1	1,737	437	22,121	456
Total assets	792	1,564,131	58,276	11,863,749	384,847

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1	1,544	61	13,837	409
Administrative charge	—	193	7	1,472	47
Contract terminations	—	—	369	6,812	—
Payable for investments purchased	—	—	—	161	—
Total liabilities	1	1,737	437	22,282	456
Net assets applicable to contracts in accumulation period	791	1,560,275	57,839	11,824,825	383,929
Net assets applicable to contracts in payment period	—	—	—	16,503	—
Net assets applicable to seed money	—	2,119	—	139	462
Total net assets	$791	$1,562,394	$57,839	$11,841,467	$384,391
(1) Investment shares	25	51,564	14,680	2,909,451	19,443
(2) Investments, at cost	$855	$1,733,281	$77,078	$14,826,555	$368,122

December 31, 2022 (continued)	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst
Assets
Investments, at fair value(1),(2)	$44,213	$21,940	$621,834	$1,957,451	$1,313,313
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	2	—	—
Receivable for share redemptions	54	25	2,050	2,994	2,642
Total assets	44,267	21,965	623,886	1,960,445	1,315,955

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	49	22	796	1,896	1,358
Administrative charge	5	3	78	243	163
Contract terminations	—	—	1,176	855	1,121
Payable for investments purchased	—	—	2	—	—
Total liabilities	54	25	2,052	2,994	2,642
Net assets applicable to contracts in accumulation period	40,298	21,940	620,651	1,928,047	1,313,313
Net assets applicable to contracts in payment period	—	—	—	28,220	—
Net assets applicable to seed money	3,915	—	1,183	1,184	—
Total net assets	$44,213	$21,940	$621,834	$1,957,451	$1,313,313
(1) Investment shares	1,911	1,361	75,557	86,766	32,792
(2) Investments, at cost	$44,423	$29,054	$797,504	$1,813,154	$934,283

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Assets
Investments, at fair value(1),(2)	$652,683	$737,590	$132,872	$169,837	$1,366,607
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	51
Receivable for share redemptions	764	1,475	170	212	1,763
Total assets	653,447	739,065	133,042	170,049	1,368,421

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	683	762	153	191	1,590
Administrative charge	81	91	17	21	171
Contract terminations	—	622	—	—	2
Payable for investments purchased	—	—	—	—	51
Total liabilities	764	1,475	170	212	1,814
Net assets applicable to contracts in accumulation period	652,683	737,590	132,791	169,837	1,365,283
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	81	—	1,324
Total net assets	$652,683	$737,590	$132,872	$169,837	$1,366,607
(1) Investment shares	10,396	14,746	12,764	4,620	45,297
(2) Investments, at cost	$532,292	$586,823	$124,176	$153,614	$1,423,037

December 31, 2022 (continued)	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Assets
Investments, at fair value(1),(2)	$191,022	$44,782	$50,176	$996,468	$610,317
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	230	55	61	1,165	643
Total assets	191,252	44,837	50,237	997,633	610,960

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	206	49	55	1,042	568
Administrative charge	24	6	6	123	75
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	230	55	61	1,165	643
Net assets applicable to contracts in accumulation period	190,805	44,698	49,899	995,511	609,605
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	217	84	277	957	712
Total net assets	$191,022	$44,782	$50,176	$996,468	$610,317
(1) Investment shares	6,047	5,633	808	30,879	19,271
(2) Investments, at cost	$140,598	$57,828	$28,506	$784,472	$476,723

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
Assets
Investments, at fair value(1),(2)	$1,503,023	$320,105	$1,390,682	$292,261	$28,722
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,595	400	1,569	345	28
Total assets	1,504,618	320,505	1,392,251	292,606	28,750

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,407	360	1,396	309	24
Administrative charge	188	40	173	36	4
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,595	400	1,569	345	28
Net assets applicable to contracts in accumulation period	1,479,455	319,940	1,387,976	289,763	28,722
Net assets applicable to contracts in payment period	21,631	—	1,176	—	—
Net assets applicable to seed money	1,937	165	1,530	2,498	—
Total net assets	$1,503,023	$320,105	$1,390,682	$292,261	$28,722
(1) Investment shares	79,694	28,303	157,317	10,536	1,277
(2) Investments, at cost	$1,564,107	$465,464	$2,257,990	$256,309	$26,833

December 31, 2022 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$12,248,540	$2,612,359	$1,015,509	$36,296	$134,769
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	13,768	3,057	1,180	49	193
Total assets	12,262,308	2,615,416	1,016,689	36,345	134,962

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,252	2,734	1,053	45	173
Administrative charge	1,516	323	127	4	17
Contract terminations	—	—	—	—	3
Payable for investments purchased	—	—	—	—	—
Total liabilities	13,768	3,057	1,180	49	193
Net assets applicable to contracts in accumulation period	12,247,791	2,591,809	993,727	33,331	134,329
Net assets applicable to contracts in payment period	—	20,115	20,353	—	—
Net assets applicable to seed money	749	435	1,429	2,965	440
Total net assets	$12,248,540	$2,612,359	$1,015,509	$36,296	$134,769
(1) Investment shares	558,020	71,926	28,550	12,917	19,363
(2) Investments, at cost	$11,894,618	$2,015,074	$805,995	$118,089	$169,669

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	MS VIF US Real Est, Cl I	MS VIF US Real Est, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Assets
Investments, at fair value(1),(2)	$158,053	$426,679	$608,665	$435,708	$153,527
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	12	—	—	—
Receivable for share redemptions	179	611	875	502	4,046
Total assets	158,232	427,302	609,540	436,210	157,573

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	159	558	782	448	163
Administrative charge	20	53	77	54	19
Contract terminations	—	—	16	—	3,864
Payable for investments purchased	—	12	—	—	—
Total liabilities	179	623	875	502	4,046
Net assets applicable to contracts in accumulation period	157,407	426,011	608,215	428,526	153,527
Net assets applicable to contracts in payment period	—	—	—	7,182	—
Net assets applicable to seed money	646	668	450	—	—
Total net assets	$158,053	$426,679	$608,665	$435,708	$153,527
(1) Investment shares	12,177	33,102	69,482	92,704	32,527
(2) Investments, at cost	$188,108	$516,125	$743,087	$650,258	$231,699

December 31, 2022 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB
Assets
Investments, at fair value(1),(2)	$193,742	$346,133	$767,401	$380,048	$769,754
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	213	399	874	440	1,795
Total assets	193,955	346,532	768,275	380,488	771,549

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	189	356	779	393	798
Administrative charge	24	43	95	47	96
Contract terminations	—	—	—	—	901
Payable for investments purchased	—	—	—	—	—
Total liabilities	213	399	874	440	1,795
Net assets applicable to contracts in accumulation period	193,645	346,133	765,281	378,108	769,754
Net assets applicable to contracts in payment period	—	—	—	1,940	—
Net assets applicable to seed money	97	—	2,120	—	—
Total net assets	$193,742	$346,133	$767,401	$380,048	$769,754
(1) Investment shares	12,755	28,256	47,312	38,662	81,283
(2) Investments, at cost	$210,030	$425,741	$675,856	$364,269	$755,834

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	19

Statement of Assets and Liabilities

December 31, 2022 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Assets
Investments, at fair value(1),(2)	$350,840	$85,469	$25,602	$3,168,300	$218
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	405	2,344	29	4,647	—
Total assets	351,245	87,813	25,631	3,172,947	218

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	362	90	26	3,128	—
Administrative charge	43	11	3	392	—
Contract terminations	—	2,243	—	1,127	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	405	2,344	29	4,647	—
Net assets applicable to contracts in accumulation period	350,840	85,469	25,161	3,166,052	—
Net assets applicable to contracts in payment period	—	—	—	1,420	—
Net assets applicable to seed money	—	—	441	828	218
Total net assets	$350,840	$85,469	$25,602	$3,168,300	$218
(1) Investment shares	66,321	16,342	3,052	245,795	22
(2) Investments, at cost	$471,913	$111,251	$34,277	$3,389,912	$190

December 31, 2022 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Assets
Investments, at fair value(1),(2)	$2,415,634	$2,602,497	$44,855	$533,346	$2,204,980
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,789	4,089	48	712	2,550
Total assets	2,418,423	2,606,586	44,903	534,058	2,207,530

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,490	2,431	43	637	2,277
Administrative charge	299	319	5	66	273
Contract terminations	—	1,339	—	9	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,789	4,089	48	712	2,550
Net assets applicable to contracts in accumulation period	2,413,725	2,595,673	43,085	531,165	2,204,979
Net assets applicable to contracts in payment period	1,909	6,053	—	—	1
Net assets applicable to seed money	—	771	1,770	2,181	—
Total net assets	$2,415,634	$2,602,497	$44,855	$533,346	$2,204,980
(1) Investment shares	88,033	96,140	1,652	50,316	64,719
(2) Investments, at cost	$2,104,301	$2,307,938	$28,584	$646,517	$1,944,571

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Assets
Investments, at fair value(1),(2)	$2,465,786	$320,260	$250,916	$229,100	$2,387,252
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,691	431	301	245	2,691
Total assets	2,468,477	320,691	251,217	229,345	2,389,943

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,386	359	270	217	2,353
Administrative charge	305	40	31	28	295
Contract terminations	—	32	—	—	43
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,691	431	301	245	2,691
Net assets applicable to contracts in accumulation period	2,459,630	320,260	250,732	229,010	2,387,163
Net assets applicable to contracts in payment period	2,990	—	—	—	—
Net assets applicable to seed money	3,166	—	184	90	89
Total net assets	$2,465,786	$320,260	$250,916	$229,100	$2,387,252
(1) Investment shares	75,499	41,484	30,014	30,710	196,159
(2) Investments, at cost	$2,201,811	$386,131	$256,098	$289,808	$2,649,785

December 31, 2022 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$6,478,799	$238,938	$204,853	$10,225,519	$62,848,446
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	12,839	301	249	11,236	77,247
Total assets	6,491,638	239,239	205,102	10,236,755	62,925,693

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,229	271	224	9,947	69,413
Administrative charge	806	30	25	1,289	7,834
Contract terminations	3,804	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	12,839	301	249	11,236	77,247
Net assets applicable to contracts in accumulation period	6,460,498	237,589	204,645	10,225,209	62,848,416
Net assets applicable to contracts in payment period	18,093	—	—	—	—
Net assets applicable to seed money	208	1,349	208	310	30
Total net assets	$6,478,799	$238,938	$204,853	$10,225,519	$62,848,446
(1) Investment shares	519,135	23,334	9,681	426,419	2,616,505
(2) Investments, at cost	$8,057,963	$280,583	$164,812	$6,098,757	$30,711,201

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	21

Statement of Assets and Liabilities

December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$14,300,570	$43,017,490	$315,673	$26,131	$11,073,208
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	18,522	—	—	—
Receivable for share redemptions	16,290	63,159	341	25	22,006
Total assets	14,316,860	43,099,171	316,014	26,156	11,095,214

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,523	47,069	302	22	13,227
Administrative charge	1,767	5,356	39	3	1,376
Contract terminations	—	10,734	—	—	7,403
Payable for investments purchased	—	18,522	—	—	—
Total liabilities	16,290	81,681	341	25	22,006
Net assets applicable to contracts in accumulation period	14,300,492	43,017,430	315,280	25,671	11,073,003
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	78	60	393	460	205
Total net assets	$14,300,570	$43,017,490	$315,673	$26,131	$11,073,208
(1) Investment shares	1,008,503	3,033,673	28,035	2,123	936,820
(2) Investments, at cost	$13,940,519	$38,335,076	$309,635	$22,814	$10,794,144

December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$30,540,912	$84,426,428	$165,779,974	$194,674,449	$623,767,191
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	43,873	109,649	272,536	224,146	949,762
Total assets	30,584,785	84,536,077	166,052,510	194,898,595	624,716,953

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	34,641	91,583	188,925	186,346	684,873
Administrative charge	3,791	10,472	20,597	24,142	77,524
Contract terminations	5,441	7,594	63,014	13,658	187,365
Payable for investments purchased	—	—	—	—	—
Total liabilities	43,873	109,649	272,536	224,146	949,762
Net assets applicable to contracts in accumulation period	30,540,828	84,426,359	165,779,932	194,664,524	623,734,416
Net assets applicable to contracts in payment period	—	—	—	9,837	32,668
Net assets applicable to seed money	84	69	42	88	107
Total net assets	$30,540,912	$84,426,428	$165,779,974	$194,674,449	$623,767,191
(1) Investment shares	2,380,430	5,624,679	10,877,951	10,256,820	32,812,582
(2) Investments, at cost	$27,248,216	$65,960,383	$134,145,596	$128,932,997	$369,282,141
See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$35,392,083	$152,423,463	$26,304,791	$65,858,953	$683,994
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	39,676	200,986	34,539	107,701	957
Total assets	35,431,759	152,624,449	26,339,330	65,966,654	684,951

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	35,267	174,248	26,961	73,934	838
Administrative charge	4,409	18,954	3,277	8,176	85
Contract terminations	—	7,784	4,301	25,591	34
Payable for investments purchased	—	—	—	—	—
Total liabilities	39,676	200,986	34,539	107,701	957
Net assets applicable to contracts in accumulation period	35,391,944	152,423,416	26,304,585	65,858,889	683,607
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	139	47	206	64	387
Total net assets	$35,392,083	$152,423,463	$26,304,791	$65,858,953	$683,994
(1) Investment shares	1,656,933	7,122,592	1,605,909	4,013,343	23,257
(2) Investments, at cost	$19,820,835	$77,629,436	$20,294,914	$45,938,387	$276,136

December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Assets
Investments, at fair value(1),(2)	$8,464,294	$442,141	$3,667,779	$1,771,916	$4,790,415
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	1,613
Receivable for share redemptions	18,828	469	3,386	1,848	8,241
Total assets	8,483,122	442,610	3,671,165	1,773,764	4,800,269

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,568	414	2,932	1,470	5,959
Administrative charge	1,058	55	454	210	594
Contract terminations	7,202	—	—	168	1,688
Payable for investments purchased	—	—	—	—	1,613
Total liabilities	18,828	469	3,386	1,848	9,854
Net assets applicable to contracts in accumulation period	8,464,055	441,727	3,667,413	1,771,519	4,789,830
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	239	414	366	397	585
Total net assets	$8,464,294	$442,141	$3,667,779	$1,771,916	$4,790,415
(1) Investment shares	263,275	37,030	263,301	136,511	437,481
(2) Investments, at cost	$4,845,542	$415,733	$3,411,100	$1,699,132	$8,357,251

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	23

Statement of Assets and Liabilities

December 31, 2022 (continued)	Wanger Intl
Assets
Investments, at fair value(1),(2)	$4,524,262
Dividends receivable	—
Accounts receivable from RiverSource Life for contract purchase payments	—
Receivable for share redemptions	12,743
Total assets	4,537,005

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,703
Administrative charge	572
Contract terminations	6,468
Payable for investments purchased	—
Total liabilities	12,743
Net assets applicable to contracts in accumulation period	4,523,865
Net assets applicable to contracts in payment period	—
Net assets applicable to seed money	397
Total net assets	$4,524,262
(1) Investment shares	258,825
(2) Investments, at cost	$6,346,393

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2022	AB VPS Bal Hedged Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$10,327	$47,827	$393,510	$—	$—
Variable account expenses	4,077	56,887	159,185	34,030	13,324
Investment income (loss) — net	6,250	(9,060)	234,325	(34,030)	(13,324)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	43,959	394,334	2,040,039	295,177	103,202
Cost of investments sold	51,112	296,902	2,117,469	212,529	78,230
Net realized gain (loss) on sales of investments	(7,153)	97,432	(77,430)	82,648	24,972
Distributions from capital gains	33,643	708,649	—	328,204	101,420
Net change in unrealized appreciation or depreciation of investments	(105,122)	(1,065,296)	(1,866,018)	(1,363,135)	(476,632)
Net gain (loss) on investments	(78,632)	(259,215)	(1,943,448)	(952,283)	(350,240)
Net increase (decrease) in net assets resulting from operations	$(72,382)	$(268,275)	$(1,709,123)	$(986,313)	$(363,564)

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 1	Allspg VT Intl Eq, Cl 2	Allspg VT Omega Gro, Cl 1	Allspg VT Omega Gro, Cl 2
Investment income
Dividend income	$37,960	$5,476	$129,694	$—	$—
Variable account expenses	84,406	1,718	53,848	5,240	248,276
Investment income (loss) — net	(46,446)	3,758	75,846	(5,240)	(248,276)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	574,817	8,807	498,045	98,680	2,196,880
Cost of investments sold	494,378	13,721	819,604	91,181	2,110,383
Net realized gain (loss) on sales of investments	80,439	(4,914)	(321,559)	7,499	86,497
Distributions from capital gains	695,822	—	—	99,993	3,973,161
Net change in unrealized appreciation or depreciation of investments	(2,007,050)	(18,164)	(294,282)	(349,305)	(12,861,170)
Net gain (loss) on investments	(1,230,789)	(23,078)	(615,841)	(241,813)	(8,801,512)
Net increase (decrease) in net assets resulting from operations	$(1,277,235)	$(19,320)	$(539,995)	$(247,053)	$(9,049,788)

Year ended December 31, 2022 (continued)	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	AC VP Disciplined Core Val, Cl I	AC VP Inflation Prot, Cl II
Investment income
Dividend income	$—	$—	$—	$3,494	$715,712
Variable account expenses	6,339	59,246	50,632	2,772	245,567
Investment income (loss) — net	(6,339)	(59,246)	(50,632)	722	470,145

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,231	428,826	298,943	26,424	3,550,823
Cost of investments sold	25,667	343,257	304,521	23,494	3,580,937
Net realized gain (loss) on sales of investments	9,564	85,569	(5,578)	2,930	(30,114)
Distributions from capital gains	93,646	860,610	608,927	48,781	82,776
Net change in unrealized appreciation or depreciation of investments	(224,487)	(2,078,215)	(2,255,183)	(83,631)	(2,876,240)
Net gain (loss) on investments	(121,277)	(1,132,036)	(1,651,834)	(31,920)	(2,823,578)
Net increase (decrease) in net assets resulting from operations	$(127,616)	$(1,191,282)	$(1,702,466)	$(31,198)	$(2,353,433)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	25

Statement of Operations

Year ended December 31, 2022 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II
Investment income
Dividend income	$400	$1,588	$—	$6,093	$5,888
Variable account expenses	560	1,264	105,391	4,062	5,440
Investment income (loss) — net	(160)	324	(105,391)	2,031	448

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	680	6,306	1,061,608	11,766	13,743
Cost of investments sold	682	4,978	753,751	7,151	9,498
Net realized gain (loss) on sales of investments	(2)	1,328	307,857	4,615	4,245
Distributions from capital gains	4,751	10,173	721,451	23,310	24,217
Net change in unrealized appreciation or depreciation of investments	(15,027)	(14,235)	(3,710,335)	(32,422)	(33,560)
Net gain (loss) on investments	(10,278)	(2,734)	(2,681,027)	(4,497)	(5,098)
Net increase (decrease) in net assets resulting from operations	$(10,438)	$(2,410)	$(2,786,418)	$(2,466)	$(4,650)

Year ended December 31, 2022 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$304	$—	$1,976	$448	$—
Variable account expenses	1,026	41,723	5,305	1,532	1,688
Investment income (loss) — net	(722)	(41,723)	(3,329)	(1,084)	(1,688)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,528	326,150	51,617	10,292	5,012
Cost of investments sold	5,822	296,236	35,020	8,229	4,186
Net realized gain (loss) on sales of investments	706	29,914	16,597	2,063	826
Distributions from capital gains	16,773	272,430	27,066	30,966	2,094
Net change in unrealized appreciation or depreciation of investments	(28,780)	(2,030,111)	(156,741)	(57,164)	(42,956)
Net gain (loss) on investments	(11,301)	(1,727,767)	(113,078)	(24,135)	(40,036)
Net increase (decrease) in net assets resulting from operations	$(12,023)	$(1,769,490)	$(116,407)	$(25,219)	$(41,724)

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$1,085
Variable account expenses	40,224	219,954	299,666	99,901	1,341
Investment income (loss) — net	(40,224)	(219,954)	(299,666)	(99,901)	(256)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	655,682	2,252,549	5,901,786	797,129	48,905
Cost of investments sold	298,847	678,315	2,498,332	980,170	48,905
Net realized gain (loss) on sales of investments	356,835	1,574,234	3,403,454	(183,041)	—
Distributions from capital gains	—	—	—	1,859,908	—
Net change in unrealized appreciation or depreciation of investments	(924,192)	(4,848,463)	(3,676,191)	(4,264,796)	—
Net gain (loss) on investments	(567,357)	(3,274,229)	(272,737)	(2,587,929)	—
Net increase (decrease) in net assets resulting from operations	$(607,581)	$(3,494,183)	$(572,403)	$(2,687,830)	$(256)

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2022 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3
Investment income
Dividend income	$231,293	$163,879	$12,671	$187,363	$237,256
Variable account expenses	314,938	53,324	2,913	62,269	114,638
Investment income (loss) — net	(83,645)	110,555	9,758	125,094	122,618

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,242,721	707,203	8,826	1,093,987	1,169,924
Cost of investments sold	5,242,647	764,779	11,796	1,319,244	1,341,274
Net realized gain (loss) on sales of investments	74	(57,576)	(2,970)	(225,257)	(171,350)
Distributions from capital gains	—	22,607	8,470	128,464	5,127
Net change in unrealized appreciation or depreciation of investments	(73)	(535,883)	(43,943)	(540,102)	(1,597,160)
Net gain (loss) on investments	1	(570,852)	(38,443)	(636,895)	(1,763,383)
Net increase (decrease) in net assets resulting from operations	$(83,644)	$(460,297)	$(28,685)	$(511,801)	$(1,640,765)

Year ended December 31, 2022 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$2,521	$—
Variable account expenses	4,555	10,745	84,626	4,535	2,233
Investment income (loss) — net	(4,555)	(10,745)	(84,626)	(2,014)	(2,233)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,014	67,418	1,861,688	20,735	17,873
Cost of investments sold	4,725	30,480	467,727	21,641	7,635
Net realized gain (loss) on sales of investments	14,289	36,938	1,393,961	(906)	10,238
Distributions from capital gains	—	—	—	23,628	—
Net change in unrealized appreciation or depreciation of investments	(167,053)	(305,025)	(2,871,916)	(81,231)	(13,345)
Net gain (loss) on investments	(152,764)	(268,087)	(1,477,955)	(58,509)	(3,107)
Net increase (decrease) in net assets resulting from operations	$(157,319)	$(278,832)	$(1,562,581)	$(60,523)	$(5,340)

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$4,131	$—
Variable account expenses	24,372	592	9,701	14,049	211
Investment income (loss) — net	(24,372)	(592)	(9,701)	(9,918)	(211)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	224,366	5,969	39,722	228,041	1,091
Cost of investments sold	88,268	2,367	16,993	218,995	990
Net realized gain (loss) on sales of investments	136,098	3,602	22,729	9,046	101
Distributions from capital gains	—	—	—	324,430	6,624
Net change in unrealized appreciation or depreciation of investments	(827,546)	(7,518)	(142,327)	(427,215)	(15,520)
Net gain (loss) on investments	(691,448)	(3,916)	(119,598)	(93,739)	(8,795)
Net increase (decrease) in net assets resulting from operations	$(715,820)	$(4,508)	$(129,299)	$(103,657)	$(9,006)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2022 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Investment income
Dividend income	$3,006	$103,162	$3,160	$69,881	$—
Variable account expenses	1,714	78,417	327	26,270	17,387
Investment income (loss) — net	1,292	24,745	2,833	43,611	(17,387)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,621	798,372	3,743	371,450	225,009
Cost of investments sold	2,935	869,388	6,528	449,408	118,338
Net realized gain (loss) on sales of investments	(314)	(71,016)	(2,785)	(77,958)	106,671
Distributions from capital gains	—	—	—	28,762	—
Net change in unrealized appreciation or depreciation of investments	(24,300)	(867,899)	2,405	(324,917)	(500,821)
Net gain (loss) on investments	(24,614)	(938,915)	(380)	(374,113)	(394,150)
Net increase (decrease) in net assets resulting from operations	$(23,322)	$(914,170)	$2,453	$(330,502)	$(411,537)

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl
Investment income
Dividend income	$—	$33,042	$2,716	$1,472	$11,165
Variable account expenses	417	12,172	2,829	2,013	35,166
Investment income (loss) — net	(417)	20,870	(113)	(541)	(24,001)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	922	211,718	2,746	6,045	177,551
Cost of investments sold	347	222,762	2,145	4,929	129,019
Net realized gain (loss) on sales of investments	575	(11,044)	601	1,116	48,532
Distributions from capital gains	—	—	13,644	8,350	134,127
Net change in unrealized appreciation or depreciation of investments	(1,385)	(44,569)	(64,315)	(39,529)	(1,128,826)
Net gain (loss) on investments	(810)	(55,613)	(50,070)	(30,063)	(946,167)
Net increase (decrease) in net assets resulting from operations	$(1,227)	$(34,743)	$(50,183)	$(30,604)	$(970,168)

Year ended December 31, 2022 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl
Investment income
Dividend income	$94,568	$706	$15,982	$768	$147
Variable account expenses	562,412	9,151	15,023	972	344
Investment income (loss) — net	(467,844)	(8,445)	959	(204)	(197)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,508,710	34,628	66,140	19,586	371
Cost of investments sold	4,231,088	26,886	47,013	17,497	286
Net realized gain (loss) on sales of investments	1,277,622	7,742	19,127	2,089	85
Distributions from capital gains	1,792,841	87,725	20,377	1,104	2,179
Net change in unrealized appreciation or depreciation of investments	(15,558,759)	(265,308)	(109,845)	(9,413)	(11,105)
Net gain (loss) on investments	(12,488,296)	(169,841)	(70,341)	(6,220)	(8,841)
Net increase (decrease) in net assets resulting from operations	$(12,956,140)	$(178,286)	$(69,382)	$(6,424)	$(9,038)

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2022 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Investment income
Dividend income	$6,790	$31,815	$14,252	$137,643	$19,824
Variable account expenses	24,772	8,035	3,844	118,054	64,501
Investment income (loss) — net	(17,982)	23,780	10,408	19,589	(44,677)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	282,249	21,169	9,355	1,647,931	452,451
Cost of investments sold	225,212	24,390	10,904	1,850,587	416,250
Net realized gain (loss) on sales of investments	57,037	(3,221)	(1,549)	(202,656)	36,201
Distributions from capital gains	144,232	—	—	410,899	328,771
Net change in unrealized appreciation or depreciation of investments	(775,052)	(108,757)	(47,357)	(1,408,522)	(1,261,999)
Net gain (loss) on investments	(573,783)	(111,978)	(48,906)	(1,200,279)	(897,027)
Net increase (decrease) in net assets resulting from operations	$(591,765)	$(88,198)	$(38,498)	$(1,180,690)	$(941,704)

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Investment income
Dividend income	$32,365	$439	$28,701	$40,664	$204,917
Variable account expenses	175,260	711	56,079	23,693	62,395
Investment income (loss) — net	(142,895)	(272)	(27,378)	16,971	142,522

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,603,835	8,581	709,277	300,709	538,978
Cost of investments sold	1,502,883	7,583	585,448	342,463	516,108
Net realized gain (loss) on sales of investments	100,952	998	123,829	(41,754)	22,870
Distributions from capital gains	838,019	481	32,110	121,551	83,177
Net change in unrealized appreciation or depreciation of investments	(3,185,154)	(18,407)	(1,283,967)	(681,400)	(556,335)
Net gain (loss) on investments	(2,246,183)	(16,928)	(1,128,028)	(601,603)	(450,288)
Net increase (decrease) in net assets resulting from operations	$(2,389,078)	$(17,200)	$(1,155,406)	$(584,632)	$(307,766)

Year ended December 31, 2022 (continued)	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Intl Eq Insights, Inst
Investment income
Dividend income	$339,463	$2,612	$32,495	$—	$501
Variable account expenses	248,251	5,930	43,895	69,011	278
Investment income (loss) — net	91,212	(3,318)	(11,400)	(69,011)	223

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,447,117	10,836	626,476	488,610	6,198
Cost of investments sold	2,407,777	9,124	687,298	604,919	7,114
Net realized gain (loss) on sales of investments	39,340	1,712	(60,822)	(116,309)	(916)
Distributions from capital gains	2,050,055	41,679	613,220	1,400,288	—
Net change in unrealized appreciation or depreciation of investments	(3,942,272)	(85,652)	(987,898)	(3,801,443)	(3,365)
Net gain (loss) on investments	(1,852,877)	(42,261)	(435,500)	(2,517,464)	(4,281)
Net increase (decrease) in net assets resulting from operations	$(1,761,665)	$(45,579)	$(446,900)	$(2,586,475)	$(4,058)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2022 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$67,718	$—	$12,785	$—	$—
Variable account expenses	165,136	2,195	21,458	33,081	10,303
Investment income (loss) — net	(97,418)	(2,195)	(8,673)	(33,081)	(10,303)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,267,316	13,321	227,787	340,863	49,534
Cost of investments sold	1,951,163	14,532	202,389	296,590	49,339
Net realized gain (loss) on sales of investments	316,153	(1,211)	25,398	44,273	195
Distributions from capital gains	1,456,294	23,077	8,138	657,225	179,707
Net change in unrealized appreciation or depreciation of investments	(3,067,068)	(83,518)	(425,138)	(1,715,524)	(442,180)
Net gain (loss) on investments	(1,294,621)	(61,652)	(391,602)	(1,014,026)	(262,278)
Net increase (decrease) in net assets resulting from operations	$(1,392,039)	$(63,847)	$(400,275)	$(1,047,107)	$(272,581)

Year ended December 31, 2022 (continued)	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Investment income
Dividend income	$26,112	$—	$—	$329,049	$47,008
Variable account expenses	84,361	11,673	144,510	420,010	70,189
Investment income (loss) — net	(58,249)	(11,673)	(144,510)	(90,961)	(23,181)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,233,749	54,061	1,469,085	8,722,029	550,305
Cost of investments sold	1,253,700	44,959	1,258,099	6,030,962	516,330
Net realized gain (loss) on sales of investments	(19,951)	9,102	210,986	2,691,067	33,975
Distributions from capital gains	1,057,763	291,367	3,223,196	750,320	798,885
Net change in unrealized appreciation or depreciation of investments	(1,274,212)	(634,168)	(7,037,140)	(3,511,395)	(2,165,577)
Net gain (loss) on investments	(236,400)	(333,699)	(3,602,958)	(70,008)	(1,332,717)
Net increase (decrease) in net assets resulting from operations	$(294,649)	$(345,372)	$(3,747,468)	$(160,969)	$(1,355,898)

Year ended December 31, 2022 (continued)	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Investment income
Dividend income	$253	$—	$—	$8,897	$8,723
Variable account expenses	513	2,039	7,702	7,300	10,015
Investment income (loss) — net	(260)	(2,039)	(7,702)	1,597	(1,292)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,160	3,060	24,359	33,693	139,379
Cost of investments sold	5,014	3,440	26,219	26,687	137,116
Net realized gain (loss) on sales of investments	146	(380)	(1,860)	7,006	2,263
Distributions from capital gains	6,364	40,547	168,932	56,751	68,231
Net change in unrealized appreciation or depreciation of investments	(17,693)	(100,631)	(396,697)	(190,253)	(220,860)
Net gain (loss) on investments	(11,183)	(60,464)	(229,625)	(126,496)	(150,366)
Net increase (decrease) in net assets resulting from operations	$(11,443)	$(62,503)	$(237,327)	$(124,899)	$(151,658)

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2022 (continued)	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Gro & Inc, Ser II
Investment income
Dividend income	$—	$—	$—	$—	$5,099
Variable account expenses	12	23,923	853	202,954	5,866
Investment income (loss) — net	(12)	(23,923)	(853)	(202,954)	(767)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	83	193,224	4,233	2,524,056	56,924
Cost of investments sold	83	163,271	5,522	3,091,201	47,702
Net realized gain (loss) on sales of investments	—	29,953	(1,289)	(567,145)	9,222
Distributions from capital gains	165	308,017	—	—	37,376
Net change in unrealized appreciation or depreciation of investments	(565)	(1,121,391)	(6,620)	(1,241,788)	(79,308)
Net gain (loss) on investments	(400)	(783,421)	(7,909)	(1,808,933)	(32,710)
Net increase (decrease) in net assets resulting from operations	$(412)	$(807,344)	$(8,762)	$(2,011,887)	$(33,477)

Year ended December 31, 2022 (continued)	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst
Investment income
Dividend income	$—	$352	$495	$5,280	$17,467
Variable account expenses	652	461	12,176	28,219	19,723
Investment income (loss) — net	(652)	(109)	(11,681)	(22,939)	(2,256)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,562	35,362	193,159	318,101	124,998
Cost of investments sold	1,459	27,522	206,367	246,243	78,455
Net realized gain (loss) on sales of investments	103	7,840	(13,208)	71,858	46,543
Distributions from capital gains	6,564	9,072	151,123	247,398	44,177
Net change in unrealized appreciation or depreciation of investments	(13,836)	(25,737)	(264,842)	(743,290)	(379,437)
Net gain (loss) on investments	(7,169)	(8,825)	(126,927)	(424,034)	(288,717)
Net increase (decrease) in net assets resulting from operations	$(7,821)	$(8,934)	$(138,608)	$(446,973)	$(290,973)

Year ended December 31, 2022 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Investment income
Dividend income	$559	$8,247	$—	$2,993	$—
Variable account expenses	9,790	10,960	2,527	2,679	24,217
Investment income (loss) — net	(9,231)	(2,713)	(2,527)	314	(24,217)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,086	39,472	16,928	22,119	199,463
Cost of investments sold	27,249	25,849	14,318	20,376	180,069
Net realized gain (loss) on sales of investments	9,837	13,623	2,610	1,743	19,394
Distributions from capital gains	122,423	86,962	31,087	—	295,603
Net change in unrealized appreciation or depreciation of investments	(263,745)	(292,509)	(120,023)	(23,094)	(927,765)
Net gain (loss) on investments	(131,485)	(191,924)	(86,326)	(21,351)	(612,768)
Net increase (decrease) in net assets resulting from operations	$(140,716)	$(194,637)	$(88,853)	$(21,037)	$(636,985)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	31

Statement of Operations

Year ended December 31, 2022 (continued)	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Investment income
Dividend income	$1,169	$1,669	$—	$7,125	$2,201
Variable account expenses	3,245	668	806	14,983	7,521
Investment income (loss) — net	(2,076)	1,001	(806)	(7,858)	(5,320)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,006	747	19,944	132,508	46,992
Cost of investments sold	26,864	883	8,163	81,485	28,086
Net realized gain (loss) on sales of investments	18,142	(136)	11,781	51,023	18,906
Distributions from capital gains	32,351	5,132	4,010	136,571	74,719
Net change in unrealized appreciation or depreciation of investments	(102,472)	(14,515)	(35,945)	(402,849)	(205,356)
Net gain (loss) on investments	(51,979)	(9,519)	(20,154)	(215,255)	(111,731)
Net increase (decrease) in net assets resulting from operations	$(54,055)	$(8,518)	$(20,960)	$(223,113)	$(117,051)

Year ended December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
Investment income
Dividend income	$—	$—	$—	$1,523	$513
Variable account expenses	21,388	5,542	20,573	4,432	347
Investment income (loss) — net	(21,388)	(5,542)	(20,573)	(2,909)	166

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	235,744	42,599	62,682	13,144	2,082
Cost of investments sold	225,689	53,927	80,636	9,795	1,765
Net realized gain (loss) on sales of investments	10,055	(11,328)	(17,954)	3,349	317
Distributions from capital gains	227,052	114,231	547,069	39,747	2,564
Net change in unrealized appreciation or depreciation of investments	(623,395)	(250,427)	(1,137,328)	(107,159)	(6,640)
Net gain (loss) on investments	(386,288)	(147,524)	(608,213)	(64,063)	(3,759)
Net increase (decrease) in net assets resulting from operations	$(407,676)	$(153,066)	$(628,786)	$(66,972)	$(3,593)

Year ended December 31, 2022 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Investment income
Dividend income	$190,616	$62,124	$21,689	$—	$6,757
Variable account expenses	175,168	36,035	14,080	880	2,580
Investment income (loss) — net	15,448	26,089	7,609	(880)	4,177

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,234,833	235,710	148,565	4,053	28,461
Cost of investments sold	1,077,648	167,818	111,802	8,608	30,344
Net realized gain (loss) on sales of investments	157,185	67,892	36,763	(4,555)	(1,883)
Distributions from capital gains	1,133,627	98,469	38,135	25,463	5,978
Net change in unrealized appreciation or depreciation of investments	(2,915,848)	(203,452)	(97,382)	(86,776)	(59,353)
Net gain (loss) on investments	(1,625,036)	(37,091)	(22,484)	(65,868)	(55,258)
Net increase (decrease) in net assets resulting from operations	$(1,609,588)	$(11,002)	$(14,875)	$(66,748)	$(51,081)

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2022 (continued)	MS VIF US Real Est, Cl I	MS VIF US Real Est, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Investment income
Dividend income	$2,388	$4,461	$52,451	$31,507	$11,170
Variable account expenses	3,665	8,437	11,698	6,257	2,274
Investment income (loss) — net	(1,277)	(3,976)	40,753	25,250	8,896

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	163,855	150,813	160,820	26,416	17,199
Cost of investments sold	142,828	120,414	173,408	38,154	25,281
Net realized gain (loss) on sales of investments	21,027	30,399	(12,588)	(11,738)	(8,082)
Distributions from capital gains	41,780	101,669	55,379	9,532	3,527
Net change in unrealized appreciation or depreciation of investments	(166,391)	(290,593)	(188,958)	(38,567)	(10,371)
Net gain (loss) on investments	(103,584)	(158,525)	(146,167)	(40,773)	(14,926)
Net increase (decrease) in net assets resulting from operations	$(104,861)	$(162,501)	$(105,414)	$(15,523)	$(6,030)

Year ended December 31, 2022 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB
Investment income
Dividend income	$—	$7,654	$3,301	$—	$—
Variable account expenses	2,986	5,101	11,087	6,088	12,391
Investment income (loss) — net	(2,986)	2,553	(7,786)	(6,088)	(12,391)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	24,181	21,104	266,969	26,362	57,674
Cost of investments sold	24,230	22,950	234,323	20,432	43,964
Net realized gain (loss) on sales of investments	(49)	(1,846)	32,646	5,930	13,710
Distributions from capital gains	25,969	146,626	74,920	76,730	157,417
Net change in unrealized appreciation or depreciation of investments	(105,951)	(230,607)	(159,463)	(253,279)	(521,907)
Net gain (loss) on investments	(80,031)	(85,827)	(51,897)	(170,619)	(350,780)
Net increase (decrease) in net assets resulting from operations	$(83,017)	$(83,274)	$(59,683)	$(176,707)	$(363,171)

Year ended December 31, 2022 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Investment income
Dividend income	$19,842	$4,954	$1,592	$50,597	$4
Variable account expenses	5,131	1,301	373	43,708	4
Investment income (loss) — net	14,711	3,653	1,219	6,889	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,054	10,192	1,742	348,409	4
Cost of investments sold	20,281	12,639	2,189	348,567	4
Net realized gain (loss) on sales of investments	(4,227)	(2,447)	(447)	(158)	—
Distributions from capital gains	711	188	—	362,189	8
Net change in unrealized appreciation or depreciation of investments	(62,527)	(14,757)	(5,427)	(1,003,157)	(28)
Net gain (loss) on investments	(66,043)	(17,016)	(5,874)	(641,126)	(20)
Net increase (decrease) in net assets resulting from operations	$(51,332)	$(13,363)	$(4,655)	$(634,237)	$(20)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	33

Statement of Operations

Year ended December 31, 2022 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Investment income
Dividend income	$41,388	$37,494	$299	$1,042	$20,050
Variable account expenses	34,402	32,669	662	9,736	33,891
Investment income (loss) — net	6,986	4,825	(363)	(8,694)	(13,841)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	231,254	200,288	15,963	83,515	216,671
Cost of investments sold	188,798	169,155	9,323	90,990	163,919
Net realized gain (loss) on sales of investments	42,456	31,133	6,640	(7,475)	52,752
Distributions from capital gains	207,104	217,224	3,745	85,497	356,671
Net change in unrealized appreciation or depreciation of investments	(369,879)	(364,874)	(21,708)	(164,942)	(1,121,535)
Net gain (loss) on investments	(120,319)	(116,517)	(11,323)	(86,920)	(712,112)
Net increase (decrease) in net assets resulting from operations	$(113,333)	$(111,692)	$(11,686)	$(95,614)	$(725,953)

Year ended December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Investment income
Dividend income	$15,477	$—	$1,003	$6,319	$74,736
Variable account expenses	36,475	5,165	3,756	3,121	32,675
Investment income (loss) — net	(20,998)	(5,165)	(2,753)	3,198	42,061

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	327,318	44,551	25,784	5,880	203,241
Cost of investments sold	266,493	39,195	26,909	6,742	216,600
Net realized gain (loss) on sales of investments	60,825	5,356	(1,125)	(862)	(13,359)
Distributions from capital gains	430,667	104,650	4,516	18,258	—
Net change in unrealized appreciation or depreciation of investments	(1,296,147)	(210,158)	(33,680)	(89,322)	(267,328)
Net gain (loss) on investments	(804,655)	(100,152)	(30,289)	(71,926)	(280,687)
Net increase (decrease) in net assets resulting from operations	$(825,653)	$(105,317)	$(33,042)	$(68,728)	$(238,626)

Year ended December 31, 2022 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$407	$2,945	$—	$—
Variable account expenses	119,428	3,874	2,966	157,157	1,029,785
Investment income (loss) — net	(119,428)	(3,467)	(21)	(157,157)	(1,029,785)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,955,577	30,966	24,310	2,393,679	10,023,756
Cost of investments sold	2,388,986	36,485	21,701	1,401,311	4,586,351
Net realized gain (loss) on sales of investments	(433,409)	(5,519)	2,609	992,368	5,437,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	52,909	(28,741)	23,548	(3,595,920)	(20,725,847)
Net gain (loss) on investments	(380,500)	(34,260)	26,157	(2,603,552)	(15,288,442)
Net increase (decrease) in net assets resulting from operations	$(499,928)	$(37,727)	$26,136	$(2,760,709)	$(16,318,227)

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	223,293	730,700	4,634	346	187,892
Investment income (loss) — net	(223,293)	(730,700)	(4,634)	(346)	(187,892)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,624,909	16,017,977	67,363	2,742	1,713,192
Cost of investments sold	5,356,922	12,972,576	63,281	2,278	1,563,868
Net realized gain (loss) on sales of investments	267,987	3,045,401	4,082	464	149,324
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,089,373)	(12,177,208)	(79,800)	(6,305)	(2,252,180)
Net gain (loss) on investments	(2,821,386)	(9,131,807)	(75,718)	(5,841)	(2,102,856)
Net increase (decrease) in net assets resulting from operations	$(3,044,679)	$(9,862,507)	$(80,352)	$(6,187)	$(2,290,748)

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	524,383	1,390,704	2,873,897	2,807,808	10,400,950
Investment income (loss) — net	(524,383)	(1,390,704)	(2,873,897)	(2,807,808)	(10,400,950)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,455,243	13,821,303	27,827,307	27,530,504	111,967,454
Cost of investments sold	5,354,648	10,136,882	21,351,170	17,321,089	62,341,986
Net realized gain (loss) on sales of investments	1,100,595	3,684,421	6,476,137	10,209,415	49,625,468
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,071,393)	(26,184,055)	(47,452,926)	(52,235,979)	(188,212,108)
Net gain (loss) on investments	(6,970,798)	(22,499,634)	(40,976,789)	(42,026,564)	(138,586,640)
Net increase (decrease) in net assets resulting from operations	$(7,495,181)	$(23,890,338)	$(43,850,686)	$(44,834,372)	$(148,987,590)

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	568,372	2,665,501	418,368	1,127,471	12,862
Investment income (loss) — net	(568,372)	(2,665,501)	(418,368)	(1,127,471)	(12,862)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,063,446	32,418,522	5,010,526	12,854,037	174,974
Cost of investments sold	6,162,017	15,839,184	3,727,264	8,590,754	75,250
Net realized gain (loss) on sales of investments	4,901,429	16,579,338	1,283,262	4,263,283	99,724
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,172,033)	(54,075,224)	(7,026,829)	(18,508,215)	(264,397)
Net gain (loss) on investments	(9,270,604)	(37,495,886)	(5,743,567)	(14,244,932)	(164,673)
Net increase (decrease) in net assets resulting from operations	$(9,838,976)	$(40,161,387)	$(6,161,935)	$(15,372,403)	$(177,535)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	35

Statement of Operations

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	157,911	5,460	41,165	23,542	87,810
Investment income (loss) — net	(157,911)	(5,460)	(41,165)	(23,542)	(87,810)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,193,644	57,323	805,285	789,785	1,000,483
Cost of investments sold	1,187,707	50,830	677,059	751,397	1,479,266
Net realized gain (loss) on sales of investments	1,005,937	6,493	128,226	38,388	(478,783)
Distributions from capital gains	—	—	—	—	1,945,179
Net change in unrealized appreciation or depreciation of investments	(2,450,809)	(85,737)	(865,053)	(489,765)	(3,787,419)
Net gain (loss) on investments	(1,444,872)	(79,244)	(736,827)	(451,377)	(2,321,023)
Net increase (decrease) in net assets resulting from operations	$(1,602,783)	$(84,704)	$(777,992)	$(474,919)	$(2,408,833)

Year ended December 31, 2022 (continued)	Wanger Intl
Investment income
Dividend income	$44,783
Variable account expenses	78,961
Investment income (loss) — net	(34,178)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	779,161
Cost of investments sold	956,314
Net realized gain (loss) on sales of investments	(177,153)
Distributions from capital gains	885,729
Net change in unrealized appreciation or depreciation of investments	(2,937,887)
Net gain (loss) on investments	(2,229,311)
Net increase (decrease) in net assets resulting from operations	$(2,263,489)

See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Bal Hedged Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$6,250	$(9,060)	$234,325	$(34,030)	$(13,324)
Net realized gain (loss) on sales of investments	(7,153)	97,432	(77,430)	82,648	24,972
Distributions from capital gains	33,643	708,649	—	328,204	101,420
Net change in unrealized appreciation or depreciation of investments	(105,122)	(1,065,296)	(1,866,018)	(1,363,135)	(476,632)
Net increase (decrease) in net assets resulting from operations	(72,382)	(268,275)	(1,709,123)	(986,313)	(363,564)

Contract transactions
Contract purchase payments	75	1,259	36,367	623	144
Net transfers(1)	102,493	3,906	142,672	(67,041)	(28,099)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,719)	—	—
Contract charges	(1,133)	(8,506)	(48,532)	(4,067)	(2,589)
Contract terminations:
Surrender benefits	(31,457)	(146,179)	(931,177)	(116,507)	(25,081)
Death benefits	(7,097)	(111,169)	(375,364)	(50,296)	(9,192)
Increase (decrease) from transactions	62,881	(260,689)	(1,177,753)	(237,288)	(64,817)
Net assets at beginning of year	293,761	4,851,487	11,946,248	3,398,750	1,278,467
Net assets at end of year	$284,260	$4,322,523	$9,059,372	$2,175,149	$850,086

Accumulation unit activity
Units outstanding at beginning of year	134,545	1,428,040	8,927,250	892,761	615,617
Units purchased	49,854	18,011	245,110	9,665	24,525
Units redeemed	(22,192)	(103,084)	(1,189,987)	(77,881)	(39,688)
Units outstanding at end of year	162,207	1,342,967	7,982,373	824,545	600,454

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	37

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 1	Allspg VT Intl Eq, Cl 2	Allspg VT Omega Gro, Cl 1	Allspg VT Omega Gro, Cl 2
Operations
Investment income (loss) — net	$(46,446)	$3,758	$75,846	$(5,240)	$(248,276)
Net realized gain (loss) on sales of investments	80,439	(4,914)	(321,559)	7,499	86,497
Distributions from capital gains	695,822	—	—	99,993	3,973,161
Net change in unrealized appreciation or depreciation of investments	(2,007,050)	(18,164)	(294,282)	(349,305)	(12,861,170)
Net increase (decrease) in net assets resulting from operations	(1,277,235)	(19,320)	(539,995)	(247,053)	(9,049,788)

Contract transactions
Contract purchase payments	—	7	5,784	—	7,004
Net transfers(1)	(128,285)	—	16,007	677	1,591,409
Adjustments to net assets allocated to contracts in payment period	—	—	(915)	—	—
Contract charges	(3,701)	(266)	(11,077)	(604)	(50,161)
Contract terminations:
Surrender benefits	(188,312)	(2,507)	(223,023)	(59,607)	(1,173,729)
Death benefits	(161,594)	(4,319)	(73,794)	(33,244)	(525,816)
Increase (decrease) from transactions	(481,892)	(7,085)	(287,018)	(92,778)	(151,293)
Net assets at beginning of year	7,209,156	153,621	4,250,411	679,717	23,849,864
Net assets at end of year	$5,450,029	$127,216	$3,423,398	$339,886	$14,648,783

Accumulation unit activity
Units outstanding at beginning of year	2,327,163	74,597	2,041,419	137,505	3,109,723
Units purchased	2,806	4	50,320	186	319,730
Units redeemed	(182,998)	(3,883)	(200,719)	(27,004)	(324,388)
Units outstanding at end of year	2,146,971	70,718	1,891,020	110,687	3,105,065

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	AC VP Disciplined Core Val, Cl I	AC VP Inflation Prot, Cl II
Operations
Investment income (loss) — net	$(6,339)	$(59,246)	$(50,632)	$722	$470,145
Net realized gain (loss) on sales of investments	9,564	85,569	(5,578)	2,930	(30,114)
Distributions from capital gains	93,646	860,610	608,927	48,781	82,776
Net change in unrealized appreciation or depreciation of investments	(224,487)	(2,078,215)	(2,255,183)	(83,631)	(2,876,240)
Net increase (decrease) in net assets resulting from operations	(127,616)	(1,191,282)	(1,702,466)	(31,198)	(2,353,433)

Contract transactions
Contract purchase payments	711	7,939	3,735	24	52,298
Net transfers(1)	332	(14,907)	262,838	—	(662,614)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(628)	(13,674)	(9,520)	(146)	(72,577)
Contract terminations:
Surrender benefits	(3,518)	(264,256)	(155,057)	(9,160)	(1,568,042)
Death benefits	(24,486)	(64,333)	(39,934)	(14,353)	(562,806)
Increase (decrease) from transactions	(27,589)	(349,231)	62,062	(23,635)	(2,813,741)
Net assets at beginning of year	607,579	5,574,055	4,764,990	239,816	18,000,968
Net assets at end of year	$452,374	$4,033,542	$3,124,586	$184,983	$12,833,794

Accumulation unit activity
Units outstanding at beginning of year	160,158	1,511,650	1,641,029	57,852	12,003,676
Units purchased	354	5,855	112,361	7	37,519
Units redeemed	(8,143)	(118,042)	(86,866)	(5,998)	(2,028,911)
Units outstanding at end of year	152,369	1,399,463	1,666,524	51,861	10,012,284

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	39

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II
Operations
Investment income (loss) — net	$(160)	$324	$(105,391)	$2,031	$448
Net realized gain (loss) on sales of investments	(2)	1,328	307,857	4,615	4,245
Distributions from capital gains	4,751	10,173	721,451	23,310	24,217
Net change in unrealized appreciation or depreciation of investments	(15,027)	(14,235)	(3,710,335)	(32,422)	(33,560)
Net increase (decrease) in net assets resulting from operations	(10,438)	(2,410)	(2,786,418)	(2,466)	(4,650)

Contract transactions
Contract purchase payments	—	150	40,373	24	—
Net transfers(1)	(11)	375	840,595	—	(7,229)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(108)	(3)	(27,695)	(198)	(33)
Contract terminations:
Surrender benefits	—	(5,029)	(643,940)	(6,759)	(830)
Death benefits	—	—	(114,294)	(756)	—
Increase (decrease) from transactions	(119)	(4,507)	95,039	(7,689)	(8,092)
Net assets at beginning of year	39,798	80,942	8,329,683	301,155	315,986
Net assets at end of year	$29,241	$74,025	$5,638,304	$291,000	$303,244

Accumulation unit activity
Units outstanding at beginning of year	14,570	28,463	1,531,222	58,648	107,977
Units purchased	—	135	213,437	5	—
Units redeemed	(59)	(1,844)	(185,076)	(1,494)	(2,686)
Units outstanding at end of year	14,511	26,754	1,559,583	57,159	105,291

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(722)	$(41,723)	$(3,329)	$(1,084)	$(1,688)
Net realized gain (loss) on sales of investments	706	29,914	16,597	2,063	826
Distributions from capital gains	16,773	272,430	27,066	30,966	2,094
Net change in unrealized appreciation or depreciation of investments	(28,780)	(2,030,111)	(156,741)	(57,164)	(42,956)
Net increase (decrease) in net assets resulting from operations	(12,023)	(1,769,490)	(116,407)	(25,219)	(41,724)

Contract transactions
Contract purchase payments	—	8,968	—	200	—
Net transfers(1)	(2,678)	918,241	5,511	(4)	3,791
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1)	(10,114)	(416)	(14)	(130)
Contract terminations:
Surrender benefits	(1,975)	(233,731)	(3,513)	(5,418)	(3,191)
Death benefits	—	(92,249)	(40,056)	(3,794)	—
Increase (decrease) from transactions	(4,654)	591,115	(38,474)	(9,030)	470
Net assets at beginning of year	79,998	3,475,478	505,460	134,197	140,204
Net assets at end of year	$63,321	$2,297,103	$350,579	$99,948	$98,950

Accumulation unit activity
Units outstanding at beginning of year	21,843	544,950	187,937	30,124	31,340
Units purchased	—	216,859	3,043	—	1,256
Units redeemed	(1,453)	(76,801)	(20,651)	(2,424)	(984)
Units outstanding at end of year	20,390	685,008	170,329	27,700	31,612

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 1
Operations
Investment income (loss) — net	$(40,224)	$(219,954)	$(299,666)	$(99,901)	$(256)
Net realized gain (loss) on sales of investments	356,835	1,574,234	3,403,454	(183,041)	—
Distributions from capital gains	—	—	—	1,859,908	—
Net change in unrealized appreciation or depreciation of investments	(924,192)	(4,848,463)	(3,676,191)	(4,264,796)	—
Net increase (decrease) in net assets resulting from operations	(607,581)	(3,494,183)	(572,403)	(2,687,830)	(256)

Contract transactions
Contract purchase payments	1,026	58,215	51,618	19,804	300
Net transfers(1)	6,675	(279,106)	(2,901,304)	1,642,597	(57)
Adjustments to net assets allocated to contracts in payment period	(2,039)	(720)	(2,862)	—	—
Contract charges	(7,325)	(54,473)	(81,925)	(28,338)	(122)
Contract terminations:
Surrender benefits	(74,837)	(1,142,427)	(1,656,648)	(578,678)	(43,483)
Death benefits	(530,583)	(445,251)	(602,854)	(244,244)	(3,902)
Increase (decrease) from transactions	(607,083)	(1,863,762)	(5,193,975)	811,141	(47,264)
Net assets at beginning of year	3,404,842	18,461,486	22,599,021	7,556,773	137,931
Net assets at end of year	$2,190,178	$13,103,541	$16,832,643	$5,680,084	$90,411

Accumulation unit activity
Units outstanding at beginning of year	973,742	5,462,223	6,151,420	2,202,603	140,687
Units purchased	2,358	20,690	31,296	632,205	307
Units redeemed	(270,971)	(620,488)	(1,480,293)	(327,515)	(48,691)
Units outstanding at end of year	705,129	4,862,425	4,702,423	2,507,293	92,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$(83,645)	$110,555	$9,758	$125,094	$122,618
Net realized gain (loss) on sales of investments	74	(57,576)	(2,970)	(225,257)	(171,350)
Distributions from capital gains	—	22,607	8,470	128,464	5,127
Net change in unrealized appreciation or depreciation of investments	(73)	(535,883)	(43,943)	(540,102)	(1,597,160)
Net increase (decrease) in net assets resulting from operations	(83,644)	(460,297)	(28,685)	(511,801)	(1,640,765)

Contract transactions
Contract purchase payments	137,811	4,390	—	25,052	3,570
Net transfers(1)	(11,927)	(103,487)	57	(207,740)	150,261
Adjustments to net assets allocated to contracts in payment period	(2,065)	—	—	—	(3,305)
Contract charges	(68,081)	(14,973)	(33)	(21,738)	(35,471)
Contract terminations:
Surrender benefits	(2,161,755)	(339,461)	(5,686)	(568,050)	(520,275)
Death benefits	(712,468)	(140,125)	—	(203,920)	(430,890)
Increase (decrease) from transactions	(2,818,485)	(593,656)	(5,662)	(976,396)	(836,110)
Net assets at beginning of year	22,482,051	3,961,464	258,002	4,689,422	9,379,720
Net assets at end of year	$19,579,922	$2,907,511	$223,655	$3,201,225	$6,902,845

Accumulation unit activity
Units outstanding at beginning of year	23,910,440	1,535,733	210,688	2,005,551	5,136,804
Units purchased	996,298	6,801	53	12,041	104,716
Units redeemed	(4,097,211)	(262,449)	(5,237)	(465,858)	(618,996)
Units outstanding at end of year	20,809,527	1,280,085	205,504	1,551,734	4,622,524

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(4,555)	$(10,745)	$(84,626)	$(2,014)	$(2,233)
Net realized gain (loss) on sales of investments	14,289	36,938	1,393,961	(906)	10,238
Distributions from capital gains	—	—	—	23,628	—
Net change in unrealized appreciation or depreciation of investments	(167,053)	(305,025)	(2,871,916)	(81,231)	(13,345)
Net increase (decrease) in net assets resulting from operations	(157,319)	(278,832)	(1,562,581)	(60,523)	(5,340)

Contract transactions
Contract purchase payments	—	2,002	24,261	126	—
Net transfers(1)	554	10,522	(41,861)	236	(1)
Adjustments to net assets allocated to contracts in payment period	—	—	(4,855)	—	—
Contract charges	(26)	(782)	(11,642)	(252)	—
Contract terminations:
Surrender benefits	(14,432)	(21,246)	(818,142)	(9,183)	(15,637)
Death benefits	—	(34,543)	(867,820)	(6,758)	—
Increase (decrease) from transactions	(13,904)	(44,047)	(1,720,059)	(15,831)	(15,638)
Net assets at beginning of year	495,759	875,891	8,582,273	379,399	140,084
Net assets at end of year	$324,536	$553,012	$5,299,633	$303,045	$119,106

Accumulation unit activity
Units outstanding at beginning of year	110,552	222,699	2,077,653	165,275	40,282
Units purchased	140	3,740	11,856	175	—
Units redeemed	(3,891)	(29,722)	(449,855)	(7,540)	(4,906)
Units outstanding at end of year	106,801	196,717	1,639,654	157,910	35,376

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Operations
Investment income (loss) — net	$(24,372)	$(592)	$(9,701)	$(9,918)	$(211)
Net realized gain (loss) on sales of investments	136,098	3,602	22,729	9,046	101
Distributions from capital gains	—	—	—	324,430	6,624
Net change in unrealized appreciation or depreciation of investments	(827,546)	(7,518)	(142,327)	(427,215)	(15,520)
Net increase (decrease) in net assets resulting from operations	(715,820)	(4,508)	(129,299)	(103,657)	(9,006)

Contract transactions
Contract purchase payments	509	—	4	—	—
Net transfers(1)	99,502	(1,115)	(10,793)	(37,248)	—
Adjustments to net assets allocated to contracts in payment period	(319)	—	—	—	—
Contract charges	(4,128)	(124)	(1,209)	(5,568)	(7)
Contract terminations:
Surrender benefits	(112,582)	(4,136)	(15,623)	(60,871)	(873)
Death benefits	(59,175)	—	(1,687)	(84,319)	—
Increase (decrease) from transactions	(76,193)	(5,375)	(29,308)	(188,006)	(880)
Net assets at beginning of year	2,262,854	42,922	819,465	1,039,969	24,811
Net assets at end of year	$1,470,841	$33,039	$660,858	$748,306	$14,925

Accumulation unit activity
Units outstanding at beginning of year	444,922	15,631	214,944	311,469	3,010
Units purchased	27,505	—	196	515	—
Units redeemed	(45,936)	(2,339)	(8,511)	(62,436)	(154)
Units outstanding at end of year	426,491	13,292	206,629	249,548	2,856

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$1,292	$24,745	$2,833	$43,611	$(17,387)
Net realized gain (loss) on sales of investments	(314)	(71,016)	(2,785)	(77,958)	106,671
Distributions from capital gains	—	—	—	28,762	—
Net change in unrealized appreciation or depreciation of investments	(24,300)	(867,899)	2,405	(324,917)	(500,821)
Net increase (decrease) in net assets resulting from operations	(23,322)	(914,170)	2,453	(330,502)	(411,537)

Contract transactions
Contract purchase payments	—	1,183	125	2,543	—
Net transfers(1)	366	95,912	(9)	(12,644)	79,690
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,098)	—
Contract charges	(45)	(13,842)	(2)	(13,148)	(6,806)
Contract terminations:
Surrender benefits	(861)	(364,740)	(389)	(112,079)	(68,604)
Death benefits	—	(145,958)	(3,045)	(122,240)	(90,752)
Increase (decrease) from transactions	(540)	(427,445)	(3,320)	(258,666)	(86,472)
Net assets at beginning of year	153,738	6,072,169	18,360	1,916,783	1,424,619
Net assets at end of year	$129,876	$4,730,554	$17,493	$1,327,615	$926,610

Accumulation unit activity
Units outstanding at beginning of year	136,595	4,710,394	30,916	1,236,561	547,465
Units purchased	359	125,518	—	30,268	55,850
Units redeemed	(880)	(527,179)	(5,853)	(213,241)	(100,793)
Units outstanding at end of year	136,074	4,308,733	25,063	1,053,588	502,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl
Operations
Investment income (loss) — net	$(417)	$20,870	$(113)	$(541)	$(24,001)
Net realized gain (loss) on sales of investments	575	(11,044)	601	1,116	48,532
Distributions from capital gains	—	—	13,644	8,350	134,127
Net change in unrealized appreciation or depreciation of investments	(1,385)	(44,569)	(64,315)	(39,529)	(1,128,826)
Net increase (decrease) in net assets resulting from operations	(1,227)	(34,743)	(50,183)	(30,604)	(970,168)

Contract transactions
Contract purchase payments	—	533	—	—	608
Net transfers(1)	(4)	(41,042)	60	2,606	(6,217)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(4,959)	(134)	(113)	(4,153)
Contract terminations:
Surrender benefits	(500)	(58,215)	(12)	(4,100)	(84,497)
Death benefits	—	(77,421)	—	—	(46,817)
Increase (decrease) from transactions	(504)	(181,104)	(86)	(1,607)	(141,076)
Net assets at beginning of year	27,856	838,243	263,607	157,811	3,596,065
Net assets at end of year	$26,125	$622,396	$213,338	$125,600	$2,484,821

Accumulation unit activity
Units outstanding at beginning of year	5,811	638,112	74,132	44,226	654,614
Units purchased	—	8,570	19	837	135
Units redeemed	(123)	(154,155)	(49)	(1,372)	(32,009)
Units outstanding at end of year	5,688	492,527	74,102	43,691	622,740

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl
Operations
Investment income (loss) — net	$(467,844)	$(8,445)	$959	$(204)	$(197)
Net realized gain (loss) on sales of investments	1,277,622	7,742	19,127	2,089	85
Distributions from capital gains	1,792,841	87,725	20,377	1,104	2,179
Net change in unrealized appreciation or depreciation of investments	(15,558,759)	(265,308)	(109,845)	(9,413)	(11,105)
Net increase (decrease) in net assets resulting from operations	(12,956,140)	(178,286)	(69,382)	(6,424)	(9,038)

Contract transactions
Contract purchase payments	89,690	—	30	100	—
Net transfers(1)	1,607,224	760	(13,215)	(15)	251
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(138,536)	(995)	(1,702)	(280)	(27)
Contract terminations:
Surrender benefits	(2,730,929)	(25,700)	(31,956)	(18,319)	—
Death benefits	(1,601,178)	—	(3,300)	—	—
Increase (decrease) from transactions	(2,773,729)	(25,935)	(50,143)	(18,514)	224
Net assets at beginning of year	47,906,950	820,578	1,108,903	75,907	35,445
Net assets at end of year	$32,177,081	$616,357	$989,378	$50,969	$26,631

Accumulation unit activity
Units outstanding at beginning of year	8,010,338	147,978	351,402	21,750	7,876
Units purchased	411,457	177	24	—	64
Units redeemed	(968,280)	(5,505)	(16,262)	(6,342)	(7)
Units outstanding at end of year	7,453,515	142,650	335,164	15,408	7,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Operations
Investment income (loss) — net	$(17,982)	$23,780	$10,408	$19,589	$(44,677)
Net realized gain (loss) on sales of investments	57,037	(3,221)	(1,549)	(202,656)	36,201
Distributions from capital gains	144,232	—	—	410,899	328,771
Net change in unrealized appreciation or depreciation of investments	(775,052)	(108,757)	(47,357)	(1,408,522)	(1,261,999)
Net increase (decrease) in net assets resulting from operations	(591,765)	(88,198)	(38,498)	(1,180,690)	(941,704)

Contract transactions
Contract purchase payments	—	—	—	46,226	727
Net transfers(1)	(24,790)	(2,616)	8,438	(138,680)	(9,487)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,608)	(1,116)	(519)	(37,378)	(5,650)
Contract terminations:
Surrender benefits	(125,462)	(7,835)	(2,881)	(814,114)	(237,576)
Death benefits	(96,130)	—	(2,109)	(316,078)	(61,142)
Increase (decrease) from transactions	(252,990)	(11,567)	2,929	(1,260,024)	(313,128)
Net assets at beginning of year	2,421,185	699,410	300,079	8,568,819	5,922,485
Net assets at end of year	$1,576,430	$599,645	$264,510	$6,128,105	$4,667,653

Accumulation unit activity
Units outstanding at beginning of year	403,079	343,317	122,666	5,665,949	746,595
Units purchased	3,243	—	3,879	43,455	1,180
Units redeemed	(48,627)	(6,000)	(2,482)	(960,408)	(47,828)
Units outstanding at end of year	357,695	337,317	124,063	4,748,996	699,947

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Operations
Investment income (loss) — net	$(142,895)	$(272)	$(27,378)	$16,971	$142,522
Net realized gain (loss) on sales of investments	100,952	998	123,829	(41,754)	22,870
Distributions from capital gains	838,019	481	32,110	121,551	83,177
Net change in unrealized appreciation or depreciation of investments	(3,185,154)	(18,407)	(1,283,967)	(681,400)	(556,335)
Net increase (decrease) in net assets resulting from operations	(2,389,078)	(17,200)	(1,155,406)	(584,632)	(307,766)

Contract transactions
Contract purchase payments	14,596	48	13,771	2,305	—
Net transfers(1)	(260,414)	239	346,442	94,399	35,051
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(4,614)
Contract charges	(34,229)	(141)	(19,614)	(4,068)	(4,028)
Contract terminations:
Surrender benefits	(637,442)	(1,626)	(409,334)	(246,375)	(243,063)
Death benefits	(364,103)	(6,083)	(188,636)	(10,081)	(189,355)
Increase (decrease) from transactions	(1,281,592)	(7,563)	(257,371)	(163,820)	(406,009)
Net assets at beginning of year	15,059,512	67,200	4,578,051	2,270,947	4,651,506
Net assets at end of year	$11,388,842	$42,437	$3,165,274	$1,522,495	$3,937,731

Accumulation unit activity
Units outstanding at beginning of year	2,578,036	33,720	1,665,637	671,186	1,515,710
Units purchased	6,130	179	172,925	38,843	15,320
Units redeemed	(258,620)	(5,775)	(283,606)	(108,138)	(163,150)
Units outstanding at end of year	2,325,546	28,124	1,554,956	601,891	1,367,880

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Intl Eq Insights, Inst
Operations
Investment income (loss) — net	$91,212	$(3,318)	$(11,400)	$(69,011)	$223
Net realized gain (loss) on sales of investments	39,340	1,712	(60,822)	(116,309)	(916)
Distributions from capital gains	2,050,055	41,679	613,220	1,400,288	—
Net change in unrealized appreciation or depreciation of investments	(3,942,272)	(85,652)	(987,898)	(3,801,443)	(3,365)
Net increase (decrease) in net assets resulting from operations	(1,761,665)	(45,579)	(446,900)	(2,586,475)	(4,058)

Contract transactions
Contract purchase payments	7,214	—	2,531	2,315	—
Net transfers(1)	(136,765)	(1,967)	(231,927)	192,718	—
Adjustments to net assets allocated to contracts in payment period	—	(1,800)	—	—	—
Contract charges	(49,348)	(560)	(8,536)	(8,163)	(14)
Contract terminations:
Surrender benefits	(835,718)	(576)	(304,338)	(328,200)	(5,906)
Death benefits	(950,296)	—	(6,197)	(56,749)	—
Increase (decrease) from transactions	(1,964,913)	(4,903)	(548,467)	(198,079)	(5,920)
Net assets at beginning of year	20,910,249	373,807	3,919,899	7,599,302	25,040
Net assets at end of year	$17,183,671	$323,325	$2,924,532	$4,814,748	$15,062

Accumulation unit activity
Units outstanding at beginning of year	6,695,790	86,084	779,105	2,207,573	18,696
Units purchased	47,239	—	3,077	80,342	—
Units redeemed	(719,557)	(878)	(130,318)	(167,381)	(6,193)
Units outstanding at end of year	6,023,472	85,206	651,864	2,120,534	12,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(97,418)	$(2,195)	$(8,673)	$(33,081)	$(10,303)
Net realized gain (loss) on sales of investments	316,153	(1,211)	25,398	44,273	195
Distributions from capital gains	1,456,294	23,077	8,138	657,225	179,707
Net change in unrealized appreciation or depreciation of investments	(3,067,068)	(83,518)	(425,138)	(1,715,524)	(442,180)
Net increase (decrease) in net assets resulting from operations	(1,392,039)	(63,847)	(400,275)	(1,047,107)	(272,581)

Contract transactions
Contract purchase payments	31,845	30	—	351	1,913
Net transfers(1)	(769,213)	2	(2,993)	(98,078)	(12,378)
Adjustments to net assets allocated to contracts in payment period	(1,719)	—	—	(2,643)	—
Contract charges	(39,715)	(270)	(2,101)	(2,606)	(3,466)
Contract terminations:
Surrender benefits	(917,322)	(1,624)	(113,202)	(86,736)	(3,690)
Death benefits	(310,741)	(9,242)	(85,482)	(84,943)	—
Increase (decrease) from transactions	(2,006,865)	(11,104)	(203,778)	(274,655)	(17,621)
Net assets at beginning of year	12,783,818	191,938	2,041,575	3,407,795	837,475
Net assets at end of year	$9,384,914	$116,987	$1,437,522	$2,086,033	$547,273

Accumulation unit activity
Units outstanding at beginning of year	2,279,715	47,483	596,452	900,791	234,341
Units purchased	6,622	8	1,054	7,947	7,980
Units redeemed	(421,916)	(4,042)	(66,983)	(98,163)	(16,186)
Units outstanding at end of year	1,864,421	43,449	530,523	810,575	226,135

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(58,249)	$(11,673)	$(144,510)	$(90,961)	$(23,181)
Net realized gain (loss) on sales of investments	(19,951)	9,102	210,986	2,691,067	33,975
Distributions from capital gains	1,057,763	291,367	3,223,196	750,320	798,885
Net change in unrealized appreciation or depreciation of investments	(1,274,212)	(634,168)	(7,037,140)	(3,511,395)	(2,165,577)
Net increase (decrease) in net assets resulting from operations	(294,649)	(345,372)	(3,747,468)	(160,969)	(1,355,898)

Contract transactions
Contract purchase payments	29,355	162	45,862	87,827	789
Net transfers(1)	(369,560)	963	901,282	(4,688,601)	(61,022)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,838)	—
Contract charges	(25,860)	(540)	(37,341)	(119,450)	(4,668)
Contract terminations:
Surrender benefits	(546,920)	(27,215)	(867,785)	(2,306,930)	(262,436)
Death benefits	(136,168)	(14,680)	(320,794)	(873,432)	(140,516)
Increase (decrease) from transactions	(1,049,153)	(41,310)	(278,776)	(7,908,424)	(467,853)
Net assets at beginning of year	6,843,377	1,108,280	11,835,760	30,831,945	6,449,586
Net assets at end of year	$5,499,575	$721,598	$7,809,516	$22,762,552	$4,625,835

Accumulation unit activity
Units outstanding at beginning of year	6,442,721	187,127	2,685,348	8,645,788	1,944,872
Units purchased	65,374	261	292,044	26,763	921
Units redeemed	(1,100,914)	(8,882)	(368,704)	(2,250,707)	(172,435)
Units outstanding at end of year	5,407,181	178,506	2,608,688	6,421,844	1,773,358

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Operations
Investment income (loss) — net	$(260)	$(2,039)	$(7,702)	$1,597	$(1,292)
Net realized gain (loss) on sales of investments	146	(380)	(1,860)	7,006	2,263
Distributions from capital gains	6,364	40,547	168,932	56,751	68,231
Net change in unrealized appreciation or depreciation of investments	(17,693)	(100,631)	(396,697)	(190,253)	(220,860)
Net increase (decrease) in net assets resulting from operations	(11,443)	(62,503)	(237,327)	(124,899)	(151,658)

Contract transactions
Contract purchase payments	75	42	1,198	126	125
Net transfers(1)	(4,275)	330	10,137	567	38,361
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(157)	(85)	(2,999)	(223)	(5,372)
Contract terminations:
Surrender benefits	—	(1,114)	(10,552)	(15,536)	(49,704)
Death benefits	—	—	—	(10,704)	(61,610)
Increase (decrease) from transactions	(4,357)	(827)	(2,216)	(25,770)	(78,200)
Net assets at beginning of year	52,991	195,551	738,896	645,926	774,042
Net assets at end of year	$37,191	$132,221	$499,353	$495,257	$544,184

Accumulation unit activity
Units outstanding at beginning of year	17,172	110,614	417,602	203,506	522,724
Units purchased	90	259	8,516	268	31,603
Units redeemed	(2,126)	(974)	(10,487)	(10,088)	(95,566)
Units outstanding at end of year	15,136	109,899	415,631	193,686	458,761

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Gro & Inc, Ser II
Operations
Investment income (loss) — net	$(12)	$(23,923)	$(853)	$(202,954)	$(767)
Net realized gain (loss) on sales of investments	—	29,953	(1,289)	(567,145)	9,222
Distributions from capital gains	165	308,017	—	—	37,376
Net change in unrealized appreciation or depreciation of investments	(565)	(1,121,391)	(6,620)	(1,241,788)	(79,308)
Net increase (decrease) in net assets resulting from operations	(412)	(807,344)	(8,762)	(2,011,887)	(33,477)

Contract transactions
Contract purchase payments	—	—	210	61,658	—
Net transfers(1)	—	37,278	—	(118,044)	(6,069)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,843)	—
Contract charges	(5)	(3,579)	(25)	(62,426)	(2,330)
Contract terminations:
Surrender benefits	(66)	(101,122)	(3,268)	(1,298,701)	(42,599)
Death benefits	—	(65,418)	(92)	(530,737)	—
Increase (decrease) from transactions	(71)	(132,841)	(3,175)	(1,950,093)	(50,998)
Net assets at beginning of year	1,274	2,502,579	69,776	15,803,447	468,866
Net assets at end of year	$791	$1,562,394	$57,839	$11,841,467	$384,391

Accumulation unit activity
Units outstanding at beginning of year	204	521,185	31,626	9,231,293	118,541
Units purchased	—	11,221	107	72,220	16
Units redeemed	(16)	(44,275)	(1,706)	(1,367,595)	(14,734)
Units outstanding at end of year	188	488,131	30,027	7,935,918	103,823

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$(652)	$(109)	$(11,681)	$(22,939)	$(2,256)
Net realized gain (loss) on sales of investments	103	7,840	(13,208)	71,858	46,543
Distributions from capital gains	6,564	9,072	151,123	247,398	44,177
Net change in unrealized appreciation or depreciation of investments	(13,836)	(25,737)	(264,842)	(743,290)	(379,437)
Net increase (decrease) in net assets resulting from operations	(7,821)	(8,934)	(138,608)	(446,973)	(290,973)

Contract transactions
Contract purchase payments	—	—	7,971	2,744	210
Net transfers(1)	2	(1,675)	(29,263)	17,882	(26,178)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,159)	—
Contract charges	(61)	(6)	(3,998)	(7,521)	(776)
Contract terminations:
Surrender benefits	(846)	(68)	(121,109)	(208,954)	(38,502)
Death benefits	—	(33,152)	(15,663)	(55,770)	(39,555)
Increase (decrease) from transactions	(905)	(34,901)	(162,062)	(253,778)	(104,801)
Net assets at beginning of year	52,939	65,775	922,504	2,658,202	1,709,087
Net assets at end of year	$44,213	$21,940	$621,834	$1,957,451	$1,313,313

Accumulation unit activity
Units outstanding at beginning of year	16,176	18,508	326,523	486,014	271,033
Units purchased	—	—	3,285	4,796	38
Units redeemed	(359)	(10,668)	(67,767)	(53,242)	(18,430)
Units outstanding at end of year	15,817	7,840	262,041	437,568	252,641

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Operations
Investment income (loss) — net	$(9,231)	$(2,713)	$(2,527)	$314	$(24,217)
Net realized gain (loss) on sales of investments	9,837	13,623	2,610	1,743	19,394
Distributions from capital gains	122,423	86,962	31,087	—	295,603
Net change in unrealized appreciation or depreciation of investments	(263,745)	(292,509)	(120,023)	(23,094)	(927,765)
Net increase (decrease) in net assets resulting from operations	(140,716)	(194,637)	(88,853)	(21,037)	(636,985)

Contract transactions
Contract purchase payments	218	126	55	104	755
Net transfers(1)	252	(2,855)	101	(4,641)	120,570
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,027)	(392)	(252)	(163)	(6,606)
Contract terminations:
Surrender benefits	(18,438)	(15,549)	(5,424)	(7,487)	(85,698)
Death benefits	(8,070)	(9,773)	(8,716)	(5,918)	(67,752)
Increase (decrease) from transactions	(27,065)	(28,443)	(14,236)	(18,105)	(38,731)
Net assets at beginning of year	820,464	960,670	235,961	208,979	2,042,323
Net assets at end of year	$652,683	$737,590	$132,872	$169,837	$1,366,607

Accumulation unit activity
Units outstanding at beginning of year	319,576	261,499	75,646	128,567	686,609
Units purchased	207	41	70	67	44,950
Units redeemed	(13,619)	(8,895)	(7,031)	(12,517)	(64,202)
Units outstanding at end of year	306,164	252,645	68,685	116,117	667,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Operations
Investment income (loss) — net	$(2,076)	$1,001	$(806)	$(7,858)	$(5,320)
Net realized gain (loss) on sales of investments	18,142	(136)	11,781	51,023	18,906
Distributions from capital gains	32,351	5,132	4,010	136,571	74,719
Net change in unrealized appreciation or depreciation of investments	(102,472)	(14,515)	(35,945)	(402,849)	(205,356)
Net increase (decrease) in net assets resulting from operations	(54,055)	(8,518)	(20,960)	(223,113)	(117,051)

Contract transactions
Contract purchase payments	23	24	—	446	71,011
Net transfers(1)	—	2,496	(2)	(33,649)	(3,209)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(623)	(79)	(107)	(1,567)	(47)
Contract terminations:
Surrender benefits	(27,200)	—	(18,413)	(31,290)	(36,214)
Death benefits	(13,945)	—	(616)	(20,489)	—
Increase (decrease) from transactions	(41,745)	2,441	(19,138)	(86,549)	31,541
Net assets at beginning of year	286,822	50,859	90,274	1,306,130	695,827
Net assets at end of year	$191,022	$44,782	$50,176	$996,468	$610,317

Accumulation unit activity
Units outstanding at beginning of year	46,196	32,055	11,285	365,272	200,759
Units purchased	4	1,766	—	9,664	26,754
Units redeemed	(7,804)	(60)	(2,612)	(36,175)	(13,062)
Units outstanding at end of year	38,396	33,761	8,673	338,761	214,451

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
Operations
Investment income (loss) — net	$(21,388)	$(5,542)	$(20,573)	$(2,909)	$166
Net realized gain (loss) on sales of investments	10,055	(11,328)	(17,954)	3,349	317
Distributions from capital gains	227,052	114,231	547,069	39,747	2,564
Net change in unrealized appreciation or depreciation of investments	(623,395)	(250,427)	(1,137,328)	(107,159)	(6,640)
Net increase (decrease) in net assets resulting from operations	(407,676)	(153,066)	(628,786)	(66,972)	(3,593)

Contract transactions
Contract purchase payments	—	153	—	179	—
Net transfers(1)	(15,666)	9,331	28,175	(152)	(626)
Adjustments to net assets allocated to contracts in payment period	(1,858)	—	(1,195)	—	—
Contract charges	(3,085)	(739)	(4,561)	(415)	(53)
Contract terminations:
Surrender benefits	(59,746)	(15,147)	(36,624)	(8,133)	(1,056)
Death benefits	(13,979)	(20,573)	(667)	—	—
Increase (decrease) from transactions	(94,334)	(26,975)	(14,872)	(8,521)	(1,735)
Net assets at beginning of year	2,005,033	500,146	2,034,340	367,754	34,050
Net assets at end of year	$1,503,023	$320,105	$1,390,682	$292,261	$28,722

Accumulation unit activity
Units outstanding at beginning of year	747,532	104,982	423,549	96,954	10,004
Units purchased	7,342	2,709	8,270	53	—
Units redeemed	(50,527)	(10,174)	(10,845)	(2,663)	(561)
Units outstanding at end of year	704,347	97,517	420,974	94,344	9,443

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$15,448	$26,089	$7,609	$(880)	$4,177
Net realized gain (loss) on sales of investments	157,185	67,892	36,763	(4,555)	(1,883)
Distributions from capital gains	1,133,627	98,469	38,135	25,463	5,978
Net change in unrealized appreciation or depreciation of investments	(2,915,848)	(203,452)	(97,382)	(86,776)	(59,353)
Net increase (decrease) in net assets resulting from operations	(1,609,588)	(11,002)	(14,875)	(66,748)	(51,081)

Contract transactions
Contract purchase payments	2,262	167	—	75	—
Net transfers(1)	(55,387)	248,086	44,982	(1)	11,142
Adjustments to net assets allocated to contracts in payment period	—	(2,225)	(4,610)	—	—
Contract charges	(41,767)	(3,181)	(1,837)	(11)	(985)
Contract terminations:
Surrender benefits	(507,023)	(80,647)	(59,558)	(3,161)	(8,895)
Death benefits	(419,762)	(121,960)	(23,513)	—	(11,828)
Increase (decrease) from transactions	(1,021,677)	40,240	(44,536)	(3,098)	(10,566)
Net assets at beginning of year	14,879,805	2,583,121	1,074,920	106,142	196,416
Net assets at end of year	$12,248,540	$2,612,359	$1,015,509	$36,296	$134,769

Accumulation unit activity
Units outstanding at beginning of year	5,095,276	656,139	185,708	17,066	174,690
Units purchased	6,904	51,508	12,852	—	14,497
Units redeemed	(383,553)	(47,817)	(22,784)	(1,158)	(23,621)
Units outstanding at end of year	4,718,627	659,830	175,776	15,908	165,566

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MS VIF US Real Est, Cl I	MS VIF US Real Est, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Operations
Investment income (loss) — net	$(1,277)	$(3,976)	$40,753	$25,250	$8,896
Net realized gain (loss) on sales of investments	21,027	30,399	(12,588)	(11,738)	(8,082)
Distributions from capital gains	41,780	101,669	55,379	9,532	3,527
Net change in unrealized appreciation or depreciation of investments	(166,391)	(290,593)	(188,958)	(38,567)	(10,371)
Net increase (decrease) in net assets resulting from operations	(104,861)	(162,501)	(105,414)	(15,523)	(6,030)

Contract transactions
Contract purchase payments	—	—	—	396	66
Net transfers(1)	(144,208)	34,443	(20,310)	(626)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,420)	—
Contract charges	(728)	(2,063)	(4,984)	(180)	(141)
Contract terminations:
Surrender benefits	(12,569)	(73,380)	(52,786)	(8,942)	(14,797)
Death benefits	(1,927)	(43,423)	(57,833)	(9,008)	—
Increase (decrease) from transactions	(159,432)	(84,423)	(135,913)	(19,780)	(14,872)
Net assets at beginning of year	422,346	673,603	849,992	471,011	174,429
Net assets at end of year	$158,053	$426,679	$608,665	$435,708	$153,527

Accumulation unit activity
Units outstanding at beginning of year	96,219	211,617	498,149	182,827	91,072
Units purchased	227	17,334	1,632	159	35
Units redeemed	(45,480)	(41,217)	(87,851)	(7,444)	(7,862)
Units outstanding at end of year	50,966	187,734	411,930	175,542	83,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB
Operations
Investment income (loss) — net	$(2,986)	$2,553	$(7,786)	$(6,088)	$(12,391)
Net realized gain (loss) on sales of investments	(49)	(1,846)	32,646	5,930	13,710
Distributions from capital gains	25,969	146,626	74,920	76,730	157,417
Net change in unrealized appreciation or depreciation of investments	(105,951)	(230,607)	(159,463)	(253,279)	(521,907)
Net increase (decrease) in net assets resulting from operations	(83,017)	(83,274)	(59,683)	(176,707)	(363,171)

Contract transactions
Contract purchase payments	148	—	—	—	18
Net transfers(1)	9,141	—	(4,005)	—	100
Adjustments to net assets allocated to contracts in payment period	—	—	—	(442)	—
Contract charges	(241)	(161)	(2,572)	(168)	(432)
Contract terminations:
Surrender benefits	(5,648)	(3,854)	(21,395)	(5,133)	(18,403)
Death benefits	(12,394)	(11,992)	(209,311)	(14,535)	(25,372)
Increase (decrease) from transactions	(8,994)	(16,007)	(237,283)	(20,278)	(44,089)
Net assets at beginning of year	285,753	445,414	1,064,367	577,033	1,177,014
Net assets at end of year	$193,742	$346,133	$767,401	$380,048	$769,754

Accumulation unit activity
Units outstanding at beginning of year	190,974	160,981	226,928	193,605	402,444
Units purchased	9,048	—	2,750	—	253
Units redeemed	(18,581)	(6,288)	(57,579)	(7,770)	(18,657)
Units outstanding at end of year	181,441	154,693	172,099	185,835	384,040

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Operations
Investment income (loss) — net	$14,711	$3,653	$1,219	$6,889	$—
Net realized gain (loss) on sales of investments	(4,227)	(2,447)	(447)	(158)	—
Distributions from capital gains	711	188	—	362,189	8
Net change in unrealized appreciation or depreciation of investments	(62,527)	(14,757)	(5,427)	(1,003,157)	(28)
Net increase (decrease) in net assets resulting from operations	(51,332)	(13,363)	(4,655)	(634,237)	(20)

Contract transactions
Contract purchase payments	180	30	—	2,973	—
Net transfers(1)	(200)	—	58	2,935	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,134)	—
Contract charges	(135)	(72)	(38)	(6,756)	—
Contract terminations:
Surrender benefits	(10,032)	(8,825)	(1,361)	(225,373)	—
Death benefits	(554)	—	—	(18,627)	—
Increase (decrease) from transactions	(10,741)	(8,867)	(1,341)	(245,982)	—
Net assets at beginning of year	412,913	107,699	31,598	4,048,519	238
Net assets at end of year	$350,840	$85,469	$25,602	$3,168,300	$218

Accumulation unit activity
Units outstanding at beginning of year	107,550	38,883	15,937	2,434,969	—
Units purchased	52	12	34	30,467	—
Units redeemed	(3,041)	(3,492)	(710)	(196,175)	—
Units outstanding at end of year	104,561	35,403	15,261	2,269,261	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$6,986	$4,825	$(363)	$(8,694)	$(13,841)
Net realized gain (loss) on sales of investments	42,456	31,133	6,640	(7,475)	52,752
Distributions from capital gains	207,104	217,224	3,745	85,497	356,671
Net change in unrealized appreciation or depreciation of investments	(369,879)	(364,874)	(21,708)	(164,942)	(1,121,535)
Net increase (decrease) in net assets resulting from operations	(113,333)	(111,692)	(11,686)	(95,614)	(725,953)

Contract transactions
Contract purchase payments	180	328	985	100	744
Net transfers(1)	(89,460)	104,914	(604)	(7,773)	(67,302)
Adjustments to net assets allocated to contracts in payment period	(729)	(4,853)	—	—	—
Contract charges	(1,176)	(5,235)	(223)	(849)	(1,125)
Contract terminations:
Surrender benefits	(68,477)	(84,597)	(8,744)	(50,417)	(60,738)
Death benefits	(36,939)	(43,709)	(5,726)	(11,894)	(53,000)
Increase (decrease) from transactions	(196,601)	(33,152)	(14,312)	(70,833)	(181,421)
Net assets at beginning of year	2,725,568	2,747,341	70,853	699,793	3,112,354
Net assets at end of year	$2,415,634	$2,602,497	$44,855	$533,346	$2,204,980

Accumulation unit activity
Units outstanding at beginning of year	1,578,521	1,596,100	15,156	240,843	327,576
Units purchased	109	85,570	265	55	97
Units redeemed	(117,704)	(97,201)	(3,572)	(25,224)	(23,144)
Units outstanding at end of year	1,460,926	1,584,469	11,849	215,674	304,529

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Operations
Investment income (loss) — net	$(20,998)	$(5,165)	$(2,753)	$3,198	$42,061
Net realized gain (loss) on sales of investments	60,825	5,356	(1,125)	(862)	(13,359)
Distributions from capital gains	430,667	104,650	4,516	18,258	—
Net change in unrealized appreciation or depreciation of investments	(1,296,147)	(210,158)	(33,680)	(89,322)	(267,328)
Net increase (decrease) in net assets resulting from operations	(825,653)	(105,317)	(33,042)	(68,728)	(238,626)

Contract transactions
Contract purchase payments	810	—	115	833	1,439
Net transfers(1)	(23,255)	5,250	1	—	14,602
Adjustments to net assets allocated to contracts in payment period	(2,840)	—	—	—	—
Contract charges	(2,679)	(871)	(594)	(405)	(7,402)
Contract terminations:
Surrender benefits	(110,211)	(24,146)	(21,758)	(2,376)	(102,042)
Death benefits	(81,632)	—	—	—	(46,663)
Increase (decrease) from transactions	(219,807)	(19,767)	(22,236)	(1,948)	(140,066)
Net assets at beginning of year	3,511,246	445,344	306,194	299,776	2,765,944
Net assets at end of year	$2,465,786	$320,260	$250,916	$229,100	$2,387,252

Accumulation unit activity
Units outstanding at beginning of year	703,348	73,523	51,099	94,665	1,653,360
Units purchased	4,623	1,778	22	342	16,580
Units redeemed	(58,159)	(5,697)	(4,337)	(1,030)	(99,566)
Units outstanding at end of year	649,812	69,604	46,784	93,977	1,570,374

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(119,428)	$(3,467)	$(21)	$(157,157)	$(1,029,785)
Net realized gain (loss) on sales of investments	(433,409)	(5,519)	2,609	992,368	5,437,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	52,909	(28,741)	23,548	(3,595,920)	(20,725,847)
Net increase (decrease) in net assets resulting from operations	(499,928)	(37,727)	26,136	(2,760,709)	(16,318,227)

Contract transactions
Contract purchase payments	24,662	225	185	—	4,800
Net transfers(1)	(519,086)	4	(619)	(1,111,066)	(2,025,380)
Adjustments to net assets allocated to contracts in payment period	(1,109)	—	—	—	—
Contract charges	(37,893)	(386)	(457)	(148,068)	(459,744)
Contract terminations:
Surrender benefits	(780,447)	(10,090)	(20,179)	(726,396)	(4,996,167)
Death benefits	(333,375)	(14,928)	—	—	(260,600)
Increase (decrease) from transactions	(1,647,248)	(25,175)	(21,070)	(1,985,530)	(7,737,091)
Net assets at beginning of year	8,625,975	301,840	199,787	14,971,758	86,903,764
Net assets at end of year	$6,478,799	$238,938	$204,853	$10,225,519	$62,848,446

Accumulation unit activity
Units outstanding at beginning of year	5,108,666	184,082	64,938	5,958,433	35,238,569
Units purchased	15,356	981	57	80,590	137,609
Units redeemed	(1,021,681)	(19,347)	(6,731)	(998,680)	(3,783,019)
Units outstanding at end of year	4,102,341	165,716	58,264	5,040,343	31,593,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(223,293)	$(730,700)	$(4,634)	$(346)	$(187,892)
Net realized gain (loss) on sales of investments	267,987	3,045,401	4,082	464	149,324
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,089,373)	(12,177,208)	(79,800)	(6,305)	(2,252,180)
Net increase (decrease) in net assets resulting from operations	(3,044,679)	(9,862,507)	(80,352)	(6,187)	(2,290,748)

Contract transactions
Contract purchase payments	66,442	101,904	—	—	100
Net transfers(1)	2,417,931	3,645,723	(2)	(1)	1,336,857
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(194,310)	(555,080)	(6,793)	(438)	(111,688)
Contract terminations:
Surrender benefits	(3,468,092)	(7,186,490)	(18,975)	(1,957)	(932,942)
Death benefits	(437,306)	(5,738,781)	(36,959)	—	(466,735)
Increase (decrease) from transactions	(1,615,335)	(9,732,724)	(62,729)	(2,396)	(174,408)
Net assets at beginning of year	18,960,584	62,612,721	458,754	34,714	13,538,364
Net assets at end of year	$14,300,570	$43,017,490	$315,673	$26,131	$11,073,208

Accumulation unit activity
Units outstanding at beginning of year	13,302,342	44,394,452	355,751	24,211	11,095,408
Units purchased	2,081,329	4,057,861	—	—	1,265,649
Units redeemed	(3,355,528)	(11,867,226)	(55,411)	(1,965)	(1,400,097)
Units outstanding at end of year	12,028,143	36,585,087	300,340	22,246	10,960,960

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(524,383)	$(1,390,704)	$(2,873,897)	$(2,807,808)	$(10,400,950)
Net realized gain (loss) on sales of investments	1,100,595	3,684,421	6,476,137	10,209,415	49,625,468
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,071,393)	(26,184,055)	(47,452,926)	(52,235,979)	(188,212,108)
Net increase (decrease) in net assets resulting from operations	(7,495,181)	(23,890,338)	(43,850,686)	(44,834,372)	(148,987,590)

Contract transactions
Contract purchase payments	—	47,379	141,667	109,621	685,064
Net transfers(1)	1,156,494	(429,265)	(1,657,880)	3,819,916	2,442,070
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,762)	(15,745)
Contract charges	(320,562)	(1,002,727)	(1,751,468)	(3,070,706)	(7,793,846)
Contract terminations:
Surrender benefits	(3,161,120)	(8,044,034)	(17,272,790)	(18,482,202)	(71,335,542)
Death benefits	(2,105,325)	(2,319,530)	(2,975,446)	(2,170,395)	(17,052,011)
Increase (decrease) from transactions	(4,430,513)	(11,748,177)	(23,515,917)	(19,798,528)	(93,070,010)
Net assets at beginning of year	42,466,606	120,064,943	233,146,577	259,307,349	865,824,791
Net assets at end of year	$30,540,912	$84,426,428	$165,779,974	$194,674,449	$623,767,191

Accumulation unit activity
Units outstanding at beginning of year	32,135,236	78,466,530	162,991,077	132,829,827	452,164,768
Units purchased	998,236	159,513	472,980	2,549,700	3,896,606
Units redeemed	(4,860,236)	(9,148,962)	(19,672,932)	(14,216,576)	(59,997,137)
Units outstanding at end of year	28,273,236	69,477,081	143,791,125	121,162,951	396,064,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(568,372)	$(2,665,501)	$(418,368)	$(1,127,471)	$(12,862)
Net realized gain (loss) on sales of investments	4,901,429	16,579,338	1,283,262	4,263,283	99,724
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,172,033)	(54,075,224)	(7,026,829)	(18,508,215)	(264,397)
Net increase (decrease) in net assets resulting from operations	(9,838,976)	(40,161,387)	(6,161,935)	(15,372,403)	(177,535)

Contract transactions
Contract purchase payments	7,971	312,568	—	79,634	—
Net transfers(1)	(4,132,040)	(7,414,843)	(140,059)	388,368	(5,887)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(345,351)	(1,250,869)	(430,505)	(778,751)	(6,797)
Contract terminations:
Surrender benefits	(5,667,683)	(15,912,846)	(2,307,617)	(7,411,198)	(59,669)
Death benefits	(322,341)	(4,000,065)	(1,035,069)	(2,065,095)	(57,898)
Increase (decrease) from transactions	(10,459,444)	(28,266,055)	(3,913,250)	(9,787,042)	(130,251)
Net assets at beginning of year	55,690,503	220,850,905	36,379,976	91,018,398	991,780
Net assets at end of year	$35,392,083	$152,423,463	$26,304,791	$65,858,953	$683,994

Accumulation unit activity
Units outstanding at beginning of year	25,188,434	101,714,539	21,919,815	55,536,118	393,196
Units purchased	2,644	172,241	10,688	627,348	1,026
Units redeemed	(5,511,424)	(15,326,142)	(2,767,327)	(7,520,858)	(60,514)
Units outstanding at end of year	19,679,654	86,560,638	19,163,176	48,642,608	333,708

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(157,911)	$(5,460)	$(41,165)	$(23,542)	$(87,810)
Net realized gain (loss) on sales of investments	1,005,937	6,493	128,226	38,388	(478,783)
Distributions from capital gains	—	—	—	—	1,945,179
Net change in unrealized appreciation or depreciation of investments	(2,450,809)	(85,737)	(865,053)	(489,765)	(3,787,419)
Net increase (decrease) in net assets resulting from operations	(1,602,783)	(84,704)	(777,992)	(474,919)	(2,408,833)

Contract transactions
Contract purchase payments	44,988	—	—	4	20,561
Net transfers(1)	(548,585)	90,547	962,863	(358,972)	1,193,344
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(46,735)	(7,931)	(62,093)	(32,739)	(24,821)
Contract terminations:
Surrender benefits	(985,619)	(43,926)	(203,218)	(166,135)	(529,270)
Death benefits	(331,987)	—	—	(36,228)	(193,673)
Increase (decrease) from transactions	(1,867,938)	38,690	697,552	(594,070)	466,141
Net assets at beginning of year	11,935,015	488,155	3,748,219	2,840,905	6,733,107
Net assets at end of year	$8,464,294	$442,141	$3,667,779	$1,771,916	$4,790,415

Accumulation unit activity
Units outstanding at beginning of year	3,667,969	363,186	2,316,153	1,916,148	1,470,531
Units purchased	15,939	81,916	746,645	20,164	348,209
Units redeemed	(636,826)	(44,557)	(241,769)	(467,634)	(221,411)
Units outstanding at end of year	3,047,082	400,545	2,821,029	1,468,678	1,597,329

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Wanger Intl
Operations
Investment income (loss) — net	$(34,178)
Net realized gain (loss) on sales of investments	(177,153)
Distributions from capital gains	885,729
Net change in unrealized appreciation or depreciation of investments	(2,937,887)
Net increase (decrease) in net assets resulting from operations	(2,263,489)

Contract transactions
Contract purchase payments	34,789
Net transfers(1)	1,129,095
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(22,581)
Contract terminations:
Surrender benefits	(493,534)
Death benefits	(179,069)
Increase (decrease) from transactions	468,700
Net assets at beginning of year	6,319,051
Net assets at end of year	$4,524,262

Accumulation unit activity
Units outstanding at beginning of year	1,594,876
Units purchased	394,805
Units redeemed	(239,125)
Units outstanding at end of year	1,750,556

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2021	AB VPS Bal Hedged Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(3,126)	$(33,448)	$1,114	$(43,734)	$(17,547)
Net realized gain (loss) on sales of investments	287	277,400	143,993	275,331	89,755
Distributions from capital gains	6,353	—	—	239,127	146,675
Net change in unrealized appreciation or depreciation of investments	27,679	893,799	915,648	298,951	14,227
Net increase (decrease) in net assets resulting from operations	31,193	1,137,751	1,060,755	769,675	233,110

Contract transactions(2)
Contract purchase payments	—	780	18,643	737	161
Net transfers(1)	2,093	(191,482)	76,078	34,012	(34,578)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,060)	—	—
Contract charges	(1,265)	(10,445)	(59,471)	(4,454)	(3,039)
Contract terminations:
Surrender benefits	(2,011)	(459,857)	(887,730)	(153,350)	(46,072)
Death benefits	(1,560)	(273,234)	(471,548)	(359,085)	(68,177)
Increase (decrease) from contract transactions	(2,743)	(934,238)	(1,326,088)	(482,140)	(151,705)
Net assets at beginning of year	265,311	4,647,974	12,211,581	3,111,215	1,197,062
Net assets at end of year	$293,761	$4,851,487	$11,946,248	$3,398,750	$1,278,467

Accumulation unit activity
Units outstanding at beginning of year	135,876	1,731,279	9,956,667	1,047,321	706,817
Units purchased	1,081	152	95,047	11,523	83
Units redeemed	(2,412)	(303,391)	(1,124,464)	(166,083)	(91,283)
Units outstanding at end of year	134,545	1,428,040	8,927,250	892,761	615,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 1	Allspg VT Intl Eq, Cl 2	Allspg VT Omega Gro, Cl 1	Allspg VT Omega Gro, Cl 2
Operations
Investment income (loss) — net	$(57,107)	$173	$(19,250)	$(9,618)	$(350,851)
Net realized gain (loss) on sales of investments	175,834	(4,296)	(401,983)	185,510	1,399,308
Distributions from capital gains	641,568	—	—	89,322	2,520,864
Net change in unrealized appreciation or depreciation of investments	174,288	13,252	667,775	(152,324)	(544,962)
Net increase (decrease) in net assets resulting from operations	934,583	9,129	246,542	112,890	3,024,359

Contract transactions(2)
Contract purchase payments	—	—	14,579	—	18,136
Net transfers(1)	26,540	62,364	14,729	(264,907)	110,004
Adjustments to net assets allocated to contracts in payment period	—	—	(1,298)	—	—
Contract charges	(4,316)	(444)	(15,833)	(674)	(73,298)
Contract terminations:
Surrender benefits	(194,727)	(4,923)	(278,219)	(136,325)	(1,329,952)
Death benefits	(271,522)	—	(280,863)	—	(872,426)
Increase (decrease) from contract transactions	(444,025)	56,997	(546,905)	(401,906)	(2,147,536)
Net assets at beginning of year	6,718,598	87,495	4,550,774	968,733	22,973,041
Net assets at end of year	$7,209,156	$153,621	$4,250,411	$679,717	$23,849,864

Accumulation unit activity
Units outstanding at beginning of year	2,480,213	44,725	2,300,699	225,336	3,403,475
Units purchased	9,651	32,364	32,861	—	57,171
Units redeemed	(162,701)	(2,492)	(292,141)	(87,831)	(350,923)
Units outstanding at end of year	2,327,163	74,597	2,041,419	137,505	3,109,723

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	AC VP Disciplined Core Val, Cl I	AC VP Inflation Prot, Cl II
Operations
Investment income (loss) — net	$(5,996)	$(71,163)	$(72,897)	$(779)	$265,618
Net realized gain (loss) on sales of investments	30,230	319,599	331,190	7,726	150,733
Distributions from capital gains	27,961	271,388	553,853	33,800	—
Net change in unrealized appreciation or depreciation of investments	63,767	618,458	(481,491)	4,704	405,985
Net increase (decrease) in net assets resulting from operations	115,962	1,138,282	330,655	45,451	822,336

Contract transactions(2)
Contract purchase payments	5,284	2,371	6,120	24	35,250
Net transfers(1)	(39,222)	(61,144)	(89,189)	(12,188)	1,984,687
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(743)	(17,307)	(14,878)	(154)	(87,599)
Contract terminations:
Surrender benefits	(59,313)	(414,449)	(339,471)	(9,266)	(1,342,317)
Death benefits	—	(290,950)	(150,630)	(7,383)	(1,019,068)
Increase (decrease) from contract transactions	(93,994)	(781,479)	(588,048)	(28,967)	(429,047)
Net assets at beginning of year	585,611	5,217,252	5,022,383	223,332	17,607,679
Net assets at end of year	$607,579	$5,574,055	$4,764,990	$239,816	$18,000,968

Accumulation unit activity
Units outstanding at beginning of year	190,493	1,742,495	1,833,851	65,685	12,277,363
Units purchased	1,512	1,519	3,783	6	1,412,854
Units redeemed	(31,847)	(232,364)	(196,605)	(7,839)	(1,686,541)
Units outstanding at end of year	160,158	1,511,650	1,641,029	57,852	12,003,676

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II
Operations
Investment income (loss) — net	$(736)	$(494)	$(137,326)	$1,000	$(227)
Net realized gain (loss) on sales of investments	1,395	1,234	946,863	5,582	9,576
Distributions from capital gains	1,100	—	585,158	—	—
Net change in unrealized appreciation or depreciation of investments	745	13,761	238,303	50,082	23,458
Net increase (decrease) in net assets resulting from operations	2,504	14,501	1,632,998	56,664	32,807

Contract transactions(2)
Contract purchase payments	—	—	10,582	24	—
Net transfers(1)	(3,468)	(4)	(379,971)	—	159,671
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(146)	(6)	(34,192)	(183)	(47)
Contract terminations:
Surrender benefits	—	(4,787)	(654,905)	(7,235)	(14,548)
Death benefits	—	—	(317,508)	(2,279)	—
Increase (decrease) from contract transactions	(3,614)	(4,797)	(1,375,994)	(9,673)	145,076
Net assets at beginning of year	40,908	71,238	8,072,679	254,164	138,103
Net assets at end of year	$39,798	$80,942	$8,329,683	$301,155	$315,986

Accumulation unit activity
Units outstanding at beginning of year	16,072	30,379	1,797,681	60,771	55,877
Units purchased	—	—	2,036	4	58,122
Units redeemed	(1,502)	(1,916)	(268,495)	(2,127)	(6,022)
Units outstanding at end of year	14,570	28,463	1,531,222	58,648	107,977

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(816)	$(57,970)	$(3,052)	$(1,582)	$(2,247)
Net realized gain (loss) on sales of investments	2,026	331,413	28,991	3,099	2,469
Distributions from capital gains	499	495,761	11,249	12,250	16,631
Net change in unrealized appreciation or depreciation of investments	14,480	(373,555)	74,324	14,130	(3,044)
Net increase (decrease) in net assets resulting from operations	16,189	395,649	111,512	27,897	13,809

Contract transactions(2)
Contract purchase payments	—	5,423	—	200	—
Net transfers(1)	(5,430)	33,753	(3,171)	(5)	4,470
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(14,565)	(525)	(21)	(141)
Contract terminations:
Surrender benefits	—	(250,677)	(41,178)	(12,193)	(3,441)
Death benefits	—	(119,335)	(25,160)	—	—
Increase (decrease) from contract transactions	(5,430)	(345,401)	(70,034)	(12,019)	888
Net assets at beginning of year	69,239	3,425,230	463,982	118,319	125,507
Net assets at end of year	$79,998	$3,475,478	$505,460	$134,197	$140,204

Accumulation unit activity
Units outstanding at beginning of year	23,502	595,417	217,128	33,491	30,927
Units purchased	—	11,881	—	—	1,162
Units redeemed	(1,659)	(62,348)	(29,191)	(3,367)	(749)
Units outstanding at end of year	21,843	544,950	187,937	30,124	31,340

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 1
Operations
Investment income (loss) — net	$(47,652)	$(269,688)	$(360,533)	$(57,162)	$(1,992)
Net realized gain (loss) on sales of investments	172,262	2,171,838	2,605,626	400,188	—
Distributions from capital gains	—	—	—	288,430	16
Net change in unrealized appreciation or depreciation of investments	288,901	2,817,186	2,544,055	(1,302,145)	1
Net increase (decrease) in net assets resulting from operations	413,511	4,719,336	4,789,148	(670,689)	(1,975)

Contract transactions(2)
Contract purchase payments	1,416	17,122	44,931	12,019	300
Net transfers(1)	175,923	(664,668)	(1,060,428)	1,040,545	4,740
Adjustments to net assets allocated to contracts in payment period	12,987	(778)	(3,320)	—	—
Contract charges	(8,284)	(65,008)	(98,472)	(36,816)	(57)
Contract terminations:
Surrender benefits	(119,952)	(1,074,387)	(1,633,572)	(575,929)	(52,087)
Death benefits	(60,281)	(813,128)	(914,047)	(322,893)	—
Increase (decrease) from contract transactions	1,809	(2,600,847)	(3,664,908)	116,926	(47,104)
Net assets at beginning of year	2,989,522	16,342,997	21,474,781	8,110,536	187,010
Net assets at end of year	$3,404,842	$18,461,486	$22,599,021	$7,556,773	$137,931

Accumulation unit activity
Units outstanding at beginning of year	955,910	6,340,478	7,295,397	2,157,273	188,464
Units purchased	89,749	12,401	50,143	292,463	4,790
Units redeemed	(71,917)	(890,656)	(1,194,120)	(247,133)	(52,567)
Units outstanding at end of year	973,742	5,462,223	6,151,420	2,202,603	140,687

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$(365,425)	$136,733	$19,766	$353,717	$166,036
Net realized gain (loss) on sales of investments	96	18,035	(2,191)	(50,691)	35,228
Distributions from capital gains	2,464	—	—	—	697,563
Net change in unrealized appreciation or depreciation of investments	(95)	(28,138)	(9,502)	(174,077)	(1,075,643)
Net increase (decrease) in net assets resulting from operations	(362,960)	126,630	8,073	128,949	(176,816)

Contract transactions(2)
Contract purchase payments	39,251	6,912	—	638	12,174
Net transfers(1)	2,415,895	273,977	1,912	463,120	548,501
Adjustments to net assets allocated to contracts in payment period	8,695	—	—	—	5,275
Contract charges	(75,477)	(17,865)	(30)	(25,677)	(41,992)
Contract terminations:
Surrender benefits	(3,412,549)	(305,332)	(17,393)	(319,454)	(598,555)
Death benefits	(893,429)	(256,840)	—	(298,428)	(187,973)
Increase (decrease) from contract transactions	(1,917,614)	(299,148)	(15,511)	(179,801)	(262,570)
Net assets at beginning of year	24,762,625	4,133,982	265,440	4,740,274	9,819,106
Net assets at end of year	$22,482,051	$3,961,464	$258,002	$4,689,422	$9,379,720

Accumulation unit activity
Units outstanding at beginning of year	26,017,855	1,653,969	223,715	2,083,577	5,262,071
Units purchased	3,238,257	115,950	1,584	201,668	345,891
Units redeemed	(5,345,672)	(234,186)	(14,611)	(279,694)	(471,158)
Units outstanding at end of year	23,910,440	1,535,733	210,688	2,005,551	5,136,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(5,525)	$(13,452)	$(107,206)	$(981)	$(2,462)
Net realized gain (loss) on sales of investments	8,648	61,756	826,298	5,227	16,410
Distributions from capital gains	—	—	—	7,842	—
Net change in unrealized appreciation or depreciation of investments	103,580	140,816	1,181,413	18,738	13,872
Net increase (decrease) in net assets resulting from operations	106,703	189,120	1,900,505	30,826	27,820

Contract transactions(2)
Contract purchase payments	—	84	18	251	—
Net transfers(1)	(1,784)	28,301	(29,094)	(219)	23,317
Adjustments to net assets allocated to contracts in payment period	—	—	9,658	—	—
Contract charges	(27)	(1,133)	(14,213)	(267)	—
Contract terminations:
Surrender benefits	(3,741)	(35,673)	(459,176)	(25,700)	(26,665)
Death benefits	—	(18,242)	(387,379)	(5,812)	—
Increase (decrease) from contract transactions	(5,552)	(26,663)	(880,186)	(31,747)	(3,348)
Net assets at beginning of year	394,608	713,434	7,561,954	380,320	115,612
Net assets at end of year	$495,759	$875,891	$8,582,273	$379,399	$140,084

Accumulation unit activity
Units outstanding at beginning of year	111,892	219,145	2,327,703	182,959	41,124
Units purchased	—	20,211	2,239	50	7,656
Units redeemed	(1,340)	(16,657)	(252,289)	(17,734)	(8,498)
Units outstanding at end of year	110,552	222,699	2,077,653	165,275	40,282

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1
Operations
Investment income (loss) — net	$(33,661)	$(710)	$(10,729)	$(12,411)	$(334)
Net realized gain (loss) on sales of investments	177,159	11,337	80,124	86,526	239
Distributions from capital gains	—	—	—	—	4,462
Net change in unrealized appreciation or depreciation of investments	167,846	1,150	122,977	194,111	(5,419)
Net increase (decrease) in net assets resulting from operations	311,344	11,777	192,372	268,226	(1,052)

Contract transactions(2)
Contract purchase payments	169	18	20	7	—
Net transfers(1)	(31,830)	(4,748)	(40,049)	(221,234)	—
Adjustments to net assets allocated to contracts in payment period	(431)	—	—	—	—
Contract charges	(5,243)	(125)	(1,273)	(6,614)	(10)
Contract terminations:
Surrender benefits	(83,115)	(10,843)	(46,039)	(67,004)	(130)
Death benefits	(53,835)	—	(15,098)	(10,110)	—
Increase (decrease) from contract transactions	(174,285)	(15,698)	(102,439)	(304,955)	(140)
Net assets at beginning of year	2,125,795	46,843	729,532	1,076,698	26,003
Net assets at end of year	$2,262,854	$42,922	$819,465	$1,039,969	$24,811

Accumulation unit activity
Units outstanding at beginning of year	480,546	22,511	244,481	407,403	3,025
Units purchased	78	—	6,321	2	—
Units redeemed	(35,702)	(6,880)	(35,858)	(95,936)	(15)
Units outstanding at end of year	444,922	15,631	214,944	311,469	3,010

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$1,171	$26,629	$467	$(19,507)	$(22,962)
Net realized gain (loss) on sales of investments	1,726	31,166	(10,431)	(39,125)	178,752
Distributions from capital gains	2,458	103,711	—	40,593	—
Net change in unrealized appreciation or depreciation of investments	(8,427)	(323,494)	16,024	72,464	69,371
Net increase (decrease) in net assets resulting from operations	(3,072)	(161,988)	6,060	54,425	225,161

Contract transactions(2)
Contract purchase payments	—	1,247	75	58	14
Net transfers(1)	2,436	147,698	(10)	172,435	(97,476)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,237)	—
Contract charges	(61)	(16,440)	(4)	(14,877)	(8,244)
Contract terminations:
Surrender benefits	(32,712)	(382,676)	(277)	(199,484)	(133,310)
Death benefits	—	(364,926)	(13,090)	(36,629)	(13,379)
Increase (decrease) from contract transactions	(30,337)	(615,097)	(13,306)	(79,734)	(252,395)
Net assets at beginning of year	187,147	6,849,254	25,606	1,942,092	1,451,853
Net assets at end of year	$153,738	$6,072,169	$18,360	$1,916,783	$1,424,619

Accumulation unit activity
Units outstanding at beginning of year	162,613	5,148,985	57,362	1,287,092	650,942
Units purchased	2,063	255,544	—	118,536	2,147
Units redeemed	(28,081)	(694,135)	(26,446)	(169,067)	(105,624)
Units outstanding at end of year	136,595	4,710,394	30,916	1,236,561	547,465

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2	Fid VIP Contrafund, Serv Cl
Operations
Investment income (loss) — net	$(389)	$10,206	$(958)	$(1,101)	$(42,630)
Net realized gain (loss) on sales of investments	545	(797)	1,164	2,003	223,361
Distributions from capital gains	—	—	17,894	11,134	423,589
Net change in unrealized appreciation or depreciation of investments	5,294	6,430	19,564	10,366	202,627
Net increase (decrease) in net assets resulting from operations	5,450	15,839	37,664	22,402	806,947

Contract transactions(2)
Contract purchase payments	—	36	—	—	600
Net transfers(1)	7,291	61,883	61	2,619	(115,793)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(5,361)	(140)	(108)	(5,045)
Contract terminations:
Surrender benefits	(651)	(55,882)	(13)	(4,301)	(167,194)
Death benefits	—	(10,684)	—	—	(153,602)
Increase (decrease) from contract transactions	6,640	(10,008)	(92)	(1,790)	(441,034)
Net assets at beginning of year	15,766	832,412	226,035	137,199	3,230,152
Net assets at end of year	$27,856	$838,243	$263,607	$157,811	$3,596,065

Accumulation unit activity
Units outstanding at beginning of year	3,859	646,333	74,159	44,681	741,187
Units purchased	2,075	68,384	17	792	403
Units redeemed	(123)	(76,605)	(44)	(1,247)	(86,976)
Units outstanding at end of year	5,811	638,112	74,132	44,226	654,614

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro, Serv Cl
Operations
Investment income (loss) — net	$(721,595)	$(9,324)	$8,797	$507	$(402)
Net realized gain (loss) on sales of investments	4,152,381	13,434	46,781	1,992	1,380
Distributions from capital gains	5,811,792	68,755	48,239	3,383	7,007
Net change in unrealized appreciation or depreciation of investments	1,601,342	77,136	117,716	9,331	(1,377)
Net increase (decrease) in net assets resulting from operations	10,843,920	150,001	221,533	15,213	6,608

Contract transactions(2)
Contract purchase payments	29,121	—	7,834	—	—
Net transfers(1)	(1,769,251)	28,784	51,145	1	250
Adjustments to net assets allocated to contracts in payment period	(683)	—	—	—	—
Contract charges	(182,019)	(940)	(1,862)	(174)	(35)
Contract terminations:
Surrender benefits	(4,520,429)	(23,945)	(67,693)	(4,403)	—
Death benefits	(1,502,633)	—	(49,623)	—	(2,596)
Increase (decrease) from contract transactions	(7,945,894)	3,899	(60,199)	(4,576)	(2,381)
Net assets at beginning of year	45,008,924	666,678	947,569	65,270	31,218
Net assets at end of year	$47,906,950	$820,578	$1,108,903	$75,907	$35,445

Accumulation unit activity
Units outstanding at beginning of year	9,481,281	147,002	371,986	23,155	8,433
Units purchased	10,914	5,776	20,557	—	62
Units redeemed	(1,481,857)	(4,800)	(41,141)	(1,405)	(619)
Units outstanding at end of year	8,010,338	147,978	351,402	21,750	7,876

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Operations
Investment income (loss) — net	$(32,500)	$27,373	$11,517	$7,551	$(50,497)
Net realized gain (loss) on sales of investments	168,024	(5,970)	(510)	75,304	435,224
Distributions from capital gains	482,788	—	—	243,154	901,849
Net change in unrealized appreciation or depreciation of investments	(160,229)	1,968	(2,680)	(553,833)	1,903
Net increase (decrease) in net assets resulting from operations	458,083	23,371	8,327	(227,824)	1,288,479

Contract transactions(2)
Contract purchase payments	774	—	—	1,076	5,288
Net transfers(1)	129,790	(68,586)	933	1,231,212	(471,936)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(7,912)	(1,206)	(525)	(44,665)	(7,249)
Contract terminations:
Surrender benefits	(286,965)	(21,295)	(3,969)	(686,844)	(328,792)
Death benefits	(5,041)	(33,500)	—	(634,610)	(366,341)
Increase (decrease) from contract transactions	(169,354)	(124,587)	(3,561)	(133,831)	(1,169,030)
Net assets at beginning of year	2,132,456	800,626	295,313	8,930,474	5,803,036
Net assets at end of year	$2,421,185	$699,410	$300,079	$8,568,819	$5,922,485

Accumulation unit activity
Units outstanding at beginning of year	431,641	404,776	124,097	5,762,986	918,819
Units purchased	26,224	6,023	383	809,391	749
Units redeemed	(54,786)	(67,482)	(1,814)	(906,428)	(172,973)
Units outstanding at end of year	403,079	343,317	122,666	5,665,949	746,595

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Operations
Investment income (loss) — net	$(167,346)	$(1,181)	$(61,058)	$(9,841)	$147,379
Net realized gain (loss) on sales of investments	975,191	20,006	302,226	3,405	47,251
Distributions from capital gains	2,356,669	6,155	340,364	51,476	—
Net change in unrealized appreciation or depreciation of investments	46,175	(8,260)	165,813	445,636	452,516
Net increase (decrease) in net assets resulting from operations	3,210,689	16,720	747,345	490,676	647,146

Contract transactions(2)
Contract purchase payments	11,971	50	5,089	1,820	100
Net transfers(1)	(499,255)	(487)	(64,238)	(24,144)	(16,651)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(5,230)
Contract charges	(45,503)	(277)	(24,044)	(4,710)	(4,070)
Contract terminations:
Surrender benefits	(1,528,616)	(20,731)	(331,803)	(100,708)	(223,509)
Death benefits	(578,813)	(32,241)	(207,901)	(94,467)	(259,273)
Increase (decrease) from contract transactions	(2,640,216)	(53,686)	(622,897)	(222,209)	(508,633)
Net assets at beginning of year	14,489,039	104,166	4,453,603	2,002,480	4,512,993
Net assets at end of year	$15,059,512	$67,200	$4,578,051	$2,270,947	$4,651,506

Accumulation unit activity
Units outstanding at beginning of year	3,090,149	63,857	1,906,411	739,189	1,707,383
Units purchased	8,660	28	4,576	14,562	1,995
Units redeemed	(520,773)	(30,165)	(245,350)	(82,565)	(193,668)
Units outstanding at end of year	2,578,036	33,720	1,665,637	671,186	1,515,710

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2	GS VIT Intl Eq Insights, Inst
Operations
Investment income (loss) — net	$316,308	$(4,908)	$(12,984)	$(100,094)	$337
Net realized gain (loss) on sales of investments	293,088	107,548	63,720	173,432	81
Distributions from capital gains	—	12,481	108,752	902,834	598
Net change in unrealized appreciation or depreciation of investments	2,820,812	(17,515)	674,855	(329,775)	1,411
Net increase (decrease) in net assets resulting from operations	3,430,208	97,606	834,343	646,397	2,427

Contract transactions(2)
Contract purchase payments	7,136	125	2,531	7,371	—
Net transfers(1)	(333,407)	1,654	(127,021)	64,922	—
Adjustments to net assets allocated to contracts in payment period	(451)	(2,224)	—	—	—
Contract charges	(57,437)	(579)	(10,388)	(11,936)	(14)
Contract terminations:
Surrender benefits	(1,744,671)	(3,075)	(284,458)	(411,782)	(751)
Death benefits	(607,094)	(327,422)	(135,499)	(159,005)	—
Increase (decrease) from contract transactions	(2,735,924)	(331,521)	(554,835)	(510,430)	(765)
Net assets at beginning of year	20,215,965	607,722	3,640,391	7,463,335	23,378
Net assets at end of year	$20,910,249	$373,807	$3,919,899	$7,599,302	$25,040

Accumulation unit activity
Units outstanding at beginning of year	7,637,193	181,316	904,478	2,353,069	19,361
Units purchased	6,928	2,766	4,873	38,186	—
Units redeemed	(948,331)	(97,998)	(130,246)	(183,682)	(665)
Units outstanding at end of year	6,695,790	86,084	779,105	2,207,573	18,696

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(144,389)	$(2,756)	$(10,339)	$(48,271)	$(14,302)
Net realized gain (loss) on sales of investments	676,929	4,829	70,770	257,350	76,045
Distributions from capital gains	1,669,932	22,615	443,254	394,942	102,397
Net change in unrealized appreciation or depreciation of investments	979,464	7,686	(39,294)	(238,061)	(82,125)
Net increase (decrease) in net assets resulting from operations	3,181,936	32,374	464,391	365,960	82,015

Contract transactions(2)
Contract purchase payments	14,888	31	5,426	9,989	800
Net transfers(1)	(1,025,411)	(84)	5,238	(139,916)	(68,548)
Adjustments to net assets allocated to contracts in payment period	(2,104)	—	—	(4,080)	—
Contract charges	(48,238)	(357)	(2,122)	(3,314)	(4,590)
Contract terminations:
Surrender benefits	(951,885)	(184)	(170,183)	(160,328)	(51,467)
Death benefits	(410,850)	(14,946)	(4,525)	(175,669)	(8,811)
Increase (decrease) from contract transactions	(2,423,600)	(15,540)	(166,166)	(473,318)	(132,616)
Net assets at beginning of year	12,025,482	175,104	1,743,350	3,515,153	888,076
Net assets at end of year	$12,783,818	$191,938	$2,041,575	$3,407,795	$837,475

Accumulation unit activity
Units outstanding at beginning of year	2,801,218	51,582	649,723	1,026,823	272,536
Units purchased	3,158	7	4,979	4,075	3,669
Units redeemed	(524,661)	(4,106)	(58,250)	(130,107)	(41,864)
Units outstanding at end of year	2,279,715	47,483	596,452	900,791	234,341

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI American Value, Ser II(2)	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(54,452)	$(14,928)	$(189,697)	$(27,452)	$(51,964)
Net realized gain (loss) on sales of investments	30,577	33,099	859,664	2,220,566	325,215
Distributions from capital gains	—	56,803	636,823	—	149,940
Net change in unrealized appreciation or depreciation of investments	450,410	124,188	917,953	6,271,001	1,151,611
Net increase (decrease) in net assets resulting from operations	426,535	199,162	2,224,743	8,464,115	1,574,802

Contract transactions(3)
Contract purchase payments	11,639	162	20,395	49,553	11,678
Net transfers(1)	7,024,191	(435)	(455,791)	(4,180,762)	(254,611)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,561)	—
Contract charges	(20,180)	(546)	(49,554)	(146,158)	(4,975)
Contract terminations:
Surrender benefits	(363,424)	(57,837)	(833,803)	(2,407,676)	(960,616)
Death benefits	(235,384)	(16,462)	(430,445)	(1,203,317)	(333,892)
Increase (decrease) from contract transactions	6,416,842	(75,118)	(1,749,198)	(7,895,921)	(1,542,416)
Net assets at beginning of year	—	984,236	11,360,215	30,263,751	6,417,200
Net assets at end of year	$6,843,377	$1,108,280	$11,835,760	$30,831,945	$6,449,586

Accumulation unit activity
Units outstanding at beginning of year	—	200,852	3,101,252	11,140,940	2,477,350
Units purchased	7,046,506	29	5,031	15,036	4,540
Units redeemed	(603,785)	(13,754)	(420,935)	(2,510,188)	(537,018)
Units outstanding at end of year	6,442,721	187,127	2,685,348	8,645,788	1,944,872

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 23, 2021 (commencement of operations) to December 31, 2021.

(3)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I	Invesco VI EQV Intl Eq, Ser II
Operations
Investment income (loss) — net	$(377)	$(2,764)	$(10,078)	$(1,029)	$(4,493)
Net realized gain (loss) on sales of investments	(211)	15,392	51,440	26,700	43,278
Distributions from capital gains	1,119	20,120	82,973	43,679	53,186
Net change in unrealized appreciation or depreciation of investments	10,393	(745)	(6,677)	(40,683)	(59,531)
Net increase (decrease) in net assets resulting from operations	10,924	32,003	117,658	28,667	32,440

Contract transactions(2)
Contract purchase payments	—	48	450	126	—
Net transfers(1)	89	(13,021)	(74,741)	2	(8,917)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(182)	(118)	(4,529)	(259)	(6,163)
Contract terminations:
Surrender benefits	—	(31,123)	(21,607)	(44,591)	(63,303)
Death benefits	(3,189)	—	(30,601)	(9,750)	(9,338)
Increase (decrease) from contract transactions	(3,282)	(44,214)	(131,028)	(54,472)	(87,721)
Net assets at beginning of year	45,349	207,762	752,266	671,731	829,323
Net assets at end of year	$52,991	$195,551	$738,896	$645,926	$774,042

Accumulation unit activity
Units outstanding at beginning of year	18,576	138,078	498,947	220,991	582,088
Units purchased	83	29	107	41	9,959
Units redeemed	(1,487)	(27,493)	(81,452)	(17,526)	(69,323)
Units outstanding at end of year	17,172	110,614	417,602	203,506	522,724

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Gro & Inc, Ser II
Operations
Investment income (loss) — net	$(19)	$(35,661)	$2,425	$448,119	$(775)
Net realized gain (loss) on sales of investments	38	216,891	(1,638)	(185,444)	16,157
Distributions from capital gains	68	134,424	—	—	—
Net change in unrealized appreciation or depreciation of investments	77	30,933	(4,686)	(1,120,779)	98,425
Net increase (decrease) in net assets resulting from operations	164	346,587	(3,899)	(858,104)	113,807

Contract transactions(2)
Contract purchase payments	—	3,338	210	17,923	—
Net transfers(1)	—	(66,127)	133	2,226,590	(13,878)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,607)	—
Contract charges	(6)	(5,281)	(31)	(71,842)	(2,431)
Contract terminations:
Surrender benefits	(73)	(395,648)	(5,622)	(1,437,473)	(59,459)
Death benefits	—	(34,836)	(4,617)	(1,017,602)	(49,716)
Increase (decrease) from contract transactions	(79)	(498,554)	(9,927)	(285,011)	(125,484)
Net assets at beginning of year	1,189	2,654,546	83,602	16,946,562	480,543
Net assets at end of year	$1,274	$2,502,579	$69,776	$15,803,447	$468,866

Accumulation unit activity
Units outstanding at beginning of year	217	632,928	36,087	9,398,662	153,098
Units purchased	—	899	153	1,339,124	16
Units redeemed	(13)	(112,642)	(4,614)	(1,506,493)	(34,573)
Units outstanding at end of year	204	521,185	31,626	9,231,293	118,541

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$(739)	$(414)	$(13,440)	$(31,170)	$(8,299)
Net realized gain (loss) on sales of investments	410	368	4,861	201,245	52,720
Distributions from capital gains	5,759	3,483	—	167,078	12,875
Net change in unrealized appreciation or depreciation of investments	(426)	10,074	186,874	177,520	180,887
Net increase (decrease) in net assets resulting from operations	5,004	13,511	178,295	514,673	238,183

Contract transactions(2)
Contract purchase payments	—	—	2,614	668	210
Net transfers(1)	(2)	(771)	(25,547)	(50,909)	(27,342)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,485)	—
Contract charges	(81)	(5)	(4,804)	(10,679)	(754)
Contract terminations:
Surrender benefits	(846)	(65)	(78,133)	(316,522)	(55,263)
Death benefits	—	—	(56,448)	(98,708)	(29,567)
Increase (decrease) from contract transactions	(929)	(841)	(162,318)	(478,635)	(112,716)
Net assets at beginning of year	48,864	53,105	906,527	2,622,164	1,583,620
Net assets at end of year	$52,939	$65,775	$922,504	$2,658,202	$1,709,087

Accumulation unit activity
Units outstanding at beginning of year	16,520	18,798	387,586	581,068	290,226
Units purchased	—	—	1,027	14,237	35
Units redeemed	(344)	(290)	(62,090)	(109,291)	(19,228)
Units outstanding at end of year	16,176	18,508	326,523	486,014	271,033

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Operations
Investment income (loss) — net	$(9,336)	$(8,033)	$(3,413)	$(5,444)	$(30,618)
Net realized gain (loss) on sales of investments	20,643	17,855	18,480	89,224	141,298
Distributions from capital gains	70,427	42,732	31,513	—	103,310
Net change in unrealized appreciation or depreciation of investments	26,832	85,049	(11,786)	19,590	119,403
Net increase (decrease) in net assets resulting from operations	108,566	137,603	34,794	103,370	333,393

Contract transactions(2)
Contract purchase payments	2,834	126	68	2,744	3,492
Net transfers(1)	(2,625)	(2,715)	71	(52,658)	(108,516)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,237)	(387)	(317)	(355)	(7,891)
Contract terminations:
Surrender benefits	(27,415)	(17,401)	(8,395)	(828,078)	(122,474)
Death benefits	(1,734)	(6,906)	(20,161)	(16,118)	(37,647)
Increase (decrease) from contract transactions	(30,177)	(27,283)	(28,734)	(894,465)	(273,036)
Net assets at beginning of year	742,075	850,350	229,901	1,000,074	1,981,966
Net assets at end of year	$820,464	$960,670	$235,961	$208,979	$2,042,323

Accumulation unit activity
Units outstanding at beginning of year	332,263	269,570	85,479	727,672	773,769
Units purchased	1,424	36	24	1,835	1,456
Units redeemed	(14,111)	(8,107)	(9,857)	(600,940)	(88,616)
Units outstanding at end of year	319,576	261,499	75,646	128,567	686,609

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl
Operations
Investment income (loss) — net	$(1,896)	$(269)	$(1,898)	$(11,695)	$(5,492)
Net realized gain (loss) on sales of investments	18,718	29	40,510	249,219	4,435
Distributions from capital gains	12,178	614	3,263	48,106	20,427
Net change in unrealized appreciation or depreciation of investments	36,432	1,716	(20,825)	48,803	119,518
Net increase (decrease) in net assets resulting from operations	65,432	2,090	21,050	334,433	138,888

Contract transactions(2)
Contract purchase payments	26	24	426	—	600
Net transfers(1)	—	—	52	(165,245)	575
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(756)	(84)	(183)	(1,796)	(46)
Contract terminations:
Surrender benefits	(31,294)	—	(60,408)	(255,412)	(1,434)
Death benefits	—	—	—	(99,954)	—
Increase (decrease) from contract transactions	(32,024)	(60)	(60,113)	(522,407)	(305)
Net assets at beginning of year	253,414	48,829	129,337	1,494,104	557,244
Net assets at end of year	$286,822	$50,859	$90,274	$1,306,130	$695,827

Accumulation unit activity
Units outstanding at beginning of year	52,007	32,094	19,423	522,724	200,759
Units purchased	5	15	7	3,085	400
Units redeemed	(5,816)	(54)	(8,145)	(160,537)	(400)
Units outstanding at end of year	46,196	32,055	11,285	365,272	200,759

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl
Operations
Investment income (loss) — net	$(24,319)	$(8,321)	$(30,344)	$(11,676)	$215
Net realized gain (loss) on sales of investments	116,738	32,159	140,965	360,670	463
Distributions from capital gains	252,462	83,217	394,086	67,872	1,590
Net change in unrealized appreciation or depreciation of investments	79,929	(102,763)	(485,974)	(183,822)	1,663
Net increase (decrease) in net assets resulting from operations	424,810	4,292	18,733	233,044	3,931

Contract transactions(2)
Contract purchase payments	1,736	199	—	2,801	—
Net transfers(1)	8,833	597	24,422	(2,349)	759
Adjustments to net assets allocated to contracts in payment period	(2,404)	—	3,126	—	—
Contract charges	(4,205)	(1,203)	(7,719)	(482)	(57)
Contract terminations:
Surrender benefits	(303,086)	(33,334)	(277,895)	(923,810)	(1,332)
Death benefits	(16,905)	(40,458)	(61,305)	(1,081)	—
Increase (decrease) from contract transactions	(316,031)	(74,199)	(319,371)	(924,921)	(630)
Net assets at beginning of year	1,896,254	570,053	2,334,978	1,059,631	30,749
Net assets at end of year	$2,005,033	$500,146	$2,034,340	$367,754	$34,050

Accumulation unit activity
Units outstanding at beginning of year	878,212	120,959	489,635	386,383	10,190
Units purchased	6,442	768	6,322	905	232
Units redeemed	(137,122)	(16,745)	(72,408)	(290,334)	(418)
Units outstanding at end of year	747,532	104,982	423,549	96,954	10,004

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$39,492	$7,424	$891	$(2,163)	$1,078
Net realized gain (loss) on sales of investments	420,636	134,233	49,878	22,499	4,293
Distributions from capital gains	743,838	86,860	35,591	53,585	—
Net change in unrealized appreciation or depreciation of investments	532,470	78,005	38,758	(85,760)	35,251
Net increase (decrease) in net assets resulting from operations	1,736,436	306,522	125,118	(11,839)	40,622

Contract transactions(2)
Contract purchase payments	9,080	10,728	—	—	—
Net transfers(1)	243,334	(1,334)	(58,406)	7,282	(24,357)
Adjustments to net assets allocated to contracts in payment period	(505)	(2,574)	4,568	—	—
Contract charges	(47,042)	(2,455)	(2,124)	(21)	(1,191)
Contract terminations:
Surrender benefits	(871,368)	(76,170)	(61,725)	(45,476)	(14,608)
Death benefits	(672,907)	(349,727)	(40,339)	—	(19,054)
Increase (decrease) from contract transactions	(1,339,408)	(421,532)	(158,026)	(38,215)	(59,210)
Net assets at beginning of year	14,482,777	2,698,131	1,107,828	156,196	215,004
Net assets at end of year	$14,879,805	$2,583,121	$1,074,920	$106,142	$196,416

Accumulation unit activity
Units outstanding at beginning of year	5,541,214	757,797	216,104	21,936	232,819
Units purchased	152,898	5,429	442	1,153	—
Units redeemed	(598,836)	(107,087)	(30,838)	(6,023)	(58,129)
Units outstanding at end of year	5,095,276	656,139	185,708	17,066	174,690

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MS VIF US Real Est, Cl I	MS VIF US Real Est, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Operations
Investment income (loss) — net	$2,580	$809	$79,546	$(2,326)	$(1,413)
Net realized gain (loss) on sales of investments	5,626	74,172	13,314	(12,064)	(3,965)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	109,880	153,009	22,929	(27,002)	(10,513)
Net increase (decrease) in net assets resulting from operations	118,086	227,990	115,789	(41,392)	(15,891)

Contract transactions(2)
Contract purchase payments	—	—	43	396	66
Net transfers(1)	(1,112)	(113,150)	(57,221)	1,270	108
Adjustments to net assets allocated to contracts in payment period	—	—	—	7,574	—
Contract charges	(672)	(2,691)	(5,713)	(185)	(148)
Contract terminations:
Surrender benefits	(17,965)	(56,142)	(70,125)	(6,922)	(6,424)
Death benefits	—	(103,499)	(10,606)	(22,416)	(3,491)
Increase (decrease) from contract transactions	(19,749)	(275,482)	(143,622)	(20,283)	(9,889)
Net assets at beginning of year	324,009	721,095	877,825	532,686	200,209
Net assets at end of year	$422,346	$673,603	$849,992	$471,011	$174,429

Accumulation unit activity
Units outstanding at beginning of year	101,393	311,416	586,594	193,313	95,911
Units purchased	526	—	29	621	85
Units redeemed	(5,700)	(99,799)	(88,474)	(11,107)	(4,924)
Units outstanding at end of year	96,219	211,617	498,149	182,827	91,072

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB
Operations
Investment income (loss) — net	$(2,574)	$(1,903)	$(2,563)	$(7,358)	$(15,184)
Net realized gain (loss) on sales of investments	8,622	3,205	14,894	4,040	20,783
Distributions from capital gains	4,693	11,155	80,003	46,516	98,278
Net change in unrealized appreciation or depreciation of investments	(27,709)	32,922	74,555	57,979	102,129
Net increase (decrease) in net assets resulting from operations	(16,968)	45,379	166,889	101,177	206,006

Contract transactions(2)
Contract purchase payments	219	—	—	—	18
Net transfers(1)	10,014	—	(48,182)	—	17,927
Adjustments to net assets allocated to contracts in payment period	—	—	—	3,002	—
Contract charges	(373)	(157)	(2,541)	(163)	(448)
Contract terminations:
Surrender benefits	(3,863)	(3,412)	(21,644)	(1,380)	(27,379)
Death benefits	(6,174)	—	—	—	(6,533)
Increase (decrease) from contract transactions	(177)	(3,569)	(72,367)	1,459	(16,415)
Net assets at beginning of year	302,898	403,604	969,845	474,397	987,423
Net assets at end of year	$285,753	$445,414	$1,064,367	$577,033	$1,177,014

Accumulation unit activity
Units outstanding at beginning of year	190,610	162,316	244,324	194,160	408,352
Units purchased	7,239	—	98	—	6,922
Units redeemed	(6,875)	(1,335)	(17,494)	(555)	(12,830)
Units outstanding at end of year	190,974	160,981	226,928	193,605	402,444

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Operations
Investment income (loss) — net	$14,938	$3,565	$(15)	$(6,381)	$2
Net realized gain (loss) on sales of investments	(4,691)	(784)	(147)	105,956	1
Distributions from capital gains	—	—	1,383	155,055	3
Net change in unrealized appreciation or depreciation of investments	5,202	981	(3,129)	51,512	22
Net increase (decrease) in net assets resulting from operations	15,449	3,762	(1,908)	306,142	28

Contract transactions(2)
Contract purchase payments	180	30	—	1,280	—
Net transfers(1)	621	30	4,355	67,791	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	2,743	—
Contract charges	(138)	(68)	(39)	(8,656)	—
Contract terminations:
Surrender benefits	(6,045)	(2,760)	(1,775)	(306,776)	—
Death benefits	(17,405)	(2,834)	—	(189,273)	—
Increase (decrease) from contract transactions	(22,787)	(5,602)	2,541	(432,891)	—
Net assets at beginning of year	420,251	109,539	30,965	4,175,268	210
Net assets at end of year	$412,913	$107,699	$31,598	$4,048,519	$238

Accumulation unit activity
Units outstanding at beginning of year	113,548	40,935	14,809	2,700,499	—
Units purchased	212	22	1,935	40,205	—
Units redeemed	(6,210)	(2,074)	(807)	(305,735)	—
Units outstanding at end of year	107,550	38,883	15,937	2,434,969	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$(515)	$(2,338)	$(822)	$(5,921)	$(31,270)
Net realized gain (loss) on sales of investments	33,974	55,585	4,743	8,196	50,515
Distributions from capital gains	96,147	98,780	5,001	—	262,047
Net change in unrealized appreciation or depreciation of investments	451,389	435,607	5,220	204,786	293,555
Net increase (decrease) in net assets resulting from operations	580,995	587,634	14,142	207,061	574,847

Contract transactions(2)
Contract purchase payments	180	4,372	—	—	744
Net transfers(1)	(1,394)	(59,074)	(2,743)	(44,522)	(1,209)
Adjustments to net assets allocated to contracts in payment period	(742)	8,948	—	—	—
Contract charges	(1,073)	(5,430)	(352)	(1,014)	(1,182)
Contract terminations:
Surrender benefits	(55,976)	(132,374)	(9,800)	(37,705)	(53,548)
Death benefits	(65,211)	(22,502)	—	—	(24,704)
Increase (decrease) from contract transactions	(124,216)	(206,060)	(12,895)	(83,241)	(79,899)
Net assets at beginning of year	2,268,789	2,365,767	69,606	575,973	2,617,406
Net assets at end of year	$2,725,568	$2,747,341	$70,853	$699,793	$3,112,354

Accumulation unit activity
Units outstanding at beginning of year	1,653,188	1,733,301	18,307	272,453	336,411
Units purchased	113	14,615	—	6,167	85
Units redeemed	(74,780)	(151,816)	(3,151)	(37,777)	(8,920)
Units outstanding at end of year	1,578,521	1,596,100	15,156	240,843	327,576

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Operations
Investment income (loss) — net	$(41,360)	$(7,104)	$(144)	$(1,344)	$14,752
Net realized gain (loss) on sales of investments	246,776	35,744	812	8,026	24,700
Distributions from capital gains	332,249	19,320	—	6,842	—
Net change in unrealized appreciation or depreciation of investments	158,062	66,650	68,166	(34,592)	53,660
Net increase (decrease) in net assets resulting from operations	695,727	114,610	68,834	(21,068)	93,112

Contract transactions(2)
Contract purchase payments	3,133	—	120	240	2,568
Net transfers(1)	(136,672)	(65,546)	—	(21,849)	71,031
Adjustments to net assets allocated to contracts in payment period	5,963	—	—	—	—
Contract charges	(2,810)	(1,483)	(736)	(549)	(9,397)
Contract terminations:
Surrender benefits	(181,031)	(42,006)	(26,573)	(11,484)	(302,180)
Death benefits	(164,290)	—	—	—	(87,843)
Increase (decrease) from contract transactions	(475,707)	(109,035)	(27,189)	(33,642)	(325,821)
Net assets at beginning of year	3,291,226	439,769	264,549	354,486	2,998,653
Net assets at end of year	$3,511,246	$445,344	$306,194	$299,776	$2,765,944

Accumulation unit activity
Units outstanding at beginning of year	804,705	93,779	56,026	104,101	1,838,704
Units purchased	8,184	—	22	66	61,088
Units redeemed	(109,541)	(20,256)	(4,949)	(9,502)	(246,432)
Units outstanding at end of year	703,348	73,523	51,099	94,665	1,653,360

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(147,980)	$(1,547)	$(1,596)	$(212,232)	$(1,335,915)
Net realized gain (loss) on sales of investments	(175,519)	(6,252)	1,452	3,987,239	8,554,056
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(275,041)	20,453	36,316	(1,526,716)	4,598,368
Net increase (decrease) in net assets resulting from operations	(598,540)	12,654	36,172	2,248,291	11,816,509

Contract transactions(2)
Contract purchase payments	15,756	—	178	—	40,602
Net transfers(1)	1,751,401	4,835	(181)	(4,007,817)	(3,498,551)
Adjustments to net assets allocated to contracts in payment period	(1,252)	—	—	—	—
Contract charges	(42,819)	(523)	(439)	(185,261)	(566,225)
Contract terminations:
Surrender benefits	(642,929)	(44,494)	(12,819)	(1,953,454)	(7,324,567)
Death benefits	(453,271)	(55,719)	—	(829,254)	(631,680)
Increase (decrease) from contract transactions	626,886	(95,901)	(13,261)	(6,975,786)	(11,980,421)
Net assets at beginning of year	8,597,629	385,087	176,876	19,699,253	87,067,676
Net assets at end of year	$8,625,975	$301,840	$199,787	$14,971,758	$86,903,764

Accumulation unit activity
Units outstanding at beginning of year	4,757,923	245,678	69,199	8,934,958	40,296,608
Units purchased	1,009,104	2,972	58	15,980	17,071
Units redeemed	(658,361)	(64,568)	(4,319)	(2,992,505)	(5,075,110)
Units outstanding at end of year	5,108,666	184,082	64,938	5,958,433	35,238,569

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(287,871)	$(992,223)	$(5,582)	$(410)	$(229,258)
Net realized gain (loss) on sales of investments	1,235,604	3,573,357	7,443	1,078	494,513
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(665,032)	(1,693,957)	34,917	3,302	(127,275)
Net increase (decrease) in net assets resulting from operations	282,701	887,177	36,778	3,970	137,980

Contract transactions(2)
Contract purchase payments	40	168,474	—	—	—
Net transfers(1)	(1,485,668)	(625,457)	86,118	(3)	307,731
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(227,853)	(634,605)	(5,418)	(426)	(129,631)
Contract terminations:
Surrender benefits	(3,596,191)	(7,291,780)	(29,351)	(3,812)	(1,847,993)
Death benefits	(19,337)	(2,027,231)	—	—	(644,128)
Increase (decrease) from contract transactions	(5,329,009)	(10,410,599)	51,349	(4,241)	(2,314,021)
Net assets at beginning of year	24,006,892	72,136,143	370,627	34,985	15,714,405
Net assets at end of year	$18,960,584	$62,612,721	$458,754	$34,714	$13,538,364

Accumulation unit activity
Units outstanding at beginning of year	17,060,759	51,800,243	314,347	27,373	12,973,021
Units purchased	702,068	906,153	68,729	—	500,167
Units redeemed	(4,460,485)	(8,311,944)	(27,325)	(3,162)	(2,377,780)
Units outstanding at end of year	13,302,342	44,394,452	355,751	24,211	11,095,408

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(668,765)	$(1,780,347)	$(3,670,561)	$(3,510,743)	$(13,256,874)
Net realized gain (loss) on sales of investments	1,821,080	5,724,048	10,811,898	20,250,807	65,400,419
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	500,894	8,011,723	9,298,454	3,119,777	12,368,853
Net increase (decrease) in net assets resulting from operations	1,653,209	11,955,424	16,439,791	19,859,841	64,512,398

Contract transactions(2)
Contract purchase payments	—	100,205	7,817	166,034	530,071
Net transfers(1)	1,698,082	(716,058)	2,487,667	8,800,850	11,159,882
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,470)	(6,353)
Contract charges	(361,345)	(1,118,762)	(1,976,279)	(3,289,391)	(8,803,433)
Contract terminations:
Surrender benefits	(4,102,120)	(10,481,365)	(22,182,757)	(33,648,206)	(87,971,198)
Death benefits	(1,467,149)	(1,639,447)	(5,962,487)	(5,859,319)	(20,106,177)
Increase (decrease) from contract transactions	(4,232,532)	(13,855,427)	(27,626,039)	(33,835,502)	(105,197,208)
Net assets at beginning of year	45,045,929	121,964,946	244,332,825	273,283,010	906,509,601
Net assets at end of year	$42,466,606	$120,064,943	$233,146,577	$259,307,349	$865,824,791

Accumulation unit activity
Units outstanding at beginning of year	35,403,203	87,840,971	182,919,982	150,475,487	508,831,139
Units purchased	1,300,630	573,412	1,837,290	4,791,189	6,673,029
Units redeemed	(4,568,597)	(9,947,853)	(21,766,195)	(22,436,849)	(63,339,400)
Units outstanding at end of year	32,135,236	78,466,530	162,991,077	132,829,827	452,164,768

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(801,044)	$(3,516,876)	$(551,006)	$(1,450,893)	$(16,735)
Net realized gain (loss) on sales of investments	8,053,409	26,664,497	3,114,326	7,602,448	231,538
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,043,066)	685,139	(858,037)	(2,094,047)	32,683
Net increase (decrease) in net assets resulting from operations	6,209,299	23,832,760	1,705,283	4,057,508	247,486

Contract transactions(2)
Contract purchase payments	2,716	133,143	—	256	14
Net transfers(1)	(4,505,748)	(10,361,311)	1,210,066	(1,019,629)	(189,074)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(477,935)	(1,618,038)	(483,544)	(913,322)	(7,997)
Contract terminations:
Surrender benefits	(7,986,254)	(25,656,452)	(4,913,562)	(10,701,529)	(128,550)
Death benefits	(156,142)	(4,188,666)	(1,087,777)	(2,888,313)	(11,790)
Increase (decrease) from contract transactions	(13,123,363)	(41,691,324)	(5,274,817)	(15,522,537)	(337,397)
Net assets at beginning of year	62,604,567	238,709,469	39,949,510	102,483,427	1,081,691
Net assets at end of year	$55,690,503	$220,850,905	$36,379,976	$91,018,398	$991,780

Accumulation unit activity
Units outstanding at beginning of year	31,308,267	121,398,399	25,092,031	65,124,358	545,452
Units purchased	88,327	404,217	937,455	706,300	6
Units redeemed	(6,208,160)	(20,088,077)	(4,109,671)	(10,294,540)	(152,262)
Units outstanding at end of year	25,188,434	101,714,539	21,919,815	55,536,118	393,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(201,318)	$(9,960)	$(44,647)	$(29,489)	$(73,999)
Net realized gain (loss) on sales of investments	1,947,590	106,180	303,345	62,271	139,742
Distributions from capital gains	—	—	—	—	267,087
Net change in unrealized appreciation or depreciation of investments	778,818	(43,885)	273,694	203,363	291,439
Net increase (decrease) in net assets resulting from operations	2,525,090	52,335	532,392	236,145	624,269

Contract transactions(2)
Contract purchase payments	17,960	—	3,464	20	9,281
Net transfers(1)	(1,321,893)	(695,517)	(288,590)	665,852	(117,982)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(59,497)	(18,367)	(59,676)	(34,226)	(32,968)
Contract terminations:
Surrender benefits	(867,073)	(93,169)	(428,888)	(377,335)	(1,617,075)
Death benefits	(593,379)	—	(415,834)	—	(294,740)
Increase (decrease) from contract transactions	(2,823,882)	(807,053)	(1,189,524)	254,311	(2,053,484)
Net assets at beginning of year	12,233,807	1,242,873	4,405,351	2,350,449	8,162,322
Net assets at end of year	$11,935,015	$488,155	$3,748,219	$2,840,905	$6,733,107

Accumulation unit activity
Units outstanding at beginning of year	4,583,700	975,466	3,106,881	1,750,559	1,908,216
Units purchased	6,099	—	2,304	465,474	7,678
Units redeemed	(921,830)	(612,280)	(793,032)	(299,885)	(445,363)
Units outstanding at end of year	3,667,969	363,186	2,316,153	1,916,148	1,470,531

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Wanger Intl
Operations
Investment income (loss) — net	$(72,136)
Net realized gain (loss) on sales of investments	216,814
Distributions from capital gains	100,662
Net change in unrealized appreciation or depreciation of investments	786,523
Net increase (decrease) in net assets resulting from operations	1,031,863

Contract transactions(2)
Contract purchase payments	7,008
Net transfers(1)	(208,690)
Adjustments to net assets allocated to contracts in payment period	3
Contract charges	(29,339)
Contract terminations:
Surrender benefits	(505,261)
Death benefits	(656,473)
Increase (decrease) from contract transactions	(1,392,752)
Net assets at beginning of year	6,679,940
Net assets at end of year	$6,319,051

Accumulation unit activity
Units outstanding at beginning of year	1,966,009
Units purchased	1,814
Units redeemed	(372,947)
Units outstanding at end of year	1,594,876

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	Activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential Variable Annuity (EG Essential)

Evergreen New Solutions Variable Annuity (EG New Solutions)

Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)

Evergreen Pathways Variable Annuity (EG Pathways)

Evergreen Pathways Select Variable Annuity (EG Pathways Select)

Evergreen Privilege Variable Annuity (EG Privilege)

RiverSource® AccessChoice Select Variable Annuity (AccessChoice Select)

RiverSource® Builder Select Variable Annuity (Builder Select)

RiverSource® Endeavor Select Variable Annuity (Endeavor Select)

RiverSource® FlexChoice Variable Annuity (FlexChoice)

RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)

RiverSource® Galaxy Premier Variable Annuity (Galaxy)

RiverSource® Innovations Variable Annuity (Innovations)

RiverSource® Innovations Select Variable Annuity (Innovations Select)

RiverSource® Innovations Classic Variable Annuity (Innovations Classic)

RiverSource® Innovations Classic Select Variable Annuity (Innovations Classic Select)

RiverSource® New Solutions Variable Annuity (New Solutions)

RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource® Personal Portfolio Plus Variable Annuity (Personal Portfolio Plus)*

RiverSource® Personal Portfolio Plus2 Variable Annuity (Personal Portfolio Plus2)*

RiverSource® Pinnacle Variable Annuity (Pinnacle)

RiverSource® Platinum Variable Annuity (Platinum)*

RiverSource® Preferred Variable Annuity (Preferred)*

RiverSource® Signature Variable Annuity (Signature)

RiverSource® Signature Select Variable Annuity (Signature Select)

RiverSource® Signature One Variable Annuity (Signature One)

RiverSource® Signature One Select Variable Annuity (Signature One Select)

Wells Fargo Advantage Variable Annuity (Wells Advantage)

Wells Fargo Advantage Select Variable Annuity (Wells Advantage Select)

Wells Fargo Advantage Builder Variable Annuity (Wells Builder)

Wells Fargo Advantage Choice Variable Annuity (Wells Choice)

Wells Fargo Advantage Choice Select Variable Annuity (Wells Choice Select)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of 31, 2022, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Bal Hedged Alloc, Cl B	AB VPS Balanced Hedged Allocation Portfolio (Class B) (previously AB VPS Balanced Wealth Strategy Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (renamed to AB VPS Relative Value Portfolio (Class B) effective sometime during the second quarter of 2023)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	107

Division	Fund
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B) (previously AB VPS Global Thematic Growth Portfolio (Class B))
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 1	Allspring VT International Equity Fund – Class 1
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2
Allspg VT Omega Gro, Cl 1	Allspring VT Omega Growth Fund – Class 1 (renamed to Allspring VT Discovery All Cap Growth Fund – Class 1 effective sometime during the second quarter of 2023)
Allspg VT Omega Gro, Cl 2	Allspring VT Omega Growth Fund – Class 2 (renamed to Allspring VT Discovery All Cap Growth Fund – Class 2 effective sometime during the second quarter of 2023)
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
AC VP Disciplined Core Val, Cl I	American Century VP Disciplined Core Value, Class I
AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BNY Mellon IP MidCap Stock, Serv	BNY Mellon Investment Portfolios, MidCap Stock Portfolio – Service Shares
BNY Mellon IP Tech Gro, Serv	BNY Mellon Investment Portfolios, Technology Growth Portfolio – Service Shares
BNY Mellon Sus US Eq, Init	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
BNY Mellon VIF Appr, Serv	BNY Mellon Variable Investment Fund, Appreciation Portfolio – Service Shares
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3))
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1	Columbia Variable Portfolio – Small Company Growth Fund (Class 1)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (previously CTIVP® – Loomis Sayles Growth Fund (Class 1))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Bal, Serv Cl	Fidelity® VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl	Fidelity® VIP ContrafundSM Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2

108	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
Fid VIP Dyn Appr, Serv Cl 2	Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl	Fidelity® VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl	Fidelity® VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2	Fidelity® VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Rising Divd, Cl 2	Franklin Rising Dividends VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Mid Cap Gro, Cl 2	Franklin Small-Mid Cap Growth VIP Fund – Class 2
GS VIT Intl Eq Insights, Inst	Goldman Sachs VIT International Equity Insights Fund – Institutional Shares
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Strategic Gro, Inst	Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI American Value, Ser II	Invesco V.I. American Value Fund, Series II Shares(1)
Invesco VI Cap Appr, Ser I	Invesco V.I. Capital Appreciation Fund, Series I Shares
Invesco VI Cap Appr, Ser II	Invesco V.I. Capital Appreciation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser I	Invesco V.I. EQV International Equity Fund, Series I Shares (previously Invesco V.I. International Growth Fund, Series I Shares)
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares (previously Invesco V.I. International Growth Fund, Series II Shares)
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Gro & Inc, Ser II	Invesco V.I. Growth and Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser I	Invesco V.I. Main Street Fund®, Series I Shares
Invesco VI Mn St Mid Cap, Ser II	Invesco V.I. Main Street Mid Cap Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Global Research Portfolio: Institutional Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
JPM Ins Trust U.S. Eq, Cl 1	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares(2)
Lazard Retire Intl Eq, Serv	Lazard Retirement International Equity Portfolio – Service Shares
LVIP Baron Gro Opp, Serv Cl	LVIP Baron Growth Opportunities Fund – Service Class
MFS Inv Trust, Init Cl	MFS® Investors Trust Series – Initial Class
MFS Inv Trust, Serv Cl	MFS® Investors Trust Series – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Init Cl	MFS® New Discovery Series – Initial Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	109

Division	Fund
MFS Research, Init Cl	MFS® Research Series – Initial Class
MFS Total Return, Init Cl	MFS® Total Return Series – Initial Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF US Real Est, Cl I	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares
MS VIF US Real Est, Cl II	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares
Put VT Emerg Mkts Eq, Cl IB	Putnam VT Emerging Markets Equity Fund – Class IB Shares
Put VT Focused Intl Eq, Cl IA	Putnam VT Focused International Equity Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Gro Opp, Cl IA	Putnam VT Growth Opportunities Fund – Class IA Shares (renamed to Putnam VT Large Cap Growth Fund – Class IA Shares effective sometime during the second quarter of 2023)
Put VT Gro Opp, Cl IB	Putnam VT Growth Opportunities Fund – Class IB Shares (renamed to Putnam VT Large Cap Growth Fund – Class IB Shares effective sometime during the second quarter of 2023)
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Inc, Cl IB	Putnam VT Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl	Royce Capital Fund – Small-Cap Portfolio, Investment Class
Temp Dev Mkts, Cl 2	Templeton Developing Markets VIP Fund – Class 2
Temp Foreign, Cl 2	Templeton Foreign VIP Fund – Class 2
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Temp Gro, Cl 2	Templeton Growth VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)

110	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
Wanger Acorn	Wanger Acorn (previously Wanger USA)
Wanger Intl	Wanger International

(1)	For the period April 23, 2021 (commencement of operations) to December 31, 2021.
(2)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares is scheduled to merge into LVIP JPMorgan U.S. Equity Fund – Standard Class sometime during the second quarter of 2023.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2022.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	111

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee	Administrative charge
EG Essential	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions Select	1.00% to 1.75% (depending on the contract and death benefit option selected)	0.15%
EG Pathways	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
EG Pathways Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
EG Privilege	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
AccessChoice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Builder Select	1.25% to 1.95% (depending on the contract and death benefit option selected)	0.15%
Endeavor Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
FlexChoice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
FlexChoice Select	1.55% to 2.10% (depending on the contract and death benefit option selected)	0.15%
Galaxy	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Innovations	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Select	0.85% to 1.85% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
New Solutions	0.85% to 1.20% (depending on the contract and death benefit option selected)	0.15%
Personal Portfolio	1.25%	0.15%
Personal Portfolio Plus	1.25%	0.15%
Personal Portfolio Plus[2]	1.25%	0.15%
Pinnacle	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Platinum	1.25%	0.15%
Preferred	1.25%	0.15%
Signature	1.25%	0.15%
Signature Select	1.30% to 1.75% (depending on the contract and death benefit option selected)	0.15%

112	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee	Administrative charge
Signature One	1.35% to 1.45% (depending on the contract and death benefit option selected)	0.15%
Signature One Select	1.30% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage	1.05% to 1.50% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Wells Builder	1.10% to 1.55% (depending on the contract and death benefit option selected)	0.15%
Wells Choice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
Wells Choice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. WITHDRAWAL CHARGES

RiverSource Life may assess a withdrawal charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2022 were as follows:

Division	Purchases
AB VPS Bal Hedged Alloc, Cl B	$146,733
AB VPS Gro & Inc, Cl B	833,234
AB VPS Intl Val, Cl B	1,096,611
AB VPS Lg Cap Gro, Cl B	352,063
AB VPS Sus Gbl Thematic, Cl B	126,481
Allspg VT Index Asset Alloc, Cl 2	742,301
Allspg VT Intl Eq, Cl 1	5,480
Allspg VT Intl Eq, Cl 2	286,873
Allspg VT Omega Gro, Cl 1	100,655
Allspg VT Omega Gro, Cl 2	5,770,472
Allspg VT Opp, Cl 1	94,949
Allspg VT Opp, Cl 2	880,959

Division	Purchases
Allspg VT Sm Cap Gro, Cl 2	$919,300
AC VP Disciplined Core Val, Cl I	52,292
AC VP Inflation Prot, Cl II	1,290,003
AC VP Intl, Cl II	5,152
AC VP Mid Cap Val, Cl II	12,296
AC VP Ultra, Cl II	1,772,707
AC VP Val, Cl I	29,418
AC VP Val, Cl II	30,316
BNY Mellon IP MidCap Stock, Serv	17,925
BNY Mellon IP Tech Gro, Serv	1,147,972
BNY Mellon Sus US Eq, Init	36,880
BNY Mellon VIF Appr, Serv	31,144

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	113

Division	Purchases
CB Var Sm Cap Gro, Cl I	$5,888
Col VP Bal, Cl 3	8,375
Col VP Disciplined Core, Cl 3	168,833
Col VP Divd Opp, Cl 3	408,145
Col VP Emer Mkts, Cl 3	3,368,277
Col VP Govt Money Mkt, Cl 1	1,376
Col VP Govt Money Mkt, Cl 3	2,338,693
Col VP Hi Yield Bond, Cl 3	246,709
Col VP Inc Opp, Cl 1	21,392
Col VP Inc Opp, Cl 3	371,149
Col VP Inter Bond, Cl 3	461,559
Col VP Lg Cap Gro, Cl 1	555
Col VP Lg Cap Gro, Cl 3	12,626
Col VP Lg Cap Index, Cl 3	57,003
Col VP Overseas Core, Cl 3	26,518
Col VP Select Lg Cap Val, Cl 3	2
Col VP Select Mid Cap Gro, Cl 3	123,801
Col VP Select Mid Cap Val, Cl 3	2
Col VP Select Sm Cap Val, Cl 3	713
Col VP Sm Cap Val, Cl 2	354,547
Col VP Sm Co Gro, Cl 1	6,624
Col VP US Govt Mtge, Cl 1	3,373
Col VP US Govt Mtge, Cl 3	395,672
CS Commodity Return	3,256
CTIVP BR Gl Infl Prot Sec, Cl 3	185,157
CTIVP Prin Blue Chip Gro, Cl 1	121,150
CTIVP Vty Sycamore Estb Val, Cl 3	1
EV VT Floating-Rate Inc, Init Cl	51,484
Fid VIP Bal, Serv Cl	16,191
Fid VIP Bal, Serv Cl 2	12,247
Fid VIP Contrafund, Serv Cl	146,601
Fid VIP Contrafund, Serv Cl 2	4,059,978
Fid VIP Dyn Appr, Serv Cl 2	87,973
Fid VIP Gro & Inc, Serv Cl	37,333
Fid VIP Gro & Inc, Serv Cl 2	1,972
Fid VIP Gro, Serv Cl	2,577
Fid VIP Gro, Serv Cl 2	155,509
Fid VIP Hi Inc, Serv Cl	33,382
Fid VIP Hi Inc, Serv Cl 2	22,692
Fid VIP Invest Gr, Serv Cl 2	818,395
Fid VIP Mid Cap, Serv Cl	423,417
Fid VIP Mid Cap, Serv Cl 2	1,017,367
Fid VIP Overseas, Serv Cl	1,227
Fid VIP Overseas, Serv Cl 2	456,638
Frank Global Real Est, Cl 2	275,411
Frank Inc, Cl 2	358,668
Frank Mutual Shares, Cl 2	2,623,471
Frank Rising Divd, Cl 2	44,294
Frank Sm Cap Val, Cl 2	679,829
Frank Sm Mid Cap Gro, Cl 2	1,621,808
GS VIT Intl Eq Insights, Inst	501
GS VIT Mid Cap Val, Inst	1,619,327
GS VIT Strategic Gro, Inst	23,099
GS VIT U.S. Eq Insights, Inst	23,474
Invesco VI Am Fran, Ser I	690,352
Invesco VI Am Fran, Ser II	201,317
Invesco VI American Value, Ser II	1,184,110
Invesco VI Cap Appr, Ser I	292,445
Invesco VI Cap Appr, Ser II	4,268,995

Division	Purchases
Invesco VI Comstock, Ser II	$1,472,964
Invesco VI Core Eq, Ser I	858,156
Invesco VI Core Eq, Ser II	6,907
Invesco VI Dis Mid Cap Gro, Ser I	40,741
Invesco VI Dis Mid Cap Gro, Ser II	183,373
Invesco VI EQV Intl Eq, Ser I	66,271
Invesco VI EQV Intl Eq, Ser II	128,118
Invesco VI Global, Ser I	165
Invesco VI Global, Ser II	344,477
Invesco VI Gbl Strat Inc, Ser I	205
Invesco VI Gbl Strat Inc, Ser II	371,009
Invesco VI Gro & Inc, Ser II	42,535
Invesco VI Hlth, Ser II	6,569
Invesco VI Main St, Ser I	9,424
Invesco VI Mn St Mid Cap, Ser II	170,539
Invesco VI Mn St Sm Cap, Ser II	288,782
Janus Henderson VIT Bal, Inst	62,118
Janus Henderson VIT Enter, Serv	123,213
Janus Henderson VIT Gbl Res, Inst	95,278
Janus Hend VIT Gbl Tech Innov, Srv	31,252
Janus Henderson VIT Overseas, Serv	4,328
Janus Henderson VIT Res, Serv	432,118
JPM Ins Trust U.S. Eq, Cl 1	33,536
Lazard Retire Intl Eq, Serv	9,321
LVIP Baron Gro Opp, Serv Cl	4,010
MFS Inv Trust, Init Cl	174,672
MFS Inv Trust, Serv Cl	147,932
MFS Mass Inv Gro Stock, Serv Cl	347,074
MFS New Dis, Init Cl	124,313
MFS New Dis, Serv Cl	574,306
MFS Research, Init Cl	41,461
MFS Total Return, Init Cl	3,077
MFS Total Return, Serv Cl	1,362,231
MFS Utilities, Init Cl	400,508
MFS Utilities, Serv Cl	149,773
MS VIF Dis, Cl II	25,538
MS VIF Global Real Est, Cl II	28,050
MS VIF US Real Est, Cl I	44,926
MS VIF US Real Est, Cl II	164,083
PIMCO VIT All Asset, Advisor Cl	121,039
Put VT Div Inc, Cl IA	41,418
Put VT Div Inc, Cl IB	14,750
Put VT Emerg Mkts Eq, Cl IB	38,170
Put VT Focused Intl Eq, Cl IA	154,276
Put VT Global Hlth Care, Cl IB	96,820
Put VT Gro Opp, Cl IA	76,726
Put VT Gro Opp, Cl IB	158,611
Put VT Hi Yield, Cl IA	20,735
Put VT Hi Yield, Cl IB	5,166
Put VT Inc, Cl IB	1,620
Put VT Intl Eq, Cl IB	471,505
Put VT Intl Val, Cl IB	12
Put VT Lg Cap Val, Cl IA	248,743
Put VT Lg Cap Val, Cl IB	389,185
Put VT Research, Cl IB	5,033
Put VT Sm Cap Val, Cl IB	89,485
Put VT Sus Leaders, Cl IA	378,080
Put VT Sus Leaders, Cl IB	517,180
Royce Micro-Cap, Invest Cl	124,269

114	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Purchases
Royce Sm-Cap, Invest Cl	$5,311
Temp Dev Mkts, Cl 2	25,388
Temp Foreign, Cl 2	105,236
Temp Global Bond, Cl 2	188,901
Temp Gro, Cl 2	2,324
Third Ave VST Third Ave Value	3,219
VP Aggr, Cl 2	250,992
VP Aggr, Cl 4	1,256,880
VP Conserv, Cl 2	3,786,281
VP Conserv, Cl 4	5,554,553
VP Man Risk, Cl 2	—
VP Man Risk US, Cl 2	—
VP Man Vol Conserv, Cl 2	1,350,892
VP Man Vol Conserv Gro, Cl 2	1,500,347
VP Man Vol Gro, Cl 2	682,422

Division	Purchases
VP Man Vol Mod Gro, Cl 2	$1,437,493
VP Mod, Cl 2	4,924,168
VP Mod, Cl 4	8,496,494
VP Mod Aggr, Cl 2	35,630
VP Mod Aggr, Cl 4	1,486,966
VP Mod Conserv, Cl 2	678,908
VP Mod Conserv, Cl 4	1,939,524
VP Ptnrs Core Eq, Cl 3	31,861
VP Ptnrs Sm Cap Val, Cl 3	167,795
VP US Flex Conserv Gro, Cl 2	90,553
VP US Flex Gro, Cl 2	1,461,672
VP US Flex Mod Gro, Cl 2	172,173
Wanger Acorn	3,323,993
Wanger Intl	2,099,412

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Hedged Alloc, Cl B
2022	162	$1.82	to	$1.53	$284	3.35%	1.00%	to	2.20%	(19.97%)	to	(20.93%)
2021	135	$2.28	to	$1.94	$294	0.26%	1.00%	to	2.20%	12.23%	to	10.91%
2020	136	$2.03	to	$1.75	$265	2.19%	1.00%	to	2.20%	8.17%	to	6.88%
2019	159	$1.87	to	$1.64	$288	2.23%	1.00%	to	2.20%	17.02%	to	15.63%
2018	182	$1.60	to	$1.42	$282	1.68%	1.00%	to	2.20%	(7.35%)	to	(8.46%)
AB VPS Gro & Inc, Cl B
2022	1,343	$3.29	to	$3.05	$4,323	1.09%	1.00%	to	2.25%	(5.37%)	to	(6.54%)
2021	1,428	$3.48	to	$3.27	$4,851	0.63%	1.00%	to	2.25%	26.57%	to	24.99%
2020	1,731	$2.75	to	$2.61	$4,648	1.31%	1.00%	to	2.25%	1.45%	to	0.19%
2019	1,948	$2.71	to	$2.61	$5,165	1.02%	1.00%	to	2.25%	22.38%	to	20.86%
2018	2,160	$2.21	to	$2.16	$4,697	0.73%	1.00%	to	2.25%	(6.79%)	to	(7.95%)
AB VPS Intl Val, Cl B
2022	7,982	$1.09	to	$0.93	$9,059	4.11%	1.00%	to	2.25%	(14.65%)	to	(15.71%)
2021	8,927	$1.28	to	$1.10	$11,946	1.66%	1.00%	to	2.25%	9.75%	to	8.39%
2020	9,957	$1.16	to	$1.01	$12,212	1.58%	1.00%	to	2.25%	1.20%	to	(0.06%)
2019	9,839	$1.15	to	$1.01	$12,003	0.77%	1.00%	to	2.25%	15.62%	to	14.18%
2018	10,966	$1.00	to	$0.89	$11,649	1.10%	1.00%	to	2.25%	(23.76%)	to	(24.71%)
AB VPS Lg Cap Gro, Cl B
2022	825	$2.57	to	$4.96	$2,175	—	1.00%	to	1.85%	(29.40%)	to	(29.99%)
2021	893	$3.64	to	$7.09	$3,399	—	1.00%	to	1.85%	27.37%	to	26.30%
2020	1,047	$2.86	to	$5.61	$3,111	—	1.00%	to	1.85%	33.80%	to	32.67%
2019	1,267	$2.14	to	$4.23	$2,801	—	1.00%	to	1.85%	33.03%	to	31.90%
2018	1,634	$1.61	to	$3.21	$2,695	—	1.00%	to	1.85%	1.30%	to	0.44%
AB VPS Sus Gbl Thematic, Cl B
2022	600	$1.05	to	$2.06	$850	—	1.00%	to	2.25%	(27.89%)	to	(28.79%)
2021	616	$1.46	to	$2.90	$1,278	—	1.00%	to	2.25%	21.35%	to	19.84%
2020	707	$1.20	to	$2.42	$1,197	0.47%	1.00%	to	2.25%	37.70%	to	35.98%
2019	851	$0.88	to	$1.78	$1,005	0.16%	1.00%	to	2.25%	28.49%	to	26.90%
2018	948	$0.68	to	$1.40	$866	—	1.00%	to	2.25%	(10.88%)	to	(12.00%)
Allspg VT Index Asset Alloc, Cl 2
2022	2,147	$2.48	to	$2.32	$5,450	0.63%	1.05%	to	2.20%	(17.89%)	to	(18.83%)
2021	2,327	$3.03	to	$2.86	$7,209	0.59%	1.05%	to	2.20%	14.78%	to	13.47%
2020	2,480	$2.64	to	$2.52	$6,719	0.82%	1.05%	to	2.20%	15.37%	to	14.07%
2019	2,576	$2.29	to	$2.21	$6,063	1.09%	1.05%	to	2.20%	18.90%	to	17.54%
2018	2,814	$1.92	to	$1.88	$5,582	0.98%	1.05%	to	2.20%	(3.91%)	to	(5.03%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	115

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Intl Eq, Cl 1
2022	71	$1.91	to	$1.78	$127	4.16%	1.00%	to	1.35%	(12.36%)	to	(12.67%)
2021	75	$2.18	to	$2.04	$154	1.41%	1.00%	to	1.35%	6.32%	to	5.95%
2020	45	$2.05	to	$1.93	$87	2.97%	1.00%	to	1.35%	3.85%	to	3.48%
2019	55	$1.97	to	$1.86	$104	4.28%	1.00%	to	1.35%	14.35%	to	13.95%
2018	65	$1.72	to	$1.64	$108	11.51%	1.00%	to	1.35%	(17.69%)	to	(17.98%)
Allspg VT Intl Eq, Cl 2
2022	1,891	$2.10	to	$1.36	$3,423	3.61%	1.00%	to	2.20%	(12.76%)	to	(13.80%)
2021	2,041	$2.41	to	$1.58	$4,250	1.06%	1.00%	to	2.20%	5.81%	to	4.55%
2020	2,301	$2.28	to	$1.51	$4,551	2.62%	1.00%	to	2.20%	3.89%	to	2.64%
2019	2,426	$2.19	to	$1.47	$4,668	3.66%	1.00%	to	2.20%	14.34%	to	12.97%
2018	2,684	$1.92	to	$1.30	$4,538	11.22%	1.00%	to	2.20%	(18.10%)	to	(19.10%)
Allspg VT Omega Gro, Cl 1
2022	111	$3.21	to	$2.97	$340	—	1.00%	to	1.35%	(37.67%)	to	(37.89%)
2021	138	$5.15	to	$4.78	$680	—	1.00%	to	1.35%	14.12%	to	13.72%
2020	225	$4.52	to	$4.20	$969	—	1.00%	to	1.35%	41.98%	to	41.49%
2019	248	$3.18	to	$2.97	$752	—	1.00%	to	1.35%	36.03%	to	35.55%
2018	287	$2.34	to	$2.19	$641	—	1.00%	to	1.35%	(0.49%)	to	(0.84%)
Allspg VT Omega Gro, Cl 2
2022	3,105	$5.78	to	$3.44	$14,649	—	1.00%	to	2.20%	(37.82%)	to	(38.57%)
2021	3,110	$9.30	to	$5.60	$23,850	—	1.00%	to	2.20%	13.83%	to	12.47%
2020	3,403	$8.17	to	$4.98	$22,973	—	1.00%	to	2.20%	41.76%	to	40.07%
2019	4,076	$5.76	to	$3.55	$19,489	—	1.00%	to	2.20%	35.68%	to	34.06%
2018	4,972	$4.25	to	$2.65	$17,558	—	1.00%	to	2.20%	(0.73%)	to	(1.92%)
Allspg VT Opp, Cl 1
2022	152	$3.08	to	$2.96	$452	—	1.00%	to	1.35%	(21.40%)	to	(21.67%)
2021	160	$3.92	to	$3.78	$608	0.25%	1.00%	to	1.35%	23.82%	to	23.39%
2020	190	$3.16	to	$3.06	$586	0.70%	1.00%	to	1.35%	20.12%	to	19.70%
2019	193	$2.63	to	$2.56	$495	0.53%	1.00%	to	1.35%	30.50%	to	30.04%
2018	221	$2.02	to	$1.97	$436	0.42%	1.00%	to	1.35%	(7.86%)	to	(8.18%)
Allspg VT Opp, Cl 2
2022	1,399	$2.99	to	$2.61	$4,034	—	1.00%	to	2.20%	(21.59%)	to	(22.53%)
2021	1,512	$3.82	to	$3.37	$5,574	0.04%	1.00%	to	2.20%	23.54%	to	22.07%
2020	1,742	$3.09	to	$2.76	$5,217	0.43%	1.00%	to	2.20%	19.80%	to	18.38%
2019	1,934	$2.58	to	$2.33	$4,853	0.28%	1.00%	to	2.20%	30.16%	to	28.60%
2018	2,243	$1.98	to	$1.81	$4,336	0.19%	1.00%	to	2.20%	(8.07%)	to	(9.18%)
Allspg VT Sm Cap Gro, Cl 2
2022	1,667	$3.19	to	$3.37	$3,125	—	1.00%	to	2.20%	(35.07%)	to	(35.85%)
2021	1,641	$4.92	to	$5.25	$4,765	—	1.00%	to	2.20%	6.57%	to	5.30%
2020	1,834	$4.61	to	$4.98	$5,022	—	1.00%	to	2.20%	56.22%	to	54.35%
2019	2,143	$2.95	to	$3.23	$3,828	—	1.00%	to	2.20%	23.59%	to	22.11%
2018	2,474	$2.39	to	$2.64	$3,548	—	1.00%	to	2.20%	0.30%	to	(0.91%)
AC VP Disciplined Core Val, Cl I
2022	52	$3.57	to	$3.57	$185	1.76%	1.40%	to	1.40%	(13.95%)	to	(13.95%)
2021	58	$4.15	to	$4.15	$240	1.07%	1.40%	to	1.40%	21.93%	to	21.93%
2020	66	$3.40	to	$3.40	$223	1.93%	1.40%	to	1.40%	10.25%	to	10.25%
2019	75	$3.09	to	$3.09	$231	2.01%	1.40%	to	1.40%	22.23%	to	22.23%
2018	108	$2.52	to	$2.52	$273	1.91%	1.40%	to	1.40%	(8.17%)	to	(8.17%)
AC VP Inflation Prot, Cl II
2022	10,012	$1.38	to	$1.17	$12,834	4.91%	1.05%	to	2.20%	(13.98%)	to	(14.96%)
2021	12,004	$1.60	to	$1.37	$18,001	3.14%	1.05%	to	2.20%	5.16%	to	3.96%
2020	12,277	$1.53	to	$1.32	$17,608	1.34%	1.05%	to	2.20%	8.41%	to	7.17%
2019	13,733	$1.41	to	$1.23	$18,292	2.30%	1.05%	to	2.20%	7.76%	to	6.53%
2018	15,862	$1.31	to	$1.15	$19,741	2.77%	1.05%	to	2.20%	(3.84%)	to	(4.94%)

116	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2022	15	$1.52	to	$1.76	$29	1.31%	1.05%	to	2.20%	(25.64%)	to	(26.50%)
2021	15	$2.05	to	$2.40	$40	0.01%	1.05%	to	2.20%	7.47%	to	6.24%
2020	16	$1.91	to	$2.26	$41	0.38%	1.05%	to	2.20%	24.33%	to	22.93%
2019	16	$1.53	to	$1.84	$33	0.74%	1.05%	to	2.20%	26.81%	to	25.34%
2018	68	$1.21	to	$1.46	$88	1.11%	1.05%	to	2.20%	(16.19%)	to	(17.15%)
AC VP Mid Cap Val, Cl II
2022	27	$3.54	to	$3.01	$74	2.10%	1.00%	to	2.25%	(2.36%)	to	(3.58%)
2021	28	$3.63	to	$3.12	$81	1.02%	1.00%	to	2.25%	21.79%	to	20.29%
2020	30	$2.98	to	$2.59	$71	1.69%	1.00%	to	2.25%	0.10%	to	(1.14%)
2019	44	$2.98	to	$2.62	$103	1.83%	1.00%	to	2.25%	27.71%	to	26.13%
2018	82	$2.33	to	$2.08	$152	1.26%	1.00%	to	2.25%	(13.83%)	to	(14.91%)
AC VP Ultra, Cl II
2022	1,560	$4.45	to	$3.78	$5,638	—	1.00%	to	2.25%	(33.13%)	to	(33.96%)
2021	1,531	$6.66	to	$5.73	$8,330	—	1.00%	to	2.25%	21.77%	to	20.26%
2020	1,798	$5.47	to	$4.76	$8,073	—	1.00%	to	2.25%	48.07%	to	46.23%
2019	2,659	$3.69	to	$3.26	$8,109	—	1.00%	to	2.25%	33.12%	to	31.47%
2018	3,390	$2.78	to	$2.48	$7,830	0.12%	1.00%	to	2.25%	(0.41%)	to	(1.66%)
AC VP Val, Cl I
2022	57	$5.09	to	$5.09	$291	2.10%	1.40%	to	1.40%	(0.85%)	to	(0.85%)
2021	59	$5.14	to	$5.14	$301	1.75%	1.40%	to	1.40%	22.78%	to	22.78%
2020	61	$4.19	to	$4.19	$254	2.26%	1.40%	to	1.40%	(0.43%)	to	(0.43%)
2019	72	$4.20	to	$4.20	$302	2.11%	1.40%	to	1.40%	25.27%	to	25.27%
2018	78	$3.36	to	$3.36	$261	1.64%	1.40%	to	1.40%	(10.42%)	to	(10.42%)
AC VP Val, Cl II
2022	105	$3.18	to	$2.70	$303	1.94%	1.00%	to	2.25%	(0.69%)	to	(1.91%)
2021	108	$3.21	to	$2.76	$316	1.58%	1.00%	to	2.25%	23.05%	to	21.52%
2020	56	$2.61	to	$2.27	$138	2.21%	1.00%	to	2.25%	(0.17%)	to	(1.42%)
2019	54	$2.61	to	$2.30	$136	1.94%	1.00%	to	2.25%	25.66%	to	24.11%
2018	65	$2.08	to	$1.85	$130	1.45%	1.00%	to	2.25%	(10.19%)	to	(11.31%)
BNY Mellon IP MidCap Stock, Serv
2022	20	$2.35	to	$2.52	$63	0.44%	1.05%	to	2.20%	(15.17%)	to	(16.15%)
2021	22	$2.77	to	$3.00	$80	0.45%	1.05%	to	2.20%	24.25%	to	22.83%
2020	24	$2.23	to	$2.44	$69	0.52%	1.05%	to	2.20%	6.72%	to	5.50%
2019	23	$2.09	to	$2.31	$64	0.39%	1.05%	to	2.20%	18.60%	to	17.24%
2018	28	$1.76	to	$1.97	$64	0.35%	1.05%	to	2.20%	(16.57%)	to	(17.53%)
BNY Mellon IP Tech Gro, Serv
2022	685	$3.37	to	$3.04	$2,297	—	1.05%	to	2.20%	(47.08%)	to	(47.68%)
2021	545	$6.37	to	$5.81	$3,475	—	1.05%	to	2.20%	11.47%	to	10.19%
2020	595	$5.72	to	$5.27	$3,425	0.08%	1.05%	to	2.20%	67.80%	to	65.88%
2019	959	$3.41	to	$3.18	$3,308	—	1.05%	to	2.20%	24.20%	to	22.78%
2018	1,122	$2.74	to	$2.59	$3,135	—	1.05%	to	2.20%	(2.30%)	to	(3.43%)
BNY Mellon Sus US Eq, Init
2022	170	$2.08	to	$3.95	$351	0.51%	1.20%	to	1.80%	(23.79%)	to	(24.25%)
2021	188	$2.73	to	$5.21	$505	0.78%	1.20%	to	1.80%	25.48%	to	24.73%
2020	217	$2.17	to	$4.18	$464	1.10%	1.20%	to	1.80%	22.66%	to	21.93%
2019	232	$1.77	to	$3.43	$404	1.57%	1.20%	to	1.80%	32.84%	to	32.05%
2018	278	$1.33	to	$2.59	$364	1.79%	1.20%	to	1.80%	(5.55%)	to	(6.12%)
BNY Mellon VIF Appr, Serv
2022	28	$3.34	to	$2.94	$100	0.43%	1.05%	to	2.20%	(19.11%)	to	(20.03%)
2021	30	$4.12	to	$3.68	$134	0.21%	1.05%	to	2.20%	25.45%	to	24.02%
2020	33	$3.29	to	$2.97	$118	0.55%	1.05%	to	2.20%	22.09%	to	20.70%
2019	35	$2.69	to	$2.46	$101	0.92%	1.05%	to	2.20%	34.37%	to	32.83%
2018	39	$2.00	to	$1.85	$83	0.99%	1.05%	to	2.20%	(8.08%)	to	(9.13%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	117

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CB Var Sm Cap Gro, Cl I
2022	32	$4.14	to	$3.51	$99	—	1.00%	to	2.25%	(29.55%)		to	(30.43%)
2021	31	$5.87	to	$5.05	$140	—	1.00%	to	2.25%	11.49%		to	10.11%
2020	31	$5.27	to	$4.58	$126	—	1.00%	to	2.25%	41.84%		to	40.08%
2019	38	$3.71	to	$3.27	$108	—	1.00%	to	2.25%	25.61%		to	24.05%
2018	69	$2.96	to	$2.64	$156	—	1.00%	to	2.25%	2.40%		to	1.12%
Col VP Bal, Cl 3
2022	705	$2.41	to	$2.22	$2,190	—	1.00%	to	1.80%	(17.57%)		to	(18.23%)
2021	974	$2.92	to	$2.72	$3,405	—	1.00%	to	1.80%	13.60%		to	12.69%
2020	956	$2.57	to	$2.41	$2,990	—	1.00%	to	1.80%	16.42%		to	15.49%
2019	1,022	$2.21	to	$2.09	$2,782	—	1.00%	to	1.80%	21.56%		to	20.59%
2018	1,152	$1.82	to	$1.73	$2,668	—	1.00%	to	1.80%	(6.83%)		to	(7.58%)
Col VP Disciplined Core, Cl 3
2022	4,862	$2.94	to	$3.28	$13,104	—	1.00%	to	2.25%	(19.64%)		to	(20.63%)
2021	5,462	$3.66	to	$4.14	$18,461	—	1.00%	to	2.25%	31.25%		to	29.62%
2020	6,340	$2.79	to	$3.19	$16,343	—	1.00%	to	2.25%	12.85%		to	11.45%
2019	7,176	$2.47	to	$2.86	$16,470	—	1.00%	to	2.25%	23.39%		to	21.86%
2018	8,343	$2.00	to	$2.35	$15,533	—	1.00%	to	2.25%	(4.70%)		to	(5.89%)
Col VP Divd Opp, Cl 3
2022	4,702	$3.89	to	$2.50	$16,833	—	1.00%	to	2.25%	(2.22%)		to	(3.43%)
2021	6,151	$3.98	to	$2.59	$22,599	—	1.00%	to	2.25%	24.76%		to	23.22%
2020	7,295	$3.19	to	$2.10	$21,475	—	1.00%	to	2.25%	0.02%		to	(1.22%)
2019	7,598	$3.19	to	$2.13	$22,528	—	1.00%	to	2.25%	22.69%		to	21.16%
2018	9,135	$2.60	to	$1.76	$22,183	—	1.00%	to	2.25%	(6.81%)		to	(7.98%)
Col VP Emer Mkts, Cl 3
2022	2,507	$1.20	to	$1.02	$5,680	—	1.00%	to	2.25%	(33.65%)		to	(34.47%)
2021	2,203	$1.82	to	$1.56	$7,557	0.92%	1.00%	to	2.25%	(8.25%)		to	(9.40%)
2020	2,157	$1.98	to	$1.72	$8,111	0.57%	1.00%	to	2.25%	32.04%		to	30.39%
2019	2,839	$1.50	to	$1.32	$8,155	0.18%	1.00%	to	2.25%	30.12%		to	28.50%
2018	3,668	$1.15	to	$1.03	$8,101	0.46%	1.00%	to	2.25%	(22.36%)		to	(23.33%)
Col VP Govt Money Mkt, Cl 1
2022	92	$0.98	to	$0.98	$90	1.00%	1.15%	to	1.25%	0.06%		to	(0.05%)
2021	141	$0.98	to	$0.98	$138	0.01%	1.15%	to	1.25%	(1.12%)		to	(1.22%)
2020	188	$0.99	to	$0.99	$187	0.01%	1.15%	to	1.25%	(0.74	%)(5)	to	(0.81	%)(5)
Col VP Govt Money Mkt, Cl 3
2022	20,810	$1.06	to	$0.78	$19,580	1.11%	1.00%	to	2.25%	0.16%		to	(1.09%)
2021	23,910	$1.06	to	$0.79	$22,482	0.01%	1.00%	to	2.25%	(0.98%)		to	(2.22%)
2020	26,018	$1.07	to	$0.81	$24,763	0.24%	1.00%	to	2.25%	(0.72%)		to	(1.95%)
2019	26,398	$1.08	to	$0.83	$25,503	1.72%	1.00%	to	2.25%	0.76%		to	(0.50%)
2018	29,315	$1.07	to	$0.83	$28,252	1.36%	1.00%	to	2.25%	0.38%		to	(0.89%)
Col VP Hi Yield Bond, Cl 3
2022	1,280	$1.81	to	$1.54	$2,908	5.02%	1.00%	to	2.25%	(11.59%)		to	(12.69%)
2021	1,536	$2.05	to	$1.76	$3,961	4.99%	1.00%	to	2.25%	3.82%		to	2.53%
2020	1,654	$1.98	to	$1.72	$4,134	5.69%	1.00%	to	2.25%	5.49%		to	4.18%
2019	1,950	$1.87	to	$1.65	$4,667	5.73%	1.00%	to	2.25%	15.57%		to	14.12%
2018	2,285	$1.62	to	$1.44	$4,745	5.52%	1.00%	to	2.25%	(4.96%)		to	(6.15%)
Col VP Inc Opp, Cl 1
2022	206	$1.10	to	$1.09	$224	5.42%	1.15%	to	1.25%	(11.04%)		to	(11.13%)
2021	211	$1.23	to	$1.22	$258	9.00%	1.15%	to	1.25%	3.30%		to	3.20%
2020	224	$1.19	to	$1.19	$265	4.62%	1.15%	to	1.25%	4.69%		to	4.58%
2019	235	$1.14	to	$1.13	$266	5.11%	1.15%	to	1.25%	15.13%		to	15.02%
2018	240	$0.99	to	$0.99	$237	4.95%	1.15%	to	1.25%	(4.87%)		to	(4.96%)

118	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 3
2022	1,552	$1.75	to	$1.48	$3,201	5.06%	1.00%	to	2.25%	(11.11%)	to	(12.21%)
2021	2,006	$1.96	to	$1.69	$4,689	9.01%	1.00%	to	2.25%	3.44%	to	2.15%
2020	2,084	$1.90	to	$1.65	$4,740	4.59%	1.00%	to	2.25%	4.69%	to	3.39%
2019	2,203	$1.81	to	$1.60	$4,828	5.01%	1.00%	to	2.25%	15.08%	to	13.64%
2018	2,587	$1.58	to	$1.41	$4,957	4.81%	1.00%	to	2.25%	(4.82%)	to	(6.02%)
Col VP Inter Bond, Cl 3
2022	4,623	$1.58	to	$1.04	$6,903	3.08%	1.00%	to	2.25%	(17.99%)	to	(19.01%)
2021	5,137	$1.92	to	$1.28	$9,380	3.21%	1.00%	to	2.25%	(1.34%)	to	(2.57%)
2020	5,262	$1.95	to	$1.31	$9,819	2.75%	1.00%	to	2.25%	11.33%	to	9.95%
2019	5,885	$1.75	to	$1.20	$9,882	3.14%	1.00%	to	2.25%	8.03%	to	6.69%
2018	6,750	$1.62	to	$1.12	$10,498	2.23%	1.00%	to	2.25%	(0.73%)	to	(1.98%)
Col VP Lg Cap Gro, Cl 1
2022	107	$3.07	to	$3.03	$325	—	1.15%	to	1.25%	(32.17%)	to	(32.24%)
2021	111	$4.52	to	$4.47	$496	—	1.15%	to	1.25%	27.26%	to	27.13%
2020	112	$3.55	to	$3.52	$395	—	1.15%	to	1.25%	33.19%	to	33.06%
2019	128	$2.67	to	$2.65	$340	—	1.15%	to	1.25%	34.35%	to	34.21%
2018	133	$1.99	to	$1.97	$262	—	1.15%	to	1.25%	(5.04%)	to	(5.14%)
Col VP Lg Cap Gro, Cl 3
2022	197	$3.66	to	$3.42	$553	—	1.00%	to	2.25%	(32.13%)	to	(32.97%)
2021	223	$5.39	to	$5.11	$876	—	1.00%	to	2.25%	27.26%	to	25.68%
2020	219	$4.24	to	$4.06	$713	—	1.00%	to	2.25%	33.23%	to	31.57%
2019	333	$3.18	to	$3.09	$703	—	1.00%	to	2.25%	34.41%	to	32.74%
2018	378	$2.37	to	$2.33	$592	—	1.00%	to	2.25%	(5.05%)	to	(6.24%)
Col VP Lg Cap Index, Cl 3
2022	1,640	$3.00	to	$3.21	$5,300	—	1.00%	to	2.25%	(19.26%)	to	(20.26%)
2021	2,078	$3.71	to	$4.03	$8,582	—	1.00%	to	2.25%	26.94%	to	25.37%
2020	2,328	$2.92	to	$3.21	$7,562	—	1.00%	to	2.25%	16.73%	to	15.28%
2019	2,595	$2.50	to	$2.79	$7,296	—	1.00%	to	2.25%	29.65%	to	28.04%
2018	3,160	$1.93	to	$2.18	$6,888	—	1.00%	to	2.25%	(5.77%)	to	(6.94%)
Col VP Overseas Core, Cl 3
2022	158	$1.57	to	$1.33	$303	0.80%	1.00%	to	2.25%	(15.64%)	to	(16.70%)
2021	165	$1.86	to	$1.60	$379	1.17%	1.00%	to	2.25%	8.78%	to	7.43%
2020	183	$1.71	to	$1.49	$380	1.56%	1.00%	to	2.25%	7.83%	to	6.50%
2019	214	$1.59	to	$1.40	$407	1.96%	1.00%	to	2.25%	24.06%	to	22.53%
2018	235	$1.28	to	$1.14	$360	2.67%	1.00%	to	2.25%	(17.54%)	to	(18.57%)
Col VP Select Lg Cap Val, Cl 3
2022	35	$3.07	to	$3.04	$119	—	1.05%	to	2.20%	(2.97%)	to	(4.08%)
2021	40	$3.17	to	$3.16	$140	—	1.05%	to	2.20%	24.83%	to	23.40%
2020	41	$2.54	to	$2.56	$116	—	1.05%	to	2.20%	5.84%	to	4.63%
2019	51	$2.40	to	$2.45	$137	—	1.05%	to	2.20%	25.22%	to	23.79%
2018	52	$1.92	to	$1.98	$112	—	1.05%	to	2.20%	(13.23%)	to	(14.23%)
Col VP Select Mid Cap Gro, Cl 3
2022	426	$3.90	to	$2.50	$1,471	—	1.00%	to	2.20%	(31.61%)	to	(32.42%)
2021	445	$5.70	to	$3.71	$2,263	—	1.00%	to	2.20%	15.25%	to	13.87%
2020	481	$4.95	to	$3.25	$2,126	—	1.00%	to	2.20%	33.89%	to	32.29%
2019	569	$3.70	to	$2.46	$1,881	—	1.00%	to	2.20%	33.68%	to	32.08%
2018	664	$2.77	to	$1.86	$1,642	—	1.00%	to	2.20%	(5.81%)	to	(6.94%)
Col VP Select Mid Cap Val, Cl 3
2022	13	$3.40	to	$2.89	$33	—	1.00%	to	2.25%	(10.46%)	to	(11.57%)
2021	16	$3.80	to	$3.26	$43	—	1.00%	to	2.25%	30.82%	to	29.20%
2020	23	$2.90	to	$2.53	$47	—	1.00%	to	2.25%	6.34%	to	5.02%
2019	26	$2.73	to	$2.41	$50	—	1.00%	to	2.25%	30.11%	to	28.50%
2018	29	$2.10	to	$1.87	$44	—	1.00%	to	2.25%	(14.27%)	to	(15.34%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	119

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Sm Cap Val, Cl 3
2022	207	$3.62	to	$3.29	$661	—	1.00%	to	1.80%	(15.67%)	to	(16.34%)
2021	215	$4.29	to	$3.93	$819	—	1.00%	to	1.80%	29.50%	to	28.47%
2020	244	$3.31	to	$3.06	$730	—	1.00%	to	1.80%	7.97%	to	7.11%
2019	252	$3.07	to	$2.85	$701	—	1.00%	to	1.80%	16.42%	to	15.49%
2018	326	$2.63	to	$2.47	$781	—	1.00%	to	1.80%	(13.57%)	to	(14.26%)
Col VP Sm Cap Val, Cl 2
2022	250	$3.05	to	$2.59	$748	0.48%	1.00%	to	2.25%	(9.88%)	to	(11.00%)
2021	311	$3.38	to	$2.90	$1,040	0.49%	1.00%	to	2.25%	27.52%	to	25.94%
2020	407	$2.65	to	$2.31	$1,077	0.36%	1.00%	to	2.25%	7.52%	to	6.18%
2019	422	$2.46	to	$2.17	$1,041	0.27%	1.00%	to	2.25%	19.78%	to	18.29%
2018	442	$2.06	to	$1.84	$915	0.17%	1.00%	to	2.25%	(18.99%)	to	(20.00%)
Col VP Sm Co Gro, Cl 1
2022	3	$5.32	to	$5.22	$15	—	1.15%	to	1.25%	(36.50%)	to	(36.56%)
2021	3	$8.38	to	$8.22	$25	—	1.15%	to	1.25%	(4.01%)	to	(4.11%)
2020	3	$8.73	to	$8.58	$26	—	1.15%	to	1.25%	69.17%	to	69.00%
2019	3	$5.16	to	$5.07	$15	—	1.15%	to	1.25%	39.09%	to	38.95%
2018	5	$3.71	to	$3.65	$17	—	1.15%	to	1.25%	(2.88%)	to	(2.98%)
Col VP US Govt Mtge, Cl 1
2022	136	$0.97	to	$0.96	$130	2.17%	1.15%	to	1.25%	(15.12%)	to	(15.20%)
2021	137	$1.14	to	$1.13	$154	1.97%	1.15%	to	1.25%	(2.09%)	to	(2.18%)
2020	163	$1.16	to	$1.15	$187	2.50%	1.15%	to	1.25%	3.89%	to	3.79%
2019	156	$1.12	to	$1.11	$173	2.88%	1.15%	to	1.25%	5.51%	to	5.41%
2018	188	$1.06	to	$1.05	$198	2.92%	1.15%	to	1.25%	0.68%	to	0.58%
Col VP US Govt Mtge, Cl 3
2022	4,309	$1.27	to	$0.84	$4,731	1.97%	1.00%	to	2.25%	(15.11%)	to	(16.17%)
2021	4,710	$1.50	to	$1.01	$6,072	1.90%	1.00%	to	2.25%	(2.05%)	to	(3.27%)
2020	5,149	$1.53	to	$1.04	$6,849	2.44%	1.00%	to	2.25%	3.91%	to	2.63%
2019	5,475	$1.47	to	$1.01	$7,065	2.63%	1.00%	to	2.25%	5.55%	to	4.24%
2018	5,976	$1.39	to	$0.97	$7,316	2.78%	1.00%	to	2.25%	0.70%	to	(0.56%)
CS Commodity Return
2022	25	$0.79	to	$0.67	$17	16.13%	1.00%	to	2.25%	14.88%	to	13.45%
2021	31	$0.69	to	$0.59	$18	3.61%	1.00%	to	2.25%	26.63%	to	25.06%
2020	57	$0.54	to	$0.47	$26	5.82%	1.00%	to	2.25%	(2.47%)	to	(3.67%)
2019	60	$0.56	to	$0.49	$27	0.84%	1.00%	to	2.25%	5.63%	to	4.31%
2018	115	$0.53	to	$0.47	$49	2.59%	1.00%	to	2.25%	(12.53%)	to	(13.64%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2022	1,054	$1.19	to	$1.01	$1,328	4.46%	1.00%	to	2.25%	(18.40%)	to	(19.41%)
2021	1,237	$1.45	to	$1.25	$1,917	0.69%	1.00%	to	2.25%	3.44%	to	2.14%
2020	1,287	$1.40	to	$1.22	$1,942	0.54%	1.00%	to	2.25%	8.03%	to	6.68%
2019	1,459	$1.30	to	$1.14	$2,049	3.16%	1.00%	to	2.25%	6.75%	to	5.41%
2018	1,723	$1.22	to	$1.09	$2,276	—	1.00%	to	2.25%	(1.51%)	to	(2.73%)
CTIVP Prin Blue Chip Gro, Cl 1
2022	503	$1.92	to	$1.76	$927	—	1.00%	to	2.25%	(28.72%)	to	(29.61%)
2021	547	$2.69	to	$2.50	$1,425	—	1.00%	to	2.25%	17.39%	to	15.93%
2020	651	$2.29	to	$2.16	$1,452	—	1.00%	to	2.25%	30.62%	to	29.00%
2019	846	$1.75	to	$1.67	$1,453	—	1.00%	to	2.25%	30.44%	to	28.82%
2018	1,040	$1.35	to	$1.30	$1,376	—	1.00%	to	2.25%	(3.37%)	to	(4.58%)
CTIVP Vty Sycamore Estb Val, Cl 3
2022	6	$4.22	to	$3.58	$26	—	1.00%	to	2.25%	(3.85%)	to	(5.04%)
2021	6	$4.39	to	$3.77	$28	—	1.00%	to	2.25%	30.44%	to	28.82%
2020	4	$3.37	to	$2.93	$16	—	1.00%	to	2.25%	6.83%	to	5.50%
2019	5	$3.15	to	$2.78	$17	—	1.00%	to	2.25%	26.74%	to	25.16%
2018	5	$2.49	to	$2.22	$14	—	1.00%	to	2.25%	(11.00%)	to	(12.11%)

120	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
EV VT Floating-Rate Inc, Init Cl
2022	493	$1.38	to	$1.17	$622	4.52%	1.00%	to	2.25%	(3.70%)	to	(4.90%)
2021	638	$1.43	to	$1.23	$838	2.90%	1.00%	to	2.25%	2.59%	to	1.32%
2020	646	$1.40	to	$1.22	$832	3.30%	1.00%	to	2.25%	0.99%	to	(0.27%)
2019	691	$1.39	to	$1.22	$885	4.31%	1.00%	to	2.25%	6.02%	to	4.70%
2018	791	$1.31	to	$1.16	$960	3.74%	1.00%	to	2.25%	(1.15%)	to	(2.31%)
Fid VIP Bal, Serv Cl
2022	74	$2.95	to	$2.88	$213	1.19%	1.15%	to	1.25%	(18.96%)	to	(19.04%)
2021	74	$3.63	to	$3.55	$264	0.86%	1.15%	to	1.25%	16.78%	to	16.66%
2020	74	$3.11	to	$3.05	$226	1.40%	1.15%	to	1.25%	20.92%	to	20.80%
2019	75	$2.57	to	$2.52	$190	1.47%	1.15%	to	1.25%	22.88%	to	22.76%
2018	94	$2.09	to	$2.05	$193	1.44%	1.15%	to	1.25%	(5.37%)	to	(5.46%)
Fid VIP Bal, Serv Cl 2
2022	44	$2.95	to	$2.64	$126	1.08%	1.40%	to	1.80%	(19.32%)	to	(19.64%)
2021	44	$3.66	to	$3.28	$158	0.74%	1.40%	to	1.80%	16.35%	to	15.89%
2020	45	$3.14	to	$2.83	$137	1.28%	1.40%	to	1.80%	20.43%	to	19.95%
2019	44	$2.61	to	$2.36	$112	1.59%	1.40%	to	1.80%	22.39%	to	21.90%
2018	44	$2.13	to	$1.94	$92	1.26%	1.40%	to	1.80%	(5.78%)	to	(6.16%)
Fid VIP Contrafund, Serv Cl
2022	623	$4.25	to	$3.92	$2,485	0.40%	1.00%	to	1.35%	(27.11%)	to	(27.37%)
2021	655	$5.83	to	$5.40	$3,596	0.05%	1.00%	to	1.35%	26.44%	to	26.00%
2020	741	$4.61	to	$4.29	$3,230	0.15%	1.00%	to	1.35%	29.13%	to	28.68%
2019	849	$3.57	to	$3.33	$2,871	0.35%	1.00%	to	1.35%	30.14%	to	29.69%
2018	993	$2.74	to	$2.57	$2,590	0.60%	1.00%	to	1.35%	(7.42%)	to	(7.75%)
Fid VIP Contrafund, Serv Cl 2
2022	7,454	$4.70	to	$2.95	$32,177	0.26%	1.00%	to	2.25%	(27.22%)	to	(28.12%)
2021	8,010	$6.45	to	$4.10	$47,907	0.03%	1.00%	to	2.25%	26.24%	to	24.67%
2020	9,481	$5.11	to	$3.29	$45,009	0.08%	1.00%	to	2.25%	28.94%	to	27.34%
2019	12,002	$3.96	to	$2.58	$44,221	0.21%	1.00%	to	2.25%	29.97%	to	28.35%
2018	14,677	$3.05	to	$2.01	$41,756	0.42%	1.00%	to	2.25%	(7.57%)	to	(8.73%)
Fid VIP Dyn Appr, Serv Cl 2
2022	143	$4.48	to	$4.73	$616	0.11%	1.20%	to	1.80%	(21.99%)	to	(22.46%)
2021	148	$5.74	to	$6.10	$821	0.12%	1.20%	to	1.80%	22.79%	to	22.05%
2020	147	$4.68	to	$4.99	$667	0.04%	1.20%	to	1.80%	31.75%	to	30.96%
2019	153	$3.55	to	$3.81	$526	0.37%	1.20%	to	1.80%	28.27%	to	27.52%
2018	195	$2.77	to	$2.99	$528	0.32%	1.20%	to	1.80%	(6.31%)	to	(6.86%)
Fid VIP Gro & Inc, Serv Cl
2022	335	$3.10	to	$2.91	$989	1.58%	1.15%	to	1.60%	(6.11%)	to	(6.53%)
2021	351	$3.30	to	$3.11	$1,109	2.32%	1.15%	to	1.60%	24.33%	to	23.77%
2020	372	$2.65	to	$2.51	$948	1.94%	1.15%	to	1.60%	6.50%	to	6.03%
2019	465	$2.49	to	$2.37	$1,113	3.35%	1.15%	to	1.60%	28.46%	to	27.88%
2018	601	$1.94	to	$1.85	$1,127	0.26%	1.15%	to	1.60%	(10.12%)	to	(10.53%)
Fid VIP Gro & Inc, Serv Cl 2
2022	15	$3.31	to	$3.05	$51	1.18%	1.40%	to	1.80%	(6.49%)	to	(6.86%)
2021	22	$3.54	to	$3.27	$76	2.21%	1.40%	to	1.80%	23.89%	to	23.40%
2020	23	$2.86	to	$2.65	$65	1.89%	1.40%	to	1.80%	6.10%	to	5.68%
2019	26	$2.69	to	$2.51	$69	3.60%	1.40%	to	1.80%	27.88%	to	27.37%
2018	31	$2.11	to	$1.97	$71	0.16%	1.40%	to	1.80%	(10.46%)	to	(10.82%)
Fid VIP Gro, Serv Cl
2022	8	$3.39	to	$3.31	$27	0.51%	1.15%	to	1.25%	(25.39%)	to	(25.46%)
2021	8	$4.54	to	$4.44	$35	—	1.15%	to	1.25%	21.68%	to	21.55%
2020	8	$3.73	to	$3.65	$31	0.06%	1.15%	to	1.25%	42.11%	to	41.97%
2019	8	$2.62	to	$2.57	$22	0.16%	1.15%	to	1.25%	32.65%	to	32.52%
2018	8	$1.98	to	$1.94	$16	0.13%	1.15%	to	1.25%	(1.42%)	to	(1.52%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	121

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Gro, Serv Cl 2
2022	358	$4.41	to	$3.65	$1,576	0.37%	1.00%	to	2.20%	(25.39%)	to	(26.28%)
2021	403	$5.92	to	$4.95	$2,421	—	1.00%	to	2.20%	21.68%	to	20.23%
2020	432	$4.86	to	$4.11	$2,132	0.04%	1.00%	to	2.20%	42.12%	to	40.43%
2019	478	$3.42	to	$2.93	$1,656	0.05%	1.00%	to	2.20%	32.64%	to	31.06%
2018	495	$2.58	to	$2.24	$1,291	0.04%	1.00%	to	2.20%	(1.43%)	to	(2.61%)
Fid VIP Hi Inc, Serv Cl
2022	337	$1.90	to	$1.75	$600	5.07%	1.00%	to	1.35%	(12.43%)	to	(12.74%)
2021	343	$2.17	to	$2.01	$699	5.00%	1.00%	to	1.35%	3.46%	to	3.10%
2020	405	$2.09	to	$1.95	$801	4.92%	1.00%	to	1.35%	1.63%	to	1.27%
2019	417	$2.06	to	$1.92	$814	5.13%	1.00%	to	1.35%	13.78%	to	13.38%
2018	426	$1.81	to	$1.70	$733	5.01%	1.00%	to	1.35%	(4.56%)	to	(4.90%)
Fid VIP Hi Inc, Serv Cl 2
2022	124	$2.23	to	$2.06	$265	5.24%	1.20%	to	1.80%	(12.73%)	to	(13.24%)
2021	123	$2.55	to	$2.37	$300	5.27%	1.20%	to	1.80%	3.04%	to	2.43%
2020	124	$2.48	to	$2.31	$295	4.89%	1.20%	to	1.80%	1.20%	to	0.60%
2019	134	$2.45	to	$2.30	$316	5.14%	1.20%	to	1.80%	13.40%	to	12.73%
2018	137	$2.16	to	$2.04	$285	5.37%	1.20%	to	1.80%	(4.78%)	to	(5.35%)
Fid VIP Invest Gr, Serv Cl 2
2022	4,749	$1.21	to	$1.02	$6,128	1.97%	1.00%	to	2.25%	(14.07%)	to	(15.14%)
2021	5,666	$1.40	to	$1.21	$8,569	1.78%	1.00%	to	2.25%	(1.88%)	to	(3.10%)
2020	5,763	$1.43	to	$1.24	$8,930	2.05%	1.00%	to	2.25%	8.09%	to	6.75%
2019	6,479	$1.32	to	$1.17	$9,351	2.44%	1.00%	to	2.25%	8.32%	to	6.98%
2018	7,635	$1.22	to	$1.09	$10,243	2.14%	1.00%	to	2.25%	(1.77%)	to	(3.00%)
Fid VIP Mid Cap, Serv Cl
2022	700	$6.41	to	$5.31	$4,668	0.40%	1.00%	to	1.60%	(15.70%)	to	(16.20%)
2021	747	$7.60	to	$6.34	$5,922	0.48%	1.00%	to	1.60%	24.26%	to	23.51%
2020	919	$6.12	to	$5.13	$5,803	0.56%	1.00%	to	1.60%	16.86%	to	16.16%
2019	1,005	$5.23	to	$4.42	$5,429	0.76%	1.00%	to	1.60%	22.12%	to	21.39%
2018	1,188	$4.28	to	$3.64	$5,297	0.53%	1.00%	to	1.60%	(15.49%)	to	(16.00%)
Fid VIP Mid Cap, Serv Cl 2
2022	2,326	$5.12	to	$2.51	$11,389	0.26%	1.00%	to	2.25%	(15.81%)	to	(16.86%)
2021	2,578	$6.08	to	$3.02	$15,060	0.34%	1.00%	to	2.25%	24.06%	to	22.52%
2020	3,090	$4.90	to	$2.46	$14,489	0.39%	1.00%	to	2.25%	16.69%	to	15.24%
2019	3,503	$4.20	to	$2.14	$14,116	0.66%	1.00%	to	2.25%	21.95%	to	20.43%
2018	3,989	$3.44	to	$1.78	$13,173	0.39%	1.00%	to	2.25%	(15.63%)	to	(16.68%)
Fid VIP Overseas, Serv Cl
2022	28	$1.68	to	$1.30	$42	0.91%	1.40%	to	1.60%	(25.63%)	to	(25.78%)
2021	34	$2.26	to	$1.75	$67	0.29%	1.40%	to	1.60%	17.91%	to	17.68%
2020	64	$1.91	to	$1.49	$104	0.23%	1.40%	to	1.60%	13.89%	to	13.66%
2019	87	$1.68	to	$1.31	$175	1.59%	1.40%	to	1.60%	25.90%	to	25.65%
2018	105	$1.33	to	$1.04	$160	1.03%	1.40%	to	1.60%	(16.08%)	to	(16.24%)
Fid VIP Overseas, Serv Cl 2
2022	1,555	$2.22	to	$1.45	$3,165	0.83%	1.00%	to	2.25%	(25.43%)	to	(26.36%)
2021	1,666	$2.97	to	$1.97	$4,578	0.31%	1.00%	to	2.25%	18.20%	to	16.74%
2020	1,906	$2.52	to	$1.69	$4,454	0.21%	1.00%	to	2.25%	14.19%	to	12.77%
2019	2,170	$2.20	to	$1.49	$4,476	1.42%	1.00%	to	2.25%	26.23%	to	24.66%
2018	2,688	$1.74	to	$1.20	$4,435	1.30%	1.00%	to	2.25%	(15.91%)	to	(16.96%)
Frank Global Real Est, Cl 2
2022	602	$1.97	to	$1.30	$1,522	2.32%	1.00%	to	2.20%	(26.79%)	to	(27.67%)
2021	671	$2.69	to	$1.79	$2,271	0.91%	1.00%	to	2.20%	25.53%	to	24.04%
2020	739	$2.14	to	$1.45	$2,002	3.29%	1.00%	to	2.20%	(6.33%)	to	(7.44%)
2019	739	$2.29	to	$1.56	$2,118	2.67%	1.00%	to	2.20%	21.16%	to	19.71%
2018	846	$1.89	to	$1.30	$1,996	2.65%	1.00%	to	2.20%	(7.71%)	to	(8.82%)

122	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Inc, Cl 2
2022	1,368	$2.03	to	$1.72	$3,938	4.86%	1.00%	to	2.25%	(6.42%)	to	(7.57%)
2021	1,516	$2.17	to	$1.86	$4,652	4.66%	1.00%	to	2.25%	15.59%	to	14.15%
2020	1,707	$1.88	to	$1.63	$4,513	5.95%	1.00%	to	2.25%	(0.30%)	to	(1.54%)
2019	2,084	$1.88	to	$1.66	$5,389	5.35%	1.00%	to	2.25%	14.90%	to	13.48%
2018	2,539	$1.64	to	$1.46	$5,675	4.94%	1.00%	to	2.25%	(5.26%)	to	(6.45%)
Frank Mutual Shares, Cl 2
2022	6,023	$3.02	to	$1.89	$17,184	1.85%	1.00%	to	2.20%	(8.35%)	to	(9.44%)
2021	6,696	$3.30	to	$2.09	$20,910	2.84%	1.00%	to	2.20%	17.98%	to	16.57%
2020	7,637	$2.80	to	$1.79	$20,216	2.82%	1.00%	to	2.20%	(5.99%)	to	(7.11%)
2019	8,100	$2.97	to	$1.93	$22,842	1.81%	1.00%	to	2.20%	21.35%	to	19.90%
2018	9,189	$2.45	to	$1.61	$21,410	2.33%	1.00%	to	2.20%	(9.98%)	to	(11.05%)
Frank Rising Divd, Cl 2
2022	85	$3.32	to	$3.24	$323	0.80%	1.05%	to	2.20%	(11.51%)	to	(12.52%)
2021	86	$3.75	to	$3.70	$374	0.74%	1.05%	to	2.20%	25.47%	to	24.03%
2020	181	$2.99	to	$2.99	$608	1.20%	1.05%	to	2.20%	14.76%	to	13.45%
2019	193	$2.60	to	$2.63	$544	1.25%	1.05%	to	2.20%	27.88%	to	26.42%
2018	217	$2.04	to	$2.08	$477	1.26%	1.05%	to	2.20%	(6.07%)	to	(7.16%)
Frank Sm Cap Val, Cl 2
2022	652	$4.01	to	$4.46	$2,925	1.00%	1.00%	to	1.85%	(10.96%)	to	(11.71%)
2021	779	$4.50	to	$5.05	$3,920	1.02%	1.00%	to	1.85%	24.12%	to	23.07%
2020	904	$3.63	to	$4.10	$3,640	1.53%	1.00%	to	1.85%	4.14%	to	3.25%
2019	1,019	$3.48	to	$3.97	$3,867	1.04%	1.00%	to	1.85%	25.09%	to	24.04%
2018	1,068	$2.79	to	$3.20	$3,247	0.91%	1.00%	to	1.85%	(13.75%)	to	(14.48%)
Frank Sm Mid Cap Gro, Cl 2
2022	2,121	$2.42	to	$2.62	$4,815	—	1.00%	to	2.20%	(34.35%)	to	(35.13%)
2021	2,208	$3.68	to	$4.03	$7,599	—	1.00%	to	2.20%	8.92%	to	7.62%
2020	2,353	$3.38	to	$3.75	$7,463	—	1.00%	to	2.20%	53.55%	to	51.72%
2019	2,928	$2.20	to	$2.47	$6,067	—	1.00%	to	2.20%	30.13%	to	28.57%
2018	3,258	$1.69	to	$1.92	$5,169	—	1.00%	to	2.20%	(6.32%)	to	(7.44%)
GS VIT Intl Eq Insights, Inst
2022	13	$1.35	to	$1.01	$15	2.70%	1.40%	to	1.60%	(14.76%)	to	(14.93%)
2021	19	$1.59	to	$1.19	$25	2.86%	1.40%	to	1.60%	10.61%	to	10.39%
2020	19	$1.43	to	$1.08	$23	1.09%	1.40%	to	1.60%	5.33%	to	5.11%
2019	40	$1.36	to	$1.02	$43	2.54%	1.40%	to	1.60%	16.81%	to	16.57%
2018	43	$1.17	to	$0.88	$40	1.79%	1.40%	to	1.60%	(17.45%)	to	(17.62%)
GS VIT Mid Cap Val, Inst
2022	1,864	$3.34	to	$2.83	$9,385	0.65%	1.00%	to	2.25%	(10.88%)	to	(11.99%)
2021	2,280	$3.75	to	$3.22	$12,784	0.45%	1.00%	to	2.25%	29.65%	to	28.04%
2020	2,801	$2.89	to	$2.51	$12,025	0.63%	1.00%	to	2.25%	7.33%	to	5.99%
2019	3,019	$2.69	to	$2.37	$12,086	0.75%	1.00%	to	2.25%	30.22%	to	28.60%
2018	3,740	$2.07	to	$1.84	$11,425	1.25%	1.00%	to	2.25%	(11.35%)	to	(12.46%)
GS VIT Strategic Gro, Inst
2022	43	$2.97	to	$2.56	$117	—	1.40%	to	1.60%	(33.45%)	to	(33.59%)
2021	47	$4.46	to	$3.86	$192	—	1.40%	to	1.60%	20.23%	to	19.99%
2020	52	$3.71	to	$3.21	$175	0.09%	1.40%	to	1.60%	38.55%	to	38.28%
2019	58	$2.68	to	$2.32	$143	0.30%	1.40%	to	1.60%	33.64%	to	33.38%
2018	67	$2.00	to	$1.74	$126	0.43%	1.40%	to	1.60%	(2.42%)	to	(2.62%)
GS VIT U.S. Eq Insights, Inst
2022	531	$3.79	to	$3.21	$1,438	0.80%	1.00%	to	2.25%	(20.53%)	to	(21.52%)
2021	596	$4.77	to	$4.10	$2,042	0.80%	1.00%	to	2.25%	28.12%	to	26.53%
2020	650	$3.72	to	$3.24	$1,743	0.85%	1.00%	to	2.25%	16.37%	to	14.93%
2019	712	$3.20	to	$2.82	$1,646	1.21%	1.00%	to	2.25%	23.96%	to	22.43%
2018	887	$2.58	to	$2.30	$1,663	1.13%	1.00%	to	2.25%	(7.13%)	to	(8.30%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	123

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2022	811	$2.63	to	$2.42	$2,086	—	1.00%	to	1.80%	(31.80%)		to	(32.34%)
2021	901	$3.86	to	$3.57	$3,408	—	1.00%	to	1.80%	10.81%		to	9.93%
2020	1,027	$3.49	to	$3.25	$3,515	0.07%	1.00%	to	1.80%	40.94%		to	39.82%
2019	1,218	$2.47	to	$2.33	$2,961	—	1.00%	to	1.80%	35.39%		to	34.32%
2018	1,584	$1.83	to	$1.73	$2,851	—	1.00%	to	1.80%	(4.59%)		to	(5.36%)
Invesco VI Am Fran, Ser II
2022	226	$2.56	to	$2.24	$547	—	1.00%	to	2.25%	(31.98%)		to	(32.82%)
2021	234	$3.77	to	$3.34	$837	—	1.00%	to	2.25%	10.54%		to	9.16%
2020	273	$3.41	to	$3.06	$888	—	1.00%	to	2.25%	40.58%		to	38.84%
2019	292	$2.43	to	$2.20	$681	—	1.00%	to	2.25%	35.07%		to	33.39%
2018	333	$1.80	to	$1.65	$578	—	1.00%	to	2.25%	(4.85%)		to	(6.04%)
Invesco VI American Value, Ser II
2022	5,407	$1.02	to	$1.00	$5,500	0.45%	1.00%	to	2.20%	(3.83%)		to	(4.97%)
2021	6,443	$1.07	to	$1.06	$6,843	0.33%	1.00%	to	2.20%	6.55	%(6)	to	5.67	%(6)
Invesco VI Cap Appr, Ser I
2022	179	$4.04	to	$4.04	$722	—	1.40%	to	1.40%	(31.74%)		to	(31.74%)
2021	187	$5.92	to	$5.92	$1,108	—	1.40%	to	1.40%	20.87%		to	20.87%
2020	201	$4.90	to	$4.90	$984	—	1.40%	to	1.40%	34.69%		to	34.69%
2019	229	$3.64	to	$3.64	$835	0.06%	1.40%	to	1.40%	34.30%		to	34.30%
2018	254	$2.71	to	$2.71	$688	0.32%	1.40%	to	1.40%	(7.05%)		to	(7.05%)
Invesco VI Cap Appr, Ser II
2022	2,609	$3.08	to	$2.67	$7,810	—	1.00%	to	2.25%	(31.65%)		to	(32.50%)
2021	2,685	$4.51	to	$3.96	$11,836	—	1.00%	to	2.25%	21.06%		to	19.56%
2020	3,101	$3.72	to	$3.31	$11,360	—	1.00%	to	2.25%	34.88%		to	33.21%
2019	4,295	$2.76	to	$2.49	$11,659	—	1.00%	to	2.25%	34.49%		to	32.82%
2018	5,309	$2.05	to	$1.87	$10,804	—	1.00%	to	2.25%	(6.90%)		to	(8.06%)
Invesco VI Comstock, Ser II
2022	6,422	$4.49	to	$2.84	$22,763	1.29%	1.00%	to	2.25%	(0.16%)		to	(1.39%)
2021	8,646	$4.49	to	$2.88	$30,832	1.56%	1.00%	to	2.25%	31.72%		to	30.08%
2020	11,141	$3.41	to	$2.22	$30,264	2.27%	1.00%	to	2.25%	(2.07%)		to	(3.29%)
2019	10,981	$3.48	to	$2.29	$30,712	1.67%	1.00%	to	2.25%	23.70%		to	22.16%
2018	12,824	$2.82	to	$1.88	$29,207	1.39%	1.00%	to	2.25%	(13.24%)		to	(14.32%)
Invesco VI Core Eq, Ser I
2022	1,773	$2.48	to	$2.17	$4,626	0.91%	1.00%	to	1.80%	(21.34%)		to	(21.96%)
2021	1,945	$3.15	to	$2.78	$6,450	0.64%	1.00%	to	1.80%	26.47%		to	25.46%
2020	2,477	$2.49	to	$2.21	$6,417	1.34%	1.00%	to	1.80%	12.72%		to	11.82%
2019	2,728	$2.21	to	$1.98	$6,289	0.94%	1.00%	to	1.80%	27.68%		to	26.66%
2018	3,245	$1.73	to	$1.56	$5,893	0.88%	1.00%	to	1.80%	(10.30%)		to	(11.02%)
Invesco VI Core Eq, Ser II
2022	15	$2.38	to	$2.06	$37	0.60%	1.00%	to	1.85%	(21.54%)		to	(22.20%)
2021	17	$3.03	to	$2.65	$53	0.45%	1.00%	to	1.85%	26.11%		to	25.05%
2020	19	$2.40	to	$2.12	$45	0.30%	1.00%	to	1.85%	12.44%		to	11.48%
2019	303	$2.14	to	$1.90	$608	0.17%	1.00%	to	1.85%	27.39%		to	26.31%
2018	323	$1.68	to	$1.51	$510	—	1.00%	to	1.85%	(10.51%)		to	(11.28%)
Invesco VI Dis Mid Cap Gro, Ser I
2022	110	$1.20	to	$1.19	$132	—	1.40%	to	1.60%	(31.94%)		to	(32.08%)
2021	111	$1.76	to	$1.76	$196	—	1.40%	to	1.60%	17.44%		to	17.21%
2020	138	$1.50	to	$1.50	$208	0.06%	1.40%	to	1.60%	50.15	%(5)	to	49.95	%(5)
Invesco VI Dis Mid Cap Gro, Ser II
2022	416	$1.20	to	$1.16	$499	—	1.00%	to	2.25%	(31.82%)		to	(32.66%)
2021	418	$1.77	to	$1.73	$739	—	1.00%	to	2.25%	17.61%		to	16.15%
2020	499	$1.50	to	$1.49	$752	—	1.00%	to	2.25%	50.19	%(5)	to	48.91	%(5)

124	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI EQV Intl Eq, Ser I
2022	194	$2.56	to	$2.56	$495	1.70%	1.40%	to	1.40%	(19.44%)	to	(19.44%)
2021	204	$3.17	to	$3.17	$646	1.24%	1.40%	to	1.40%	4.42%	to	4.42%
2020	221	$3.04	to	$3.04	$672	2.37%	1.40%	to	1.40%	12.41%	to	12.41%
2019	245	$2.70	to	$2.70	$664	1.57%	1.40%	to	1.40%	26.79%	to	26.79%
2018	265	$2.13	to	$2.13	$566	2.03%	1.40%	to	1.40%	(16.16%)	to	(16.16%)
Invesco VI EQV Intl Eq, Ser II
2022	459	$1.63	to	$1.39	$544	1.41%	1.00%	to	2.25%	(19.31%)	to	(20.32%)
2021	523	$2.02	to	$1.74	$774	1.04%	1.00%	to	2.25%	4.56%	to	3.26%
2020	582	$1.94	to	$1.69	$829	2.09%	1.00%	to	2.25%	12.61%	to	11.21%
2019	660	$1.72	to	$1.52	$839	1.24%	1.00%	to	2.25%	26.96%	to	25.38%
2018	809	$1.35	to	$1.21	$814	1.76%	1.00%	to	2.25%	(16.05%)	to	(17.10%)
Invesco VI Global, Ser I
2022	0	$4.20	to	$4.20	$1	—	1.40%	to	1.40%	(32.71%)	to	(32.71%)
2021	0	$6.24	to	$6.24	$1	—	1.40%	to	1.40%	13.89%	to	13.89%
2020	0	$5.48	to	$5.48	$1	0.70%	1.40%	to	1.40%	25.86%	to	25.86%
2019	0	$4.35	to	$4.35	$1	0.89%	1.40%	to	1.40%	29.95%	to	29.95%
2018	0	$3.35	to	$3.35	$1	1.00%	1.40%	to	1.40%	(14.39%)	to	(14.39%)
Invesco VI Global, Ser II
2022	488	$3.35	to	$2.03	$1,562	—	1.00%	to	2.25%	(32.61%)	to	(33.45%)
2021	521	$4.98	to	$3.05	$2,503	—	1.00%	to	2.25%	14.03%	to	12.61%
2020	633	$4.36	to	$2.71	$2,655	0.45%	1.00%	to	2.25%	26.07%	to	24.50%
2019	697	$3.46	to	$2.17	$2,326	0.64%	1.00%	to	2.25%	30.15%	to	28.53%
2018	858	$2.66	to	$1.69	$2,190	0.76%	1.00%	to	2.25%	(14.26%)	to	(15.33%)
Invesco VI Gbl Strat Inc, Ser I
2022	30	$1.93	to	$1.93	$58	—	1.40%	to	1.40%	(12.69%)	to	(12.69%)
2021	32	$2.21	to	$2.21	$70	4.59%	1.40%	to	1.40%	(4.75%)	to	(4.75%)
2020	36	$2.32	to	$2.32	$84	5.84%	1.40%	to	1.40%	1.96%	to	1.96%
2019	38	$2.27	to	$2.27	$85	3.63%	1.40%	to	1.40%	9.27%	to	9.27%
2018	50	$2.08	to	$2.08	$104	4.99%	1.40%	to	1.40%	(5.73%)	to	(5.73%)
Invesco VI Gbl Strat Inc, Ser II
2022	7,936	$1.78	to	$1.01	$11,841	—	1.00%	to	2.25%	(12.59%)	to	(13.68%)
2021	9,231	$2.04	to	$1.17	$15,803	4.31%	1.00%	to	2.25%	(4.52%)	to	(5.72%)
2020	9,399	$2.14	to	$1.24	$16,947	5.39%	1.00%	to	2.25%	1.97%	to	0.71%
2019	10,020	$2.10	to	$1.24	$17,825	3.44%	1.00%	to	2.25%	9.51%	to	8.14%
2018	11,762	$1.91	to	$1.14	$19,198	4.51%	1.00%	to	2.25%	(5.49%)	to	(6.68%)
Invesco VI Gro & Inc, Ser II
2022	104	$4.05	to	$3.64	$384	1.25%	1.00%	to	1.85%	(6.94%)	to	(7.72%)
2021	119	$4.36	to	$3.95	$469	1.27%	1.00%	to	1.85%	26.91%	to	25.84%
2020	153	$3.43	to	$3.14	$481	1.87%	1.00%	to	1.85%	0.83%	to	(0.02%)
2019	179	$3.40	to	$3.14	$564	1.51%	1.00%	to	1.85%	23.61%	to	22.56%
2018	229	$2.75	to	$2.56	$584	1.70%	1.00%	to	1.85%	(14.46%)	to	(15.18%)
Invesco VI Hlth, Ser II
2022	16	$3.11	to	$2.64	$44	—	1.00%	to	2.25%	(14.40%)	to	(15.46%)
2021	16	$3.64	to	$3.13	$53	0.00%	1.00%	to	2.25%	10.93%	to	9.55%
2020	17	$3.28	to	$2.85	$49	0.08%	1.00%	to	2.25%	13.07%	to	11.66%
2019	24	$2.90	to	$2.56	$62	—	1.00%	to	2.25%	30.87%	to	29.24%
2018	38	$2.22	to	$1.98	$72	—	1.00%	to	2.25%	(0.39%)	to	(1.64%)
Invesco VI Main St, Ser I
2022	8	$2.80	to	$2.80	$22	1.07%	1.40%	to	1.40%	(21.24%)	to	(21.24%)
2021	19	$3.55	to	$3.55	$66	0.71%	1.40%	to	1.40%	25.80%	to	25.80%
2020	19	$2.83	to	$2.83	$53	1.52%	1.40%	to	1.40%	12.36%	to	12.36%
2019	20	$2.51	to	$2.51	$49	1.06%	1.40%	to	1.40%	30.25%	to	30.25%
2018	19	$1.93	to	$1.93	$37	1.15%	1.40%	to	1.40%	(9.17%)	to	(9.17%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	125

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mn St Mid Cap, Ser II
2022	262	$2.21	to	$2.15	$622	0.07%	1.05%	to	2.20%	(15.34%)	to	(16.31%)
2021	327	$2.61	to	$2.57	$923	0.25%	1.05%	to	2.20%	21.58%	to	20.19%
2020	388	$2.15	to	$2.14	$907	0.49%	1.05%	to	2.20%	7.80%	to	6.57%
2019	393	$1.99	to	$2.01	$862	0.21%	1.05%	to	2.20%	23.73%	to	22.32%
2018	495	$1.61	to	$1.64	$885	0.11%	1.05%	to	2.20%	(12.53%)	to	(13.53%)
Invesco VI Mn St Sm Cap, Ser II
2022	438	$4.56	to	$3.05	$1,957	0.25%	1.00%	to	2.25%	(16.88%)	to	(17.91%)
2021	486	$5.48	to	$3.72	$2,658	0.17%	1.00%	to	2.25%	21.05%	to	19.54%
2020	581	$4.53	to	$3.11	$2,622	0.37%	1.00%	to	2.25%	18.45%	to	16.98%
2019	629	$3.82	to	$2.66	$2,397	—	1.00%	to	2.25%	24.88%	to	23.32%
2018	740	$3.06	to	$2.15	$2,268	0.06%	1.00%	to	2.25%	(11.43%)	to	(12.54%)
Janus Henderson VIT Bal, Inst
2022	253	$5.20	to	$5.20	$1,313	1.24%	1.40%	to	1.40%	(17.56%)	to	(17.56%)
2021	271	$6.31	to	$6.31	$1,709	0.90%	1.40%	to	1.40%	15.57%	to	15.57%
2020	290	$5.46	to	$5.46	$1,584	1.73%	1.40%	to	1.40%	12.72%	to	12.72%
2019	428	$4.84	to	$4.84	$2,073	1.92%	1.40%	to	1.40%	20.89%	to	20.89%
2018	454	$4.01	to	$4.01	$1,818	2.15%	1.40%	to	1.40%	(0.73%)	to	(0.73%)
Janus Henderson VIT Enter, Serv
2022	306	$2.59	to	$1.80	$653	0.08%	1.15%	to	1.60%	(17.11%)	to	(17.48%)
2021	320	$3.12	to	$2.18	$820	0.24%	1.15%	to	1.60%	15.21%	to	14.69%
2020	332	$2.71	to	$1.90	$742	—	1.15%	to	1.60%	17.82%	to	17.29%
2019	371	$2.30	to	$1.62	$708	0.05%	1.15%	to	1.60%	33.61%	to	33.01%
2018	471	$1.72	to	$1.22	$669	0.11%	1.15%	to	1.60%	(1.81%)	to	(2.25%)
Janus Henderson VIT Gbl Res, Inst
2022	253	$2.92	to	$2.92	$738	1.05%	1.40%	to	1.40%	(20.53%)	to	(20.53%)
2021	261	$3.67	to	$3.67	$961	0.52%	1.40%	to	1.40%	16.45%	to	16.45%
2020	270	$3.15	to	$3.15	$850	0.73%	1.40%	to	1.40%	18.39%	to	18.39%
2019	292	$2.66	to	$2.66	$779	1.00%	1.40%	to	1.40%	27.25%	to	27.25%
2018	307	$2.09	to	$2.09	$643	1.12%	1.40%	to	1.40%	(8.17%)	to	(8.17%)
Janus Hend VIT Gbl Tech Innov, Srv
2022	69	$2.22	to	$1.89	$133	—	1.15%	to	1.60%	(37.84%)	to	(38.12%)
2021	76	$3.58	to	$3.06	$236	0.11%	1.15%	to	1.60%	16.40%	to	15.88%
2020	85	$3.07	to	$2.64	$230	—	1.15%	to	1.60%	49.01%	to	48.34%
2019	115	$2.06	to	$1.78	$213	—	1.15%	to	1.60%	43.16%	to	42.52%
2018	129	$1.44	to	$1.25	$167	—	1.15%	to	1.60%	(0.25%)	to	(0.70%)
Janus Henderson VIT Overseas, Serv
2022	116	$1.55	to	$1.36	$170	1.68%	1.40%	to	1.60%	(10.10%)	to	(10.28%)
2021	129	$1.73	to	$1.51	$209	1.05%	1.40%	to	1.60%	11.71%	to	11.49%
2020	728	$1.55	to	$1.35	$1,000	1.21%	1.40%	to	1.60%	14.41%	to	14.18%
2019	842	$1.35	to	$1.19	$1,017	1.84%	1.40%	to	1.60%	24.95%	to	24.69%
2018	940	$1.08	to	$0.95	$916	1.68%	1.40%	to	1.60%	(16.32%)	to	(16.49%)
Janus Henderson VIT Res, Serv
2022	667	$3.35	to	$2.84	$1,367	—	1.00%	to	2.25%	(30.76%)	to	(31.62%)
2021	687	$4.83	to	$4.15	$2,042	0.02%	1.00%	to	2.25%	18.85%	to	17.38%
2020	774	$4.07	to	$3.54	$1,982	0.22%	1.00%	to	2.25%	31.26%	to	29.63%
2019	978	$3.10	to	$2.73	$1,956	0.30%	1.00%	to	2.25%	33.88%	to	32.21%
2018	1,256	$2.31	to	$2.07	$1,863	0.35%	1.00%	to	2.25%	(3.81%)	to	(5.01%)
JPM Ins Trust U.S. Eq, Cl 1
2022	38	$5.01	to	$4.87	$191	0.52%	1.40%	to	1.60%	(19.82%)	to	(19.98%)
2021	46	$6.25	to	$6.09	$287	0.76%	1.40%	to	1.60%	27.55%	to	27.29%
2020	52	$4.90	to	$4.79	$253	0.80%	1.40%	to	1.60%	23.52%	to	23.27%
2019	73	$3.97	to	$3.88	$290	0.86%	1.40%	to	1.60%	29.92%	to	29.66%
2018	84	$3.05	to	$2.99	$255	0.79%	1.40%	to	1.60%	(7.48%)	to	(7.67%)

126	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Retire Intl Eq, Serv
2022	34	$1.36	to	$1.28	$45	3.70%	1.40%	to	1.60%	(16.19%)	to	(16.36%)
2021	32	$1.62	to	$1.53	$51	0.94%	1.40%	to	1.60%	4.36%	to	4.15%
2020	32	$1.55	to	$1.47	$49	2.36%	1.40%	to	1.60%	6.74%	to	6.52%
2019	37	$1.45	to	$1.38	$52	0.34%	1.40%	to	1.60%	19.32%	to	19.08%
2018	39	$1.22	to	$1.16	$46	1.52%	1.40%	to	1.60%	(15.12%)	to	(15.29%)
LVIP Baron Gro Opp, Serv Cl
2022	9	$6.21	to	$4.99	$50	—	1.40%	to	1.60%	(26.86%)	to	(27.00%)
2021	11	$8.49	to	$6.83	$90	—	1.40%	to	1.60%	17.07%	to	16.84%
2020	19	$7.25	to	$5.85	$129	—	1.40%	to	1.60%	32.22%	to	31.95%
2019	20	$5.48	to	$4.43	$102	—	1.40%	to	1.60%	34.49%	to	34.22%
2018	67	$4.08	to	$3.30	$238	—	1.40%	to	1.60%	(5.28%)	to	(5.47%)
MFS Inv Trust, Init Cl
2022	339	$3.16	to	$4.30	$996	0.67%	1.15%	to	1.80%	(17.44%)	to	(17.98%)
2021	365	$3.83	to	$5.24	$1,306	0.64%	1.15%	to	1.80%	25.37%	to	24.55%
2020	523	$3.05	to	$4.20	$1,494	0.64%	1.15%	to	1.80%	12.57%	to	11.83%
2019	538	$2.71	to	$3.76	$1,370	0.66%	1.15%	to	1.80%	30.07%	to	29.23%
2018	629	$2.08	to	$2.91	$1,231	0.61%	1.15%	to	1.80%	(6.57%)	to	(7.18%)
MFS Inv Trust, Serv Cl
2022	214	$2.85	to	$3.11	$610	0.37%	1.15%	to	1.80%	(17.64%)	to	(18.17%)
2021	201	$3.46	to	$3.80	$696	0.42%	1.15%	to	1.80%	25.06%	to	24.25%
2020	201	$2.77	to	$3.06	$557	0.43%	1.15%	to	1.80%	12.30%	to	11.57%
2019	201	$2.47	to	$2.74	$497	0.50%	1.15%	to	1.80%	29.75%	to	28.90%
2018	228	$1.90	to	$2.13	$444	0.44%	1.15%	to	1.80%	(6.79%)	to	(7.40%)
MFS Mass Inv Gro Stock, Serv Cl
2022	704	$2.14	to	$1.95	$1,503	—	1.00%	to	2.20%	(20.25%)	to	(21.20%)
2021	748	$2.69	to	$2.48	$2,005	0.03%	1.00%	to	2.20%	24.41%	to	22.93%
2020	878	$2.16	to	$2.02	$1,896	0.22%	1.00%	to	2.20%	20.98%	to	19.54%
2019	960	$1.79	to	$1.69	$1,695	0.33%	1.00%	to	2.20%	38.20%	to	36.56%
2018	1,143	$1.29	to	$1.23	$1,463	0.33%	1.00%	to	2.20%	(0.43%)	to	(1.62%)
MFS New Dis, Init Cl
2022	98	$4.62	to	$2.66	$320	—	1.15%	to	1.60%	(30.56%)	to	(30.87%)
2021	105	$6.65	to	$3.84	$500	—	1.15%	to	1.60%	0.64%	to	0.18%
2020	121	$6.61	to	$3.83	$570	—	1.15%	to	1.60%	44.22%	to	43.57%
2019	132	$4.58	to	$2.67	$434	—	1.15%	to	1.60%	40.08%	to	39.45%
2018	183	$3.27	to	$1.92	$450	—	1.15%	to	1.60%	(2.61%)	to	(3.05%)
MFS New Dis, Serv Cl
2022	421	$3.29	to	$3.11	$1,391	—	1.00%	to	2.20%	(30.69%)	to	(31.52%)
2021	424	$4.75	to	$4.54	$2,034	—	1.00%	to	2.20%	0.56%	to	(0.64%)
2020	490	$4.73	to	$4.57	$2,335	—	1.00%	to	2.20%	44.14%	to	42.42%
2019	695	$3.28	to	$3.21	$2,225	—	1.00%	to	2.20%	39.87%	to	38.19%
2018	557	$2.34	to	$2.32	$1,325	—	1.00%	to	2.20%	(2.70%)	to	(3.87%)
MFS Research, Init Cl
2022	94	$3.16	to	$2.63	$292	0.49%	1.40%	to	1.60%	(18.36%)	to	(18.52%)
2021	97	$3.87	to	$3.23	$368	0.56%	1.40%	to	1.60%	23.07%	to	22.82%
2020	386	$3.15	to	$2.63	$1,060	0.71%	1.40%	to	1.60%	14.97%	to	14.74%
2019	441	$2.74	to	$2.29	$1,053	0.78%	1.40%	to	1.60%	31.10%	to	30.84%
2018	498	$2.09	to	$1.75	$910	0.67%	1.40%	to	1.60%	(5.71%)	to	(5.89%)
MFS Total Return, Init Cl
2022	9	$3.05	to	$2.98	$29	1.71%	1.15%	to	1.25%	(10.61%)	to	(10.70%)
2021	10	$3.41	to	$3.34	$34	1.81%	1.15%	to	1.25%	12.81%	to	12.70%
2020	10	$3.02	to	$2.96	$31	2.25%	1.15%	to	1.25%	8.56%	to	8.45%
2019	12	$2.79	to	$2.73	$32	1.43%	1.15%	to	1.25%	19.01%	to	18.89%
2018	26	$2.34	to	$2.30	$61	2.20%	1.15%	to	1.25%	(6.70%)	to	(6.79%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	127

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Total Return, Serv Cl
2022	4,719	$2.91	to	$1.84	$12,249	1.48%	1.00%	to	2.25%	(10.73%)	to	(11.84%)
2021	5,095	$3.26	to	$2.09	$14,880	1.62%	1.00%	to	2.25%	12.70%	to	11.30%
2020	5,541	$2.89	to	$1.88	$14,483	2.09%	1.00%	to	2.25%	8.43%	to	7.09%
2019	5,848	$2.66	to	$1.75	$14,190	2.09%	1.00%	to	2.25%	18.92%	to	17.45%
2018	6,676	$2.24	to	$1.49	$13,650	1.94%	1.00%	to	2.25%	(6.81%)	to	(7.98%)
MFS Utilities, Init Cl
2022	660	$4.98	to	$6.31	$2,612	2.46%	1.15%	to	1.80%	(0.40%)	to	(1.04%)
2021	656	$5.00	to	$6.38	$2,583	1.69%	1.15%	to	1.80%	12.79%	to	12.06%
2020	758	$4.43	to	$5.69	$2,698	2.44%	1.15%	to	1.80%	4.69%	to	4.01%
2019	934	$4.24	to	$5.47	$3,198	3.93%	1.15%	to	1.80%	23.63%	to	22.84%
2018	1,182	$3.43	to	$4.45	$3,317	1.12%	1.15%	to	1.80%	(0.10%)	to	(0.75%)
MFS Utilities, Serv Cl
2022	176	$6.19	to	$2.40	$1,016	2.13%	1.00%	to	2.25%	(0.52%)	to	(1.75%)
2021	186	$6.23	to	$2.44	$1,075	1.46%	1.00%	to	2.25%	12.69%	to	11.29%
2020	216	$5.53	to	$2.20	$1,108	2.26%	1.00%	to	2.25%	4.57%	to	3.27%
2019	251	$5.28	to	$2.13	$1,210	3.65%	1.00%	to	2.25%	23.56%	to	22.02%
2018	296	$4.28	to	$1.74	$1,156	0.84%	1.00%	to	2.25%	(0.20%)	to	(1.45%)
MS VIF Dis, Cl II
2022	16	$2.58	to	$2.19	$36	—	1.00%	to	2.25%	(63.34%)	to	(63.79%)
2021	17	$7.03	to	$6.04	$106	—	1.00%	to	2.25%	(12.08%)	to	(13.17%)
2020	22	$7.99	to	$6.96	$156	—	1.00%	to	2.25%	149.54%	to	146.45%
2019	22	$3.20	to	$2.82	$63	—	1.00%	to	2.25%	38.58%	to	36.85%
2018	51	$2.31	to	$2.06	$103	—	1.00%	to	2.25%	9.42%	to	8.05%
MS VIF Global Real Est, Cl II
2022	166	$1.42	to	$1.20	$135	4.35%	1.00%	to	2.25%	(26.93%)	to	(27.84%)
2021	175	$1.94	to	$1.67	$196	2.21%	1.00%	to	2.25%	22.61%	to	21.08%
2020	233	$1.58	to	$1.38	$215	4.55%	1.00%	to	2.25%	(15.70%)	to	(16.75%)
2019	203	$1.88	to	$1.66	$224	2.56%	1.00%	to	2.25%	16.87%	to	15.43%
2018	222	$1.61	to	$1.43	$211	3.43%	1.00%	to	2.25%	(9.12%)	to	(10.26%)
MS VIF US Real Est, Cl I
2022	51	$3.49	to	$3.21	$158	0.89%	1.00%	to	1.85%	(27.77%)	to	(28.38%)
2021	96	$4.83	to	$4.48	$422	2.06%	1.00%	to	1.85%	38.41%	to	37.24%
2020	101	$3.49	to	$3.27	$324	2.87%	1.00%	to	1.85%	(17.68%)	to	(18.39%)
2019	119	$4.24	to	$4.00	$466	1.87%	1.00%	to	1.85%	17.76%	to	16.76%
2018	125	$3.60	to	$3.43	$416	2.70%	1.00%	to	1.85%	(8.64%)	to	(9.42%)
MS VIF US Real Est, Cl II
2022	188	$1.47	to	$2.09	$427	0.91%	1.05%	to	2.20%	(27.98%)	to	(28.80%)
2021	212	$2.04	to	$2.93	$674	1.87%	1.05%	to	2.20%	37.98%	to	36.40%
2020	311	$1.48	to	$2.15	$721	2.59%	1.05%	to	2.20%	(17.97%)	to	(18.90%)
2019	275	$1.80	to	$2.65	$783	1.59%	1.05%	to	2.20%	17.44%	to	16.09%
2018	371	$1.53	to	$2.28	$858	2.47%	1.05%	to	2.20%	(8.94%)	to	(9.98%)
PIMCO VIT All Asset, Advisor Cl
2022	412	$1.57	to	$1.34	$609	7.47%	1.00%	to	2.25%	(12.75%)	to	(13.81%)
2021	498	$1.80	to	$1.55	$850	10.84%	1.00%	to	2.25%	14.89%	to	13.46%
2020	587	$1.57	to	$1.37	$878	4.81%	1.00%	to	2.25%	6.82%	to	5.52%
2019	692	$1.47	to	$1.30	$973	2.80%	1.00%	to	2.25%	10.63%	to	9.27%
2018	820	$1.33	to	$1.19	$1,049	2.98%	1.00%	to	2.25%	(6.40%)	to	(7.56%)
Put VT Div Inc, Cl IA
2022	176	$2.44	to	$2.44	$436	7.03%	1.40%	to	1.40%	(3.42%)	to	(3.42%)
2021	183	$2.53	to	$2.53	$471	0.94%	1.40%	to	1.40%	(8.02%)	to	(8.02%)
2020	193	$2.75	to	$2.75	$533	7.88%	1.40%	to	1.40%	(2.14%)	to	(2.14%)
2019	206	$2.81	to	$2.81	$583	3.67%	1.40%	to	1.40%	10.01%	to	10.01%
2018	233	$2.55	to	$2.55	$598	4.44%	1.40%	to	1.40%	(2.12%)	to	(2.12%)

128	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Div Inc, Cl IB
2022	83	$1.85	to	$1.85	$154	6.86%	1.40%	to	1.40%	(3.70%)	to	(3.70%)
2021	91	$1.92	to	$1.92	$174	0.65%	1.40%	to	1.40%	(8.24%)	to	(8.24%)
2020	96	$2.09	to	$2.09	$200	8.19%	1.40%	to	1.40%	(2.28%)	to	(2.28%)
2019	125	$2.14	to	$2.14	$268	3.44%	1.40%	to	1.40%	9.69%	to	9.69%
2018	145	$1.95	to	$1.95	$282	4.11%	1.40%	to	1.40%	(2.36%)	to	(2.36%)
Put VT Emerg Mkts Eq, Cl IB
2022	181	$1.12	to	$1.25	$194	—	1.00%	to	1.40%	(28.19%)	to	(28.48%)
2021	191	$1.56	to	$1.75	$286	0.48%	1.00%	to	1.40%	(5.14%)	to	(5.52%)
2020	191	$1.65	to	$1.86	$303	0.04%	1.00%	to	1.40%	26.66%	to	26.16%
2019	211	$1.30	to	$1.47	$266	—	1.00%	to	1.40%	23.68%	to	23.19%
2018	220	$1.05	to	$1.19	$225	—	1.00%	to	1.40%	(19.46%)	to	(19.78%)
Put VT Focused Intl Eq, Cl IA
2022	155	$2.24	to	$2.24	$346	2.09%	1.40%	to	1.40%	(19.13%)	to	(19.13%)
2021	161	$2.77	to	$2.77	$445	0.96%	1.40%	to	1.40%	11.28%	to	11.28%
2020	162	$2.49	to	$2.49	$404	0.40%	1.40%	to	1.40%	8.78%	to	8.78%
2019	169	$2.29	to	$2.29	$386	0.01%	1.40%	to	1.40%	25.16%	to	25.16%
2018	183	$1.83	to	$1.83	$334	0.56%	1.40%	to	1.40%	(13.44%)	to	(13.44%)
Put VT Global Hlth Care, Cl IB
2022	172	$5.18	to	$3.53	$767	0.41%	1.00%	to	2.20%	(5.62%)	to	(6.74%)
2021	227	$5.49	to	$3.78	$1,064	1.11%	1.00%	to	2.20%	18.22%	to	16.80%
2020	244	$4.64	to	$3.24	$970	0.50%	1.00%	to	2.20%	15.12%	to	13.75%
2019	260	$4.03	to	$2.85	$901	—	1.00%	to	2.20%	29.00%	to	27.45%
2018	297	$3.12	to	$2.23	$800	1.01%	1.00%	to	2.20%	(1.58%)	to	(2.77%)
Put VT Gro Opp, Cl IA
2022	186	$2.03	to	$2.03	$380	—	1.40%	to	1.40%	(31.33%)	to	(31.33%)
2021	194	$2.96	to	$2.96	$577	—	1.40%	to	1.40%	21.29%	to	21.29%
2020	194	$2.44	to	$2.44	$474	0.25%	1.40%	to	1.40%	37.16%	to	37.16%
2019	213	$1.78	to	$1.78	$380	0.36%	1.40%	to	1.40%	35.21%	to	35.21%
2018	228	$1.32	to	$1.32	$301	0.05%	1.40%	to	1.40%	1.17%	to	1.17%
Put VT Gro Opp, Cl IB
2022	384	$2.00	to	$2.00	$770	—	1.40%	to	1.40%	(31.47%)	to	(31.47%)
2021	402	$2.92	to	$2.92	$1,177	—	1.40%	to	1.40%	20.95%	to	20.95%
2020	408	$2.42	to	$2.42	$987	0.04%	1.40%	to	1.40%	36.78%	to	36.78%
2019	465	$1.77	to	$1.77	$822	0.13%	1.40%	to	1.40%	34.84%	to	34.84%
2018	497	$1.31	to	$1.31	$651	—	1.40%	to	1.40%	0.95%	to	0.95%
Put VT Hi Yield, Cl IA
2022	105	$3.36	to	$3.36	$351	5.40%	1.40%	to	1.40%	(12.60%)	to	(12.60%)
2021	108	$3.84	to	$3.84	$413	4.96%	1.40%	to	1.40%	3.74%	to	3.74%
2020	114	$3.70	to	$3.70	$420	6.14%	1.40%	to	1.40%	4.04%	to	4.04%
2019	125	$3.56	to	$3.56	$445	6.14%	1.40%	to	1.40%	12.96%	to	12.96%
2018	135	$3.15	to	$3.15	$426	5.96%	1.40%	to	1.40%	(4.93%)	to	(4.93%)
Put VT Hi Yield, Cl IB
2022	35	$2.42	to	$2.42	$85	5.31%	1.40%	to	1.40%	(12.83%)	to	(12.83%)
2021	39	$2.77	to	$2.77	$108	4.69%	1.40%	to	1.40%	3.52%	to	3.52%
2020	41	$2.68	to	$2.68	$110	5.73%	1.40%	to	1.40%	3.74%	to	3.74%
2019	44	$2.58	to	$2.58	$113	5.97%	1.40%	to	1.40%	12.81%	to	12.81%
2018	49	$2.29	to	$2.29	$111	6.12%	1.40%	to	1.40%	(5.41%)	to	(5.41%)
Put VT Inc, Cl IB
2022	15	$1.87	to	$1.37	$26	5.72%	1.15%	to	1.80%	(14.80%)	to	(15.35%)
2021	16	$2.19	to	$1.62	$32	1.29%	1.15%	to	1.80%	(5.68%)	to	(6.29%)
2020	15	$2.33	to	$1.72	$31	4.83%	1.15%	to	1.80%	4.52%	to	3.84%
2019	17	$2.22	to	$1.66	$35	3.19%	1.15%	to	1.80%	10.61%	to	9.90%
2018	18	$2.01	to	$1.51	$34	3.36%	1.15%	to	1.80%	(0.95%)	to	(1.59%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	129

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Intl Eq, Cl IB
2022	2,269	$1.83	to	$1.44	$3,168	1.55%	1.00%	to	2.20%	(15.62%)	to	(16.62%)
2021	2,435	$2.17	to	$1.73	$4,049	1.18%	1.00%	to	2.20%	7.74%	to	6.45%
2020	2,700	$2.01	to	$1.62	$4,175	1.64%	1.00%	to	2.20%	10.98%	to	9.65%
2019	2,894	$1.81	to	$1.48	$4,063	1.40%	1.00%	to	2.20%	23.91%	to	22.44%
2018	3,216	$1.46	to	$1.21	$3,604	1.42%	1.00%	to	2.20%	(19.92%)	to	(20.89%)
Put VT Intl Val, Cl IB
2022	—	$1.62	to	$1.62	$0	2.03%	1.40%	to	1.40%	(8.10%)	to	(8.10%)
2021	—	$1.76	to	$1.76	$0	1.99%	1.40%	to	1.40%	13.34%	to	13.34%
2020	—	$1.55	to	$1.55	$0	2.46%	1.40%	to	1.40%	2.50%	to	2.50%
2019	—	$1.51	to	$1.51	$0	2.64%	1.40%	to	1.40%	18.55%	to	18.55%
2018	—	$1.28	to	$1.28	$0	2.01%	1.40%	to	1.40%	(18.77%)	to	(18.77%)
Put VT Lg Cap Val, Cl IA
2022	1,461	$1.65	to	$1.65	$2,416	1.68%	1.40%	to	1.40%	(4.21%)	to	(4.21%)
2021	1,579	$1.72	to	$1.72	$2,726	1.38%	1.40%	to	1.40%	25.85%	to	25.85%
2020	1,653	$1.37	to	$1.37	$2,269	2.01%	1.40%	to	1.40%	4.58%	to	4.58%
2019	1,827	$1.31	to	$1.31	$2,397	2.27%	1.40%	to	1.40%	28.92%	to	28.92%
2018	1,975	$1.02	to	$1.02	$2,011	0.90%	1.40%	to	1.40%	(9.56%)	to	(9.56%)
Put VT Lg Cap Val, Cl IB
2022	1,584	$1.67	to	$1.59	$2,602	1.48%	1.00%	to	1.85%	(4.09%)	to	(4.91%)
2021	1,596	$1.74	to	$1.67	$2,747	1.20%	1.00%	to	1.85%	26.04%	to	24.97%
2020	1,733	$1.38	to	$1.34	$2,366	1.75%	1.00%	to	1.85%	4.75%	to	3.88%
2019	1,861	$1.32	to	$1.29	$2,437	2.07%	1.00%	to	1.85%	29.11%	to	28.01%
2018	2,099	$1.02	to	$1.01	$2,137	0.71%	1.00%	to	1.85%	(9.40%)	to	(10.18%)
Put VT Research, Cl IB
2022	12	$3.70	to	$3.97	$45	0.57%	1.00%	to	1.85%	(18.10%)	to	(18.79%)
2021	15	$4.52	to	$4.89	$71	0.10%	1.00%	to	1.85%	22.90%	to	21.86%
2020	18	$3.68	to	$4.01	$70	0.59%	1.00%	to	1.85%	18.72%	to	17.73%
2019	20	$3.10	to	$3.41	$66	1.13%	1.00%	to	1.85%	31.91%	to	30.79%
2018	24	$2.35	to	$2.61	$57	—	1.00%	to	1.85%	(5.66%)	to	(6.47%)
Put VT Sm Cap Val, Cl IB
2022	216	$2.07	to	$2.34	$533	0.17%	1.05%	to	2.20%	(13.89%)	to	(14.87%)
2021	241	$2.40	to	$2.75	$700	0.73%	1.05%	to	2.20%	38.44%	to	36.86%
2020	272	$1.73	to	$2.01	$576	1.06%	1.05%	to	2.20%	2.87%	to	1.70%
2019	273	$1.69	to	$1.98	$565	0.65%	1.05%	to	2.20%	22.94%	to	21.54%
2018	276	$1.37	to	$1.63	$466	0.41%	1.05%	to	2.20%	(20.77%)	to	(21.68%)
Put VT Sus Leaders, Cl IA
2022	305	$7.24	to	$7.24	$2,205	0.83%	1.40%	to	1.40%	(23.79%)	to	(23.79%)
2021	328	$9.50	to	$9.50	$3,112	0.33%	1.40%	to	1.40%	22.12%	to	22.12%
2020	336	$7.78	to	$7.78	$2,617	0.64%	1.40%	to	1.40%	27.27%	to	27.27%
2019	362	$6.11	to	$6.11	$2,211	0.68%	1.40%	to	1.40%	34.82%	to	34.82%
2018	381	$4.53	to	$4.53	$1,726	0.01%	1.40%	to	1.40%	(2.66%)	to	(2.66%)
Put VT Sus Leaders, Cl IB
2022	650	$3.94	to	$3.40	$2,466	0.56%	1.00%	to	2.20%	(23.68%)	to	(24.59%)
2021	703	$5.16	to	$4.51	$3,511	0.14%	1.00%	to	2.20%	22.30%	to	20.85%
2020	805	$4.22	to	$3.73	$3,291	0.41%	1.00%	to	2.20%	27.62%	to	26.09%
2019	851	$3.31	to	$2.96	$2,740	0.45%	1.00%	to	2.20%	35.00%	to	33.39%
2018	984	$2.45	to	$2.22	$2,352	—	1.00%	to	2.20%	(2.51%)	to	(3.68%)
Royce Micro-Cap, Invest Cl
2022	70	$5.12	to	$4.31	$320	—	1.40%	to	1.60%	(23.51%)	to	(23.66%)
2021	74	$6.69	to	$5.65	$445	—	1.40%	to	1.60%	28.17%	to	27.92%
2020	94	$5.22	to	$4.42	$440	—	1.40%	to	1.60%	22.07%	to	21.83%
2019	107	$4.28	to	$3.62	$411	—	1.40%	to	1.60%	17.89%	to	17.65%
2018	140	$3.63	to	$3.08	$452	—	1.40%	to	1.60%	(10.32%)	to	(10.50%)

130	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Royce Sm-Cap, Invest Cl
2022	47	$5.46	to	$5.03	$251	0.39%	1.40%	to	1.60%	(10.45%)	to	(10.63%)
2021	51	$6.09	to	$5.63	$306	1.39%	1.40%	to	1.60%	27.03%	to	26.77%
2020	56	$4.80	to	$4.44	$265	0.93%	1.40%	to	1.60%	(8.44%)	to	(8.63%)
2019	74	$5.24	to	$4.86	$379	0.65%	1.40%	to	1.60%	17.02%	to	16.78%
2018	101	$4.48	to	$4.16	$436	0.66%	1.40%	to	1.60%	(9.62%)	to	(9.80%)
Temp Dev Mkts, Cl 2
2022	94	$2.61	to	$2.41	$229	2.62%	1.00%	to	1.35%	(22.75%)	to	(23.03%)
2021	95	$3.37	to	$3.13	$300	0.88%	1.00%	to	1.35%	(6.68%)	to	(7.00%)
2020	104	$3.61	to	$3.37	$354	4.15%	1.00%	to	1.35%	16.02%	to	15.61%
2019	107	$3.12	to	$2.91	$316	0.99%	1.00%	to	1.35%	25.43%	to	25.00%
2018	108	$2.48	to	$2.33	$255	0.99%	1.00%	to	1.35%	(16.64%)	to	(16.93%)
Temp Foreign, Cl 2
2022	1,570	$1.46	to	$1.86	$2,387	3.07%	1.00%	to	1.85%	(8.52%)	to	(9.30%)
2021	1,653	$1.60	to	$2.05	$2,766	1.82%	1.00%	to	1.85%	3.12%	to	2.25%
2020	1,839	$1.55	to	$2.01	$2,999	3.48%	1.00%	to	1.85%	(2.14%)	to	(2.97%)
2019	2,114	$1.59	to	$2.07	$3,510	1.76%	1.00%	to	1.85%	11.41%	to	10.47%
2018	2,350	$1.42	to	$1.87	$3,500	2.65%	1.00%	to	1.85%	(16.29%)	to	(17.00%)
Temp Global Bond, Cl 2
2022	4,102	$1.07	to	$0.90	$6,479	—	1.00%	to	2.25%	(5.89%)	to	(7.06%)
2021	5,109	$1.13	to	$0.97	$8,626	—	1.00%	to	2.25%	(5.94%)	to	(7.11%)
2020	4,758	$1.20	to	$1.05	$8,598	7.95%	1.00%	to	2.25%	(6.22%)	to	(7.39%)
2019	4,822	$1.28	to	$1.13	$9,350	7.11%	1.00%	to	2.25%	0.99%	to	(0.25%)
2018	5,294	$1.27	to	$1.13	$10,230	—	1.00%	to	2.25%	0.92%	to	(0.34%)
Temp Gro, Cl 2
2022	166	$1.62	to	$1.37	$239	0.16%	1.00%	to	2.25%	(12.38%)	to	(13.47%)
2021	184	$1.85	to	$1.59	$302	1.14%	1.00%	to	2.25%	3.83%	to	2.54%
2020	246	$1.78	to	$1.55	$385	3.08%	1.00%	to	2.25%	4.74%	to	3.44%
2019	416	$1.70	to	$1.50	$646	2.78%	1.00%	to	2.25%	14.01%	to	12.59%
2018	599	$1.49	to	$1.33	$834	1.92%	1.00%	to	2.25%	(15.70%)	to	(16.76%)
Third Ave VST Third Ave Value
2022	58	$3.47	to	$3.59	$205	1.47%	1.40%	to	1.60%	14.50%	to	14.27%
2021	65	$3.03	to	$3.14	$200	0.70%	1.40%	to	1.60%	20.36%	to	20.12%
2020	69	$2.52	to	$2.62	$177	2.71%	1.40%	to	1.60%	(3.75%)	to	(3.94%)
2019	71	$2.61	to	$2.72	$190	0.27%	1.40%	to	1.60%	10.90%	to	10.68%
2018	105	$2.36	to	$2.46	$254	1.77%	1.40%	to	1.60%	(21.46%)	to	(21.61%)
VP Aggr, Cl 2
2022	5,040	$2.11	to	$1.80	$10,226	—	1.00%	to	2.25%	(19.00%)	to	(20.00%)
2021	5,958	$2.61	to	$2.25	$14,972	—	1.00%	to	2.25%	14.61%	to	13.18%
2020	8,935	$2.28	to	$1.99	$19,699	—	1.00%	to	2.25%	13.84%	to	12.43%
2019	11,624	$2.00	to	$1.77	$22,676	—	1.00%	to	2.25%	20.38%	to	18.89%
2018	14,082	$1.66	to	$1.49	$22,886	—	1.00%	to	2.25%	(9.50%)	to	(10.63%)
VP Aggr, Cl 4
2022	31,593	$2.12	to	$1.80	$62,848	—	1.00%	to	2.25%	(19.00%)	to	(20.01%)
2021	35,239	$2.61	to	$2.26	$86,904	—	1.00%	to	2.25%	14.62%	to	13.20%
2020	40,297	$2.28	to	$1.99	$87,068	—	1.00%	to	2.25%	13.82%	to	12.40%
2019	49,606	$2.00	to	$1.77	$94,862	—	1.00%	to	2.25%	20.47%	to	18.97%
2018	58,687	$1.66	to	$1.49	$93,587	—	1.00%	to	2.25%	(9.53%)	to	(10.66%)
VP Conserv, Cl 2
2022	12,028	$1.25	to	$1.07	$14,301	—	1.00%	to	2.25%	(16.38%)	to	(17.42%)
2021	13,302	$1.49	to	$1.29	$18,961	—	1.00%	to	2.25%	1.79%	to	0.53%
2020	17,061	$1.47	to	$1.28	$24,007	—	1.00%	to	2.25%	8.22%	to	6.87%
2019	14,309	$1.36	to	$1.20	$18,573	—	1.00%	to	2.25%	9.65%	to	8.28%
2018	15,183	$1.24	to	$1.11	$18,038	—	1.00%	to	2.25%	(3.92%)	to	(5.12%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2022	36,585	$1.25	to	$1.07	$43,017	—	1.00%	to	2.25%	(16.33%)	to	(17.37%)
2021	44,394	$1.49	to	$1.29	$62,613	—	1.00%	to	2.25%	1.80%	to	0.53%
2020	51,800	$1.47	to	$1.28	$72,136	—	1.00%	to	2.25%	8.15%	to	6.81%
2019	56,178	$1.36	to	$1.20	$72,369	—	1.00%	to	2.25%	9.65%	to	8.28%
2018	63,701	$1.24	to	$1.11	$75,161	—	1.00%	to	2.25%	(3.85%)	to	(5.05%)
VP Man Risk, Cl 2
2022	300	$1.07	to	$1.00	$316	—	1.00%	to	2.25%	(18.21%)	to	(19.22%)
2021	356	$1.30	to	$1.24	$459	—	1.00%	to	2.25%	9.62%	to	8.26%
2020	314	$1.19	to	$1.14	$371	—	1.00%	to	2.25%	6.72%	to	5.40%
2019	346	$1.12	to	$1.08	$384	—	1.00%	to	2.25%	14.90%	to	13.47%
2018	82	$0.97	to	$0.95	$79	—	1.00%	to	2.25%	(6.24%)	to	(7.41%)
VP Man Risk US, Cl 2
2022	22	$1.17	to	$1.09	$26	—	1.00%	to	2.25%	(18.04%)	to	(19.06%)
2021	24	$1.42	to	$1.35	$35	—	1.00%	to	2.25%	12.21%	to	10.82%
2020	27	$1.27	to	$1.22	$35	—	1.00%	to	2.25%	8.70%	to	7.35%
2019	28	$1.17	to	$1.13	$33	—	1.00%	to	2.25%	17.14%	to	15.68%
2018	30	$1.00	to	$0.98	$30	—	1.00%	to	2.25%	(4.50%)	to	(5.69%)
VP Man Vol Conserv, Cl 2
2022	10,961	$1.07	to	$0.95	$11,073	—	1.00%	to	2.25%	(16.83%)	to	(17.86%)
2021	11,095	$1.28	to	$1.16	$13,538	—	1.00%	to	2.25%	1.61%	to	0.34%
2020	12,973	$1.26	to	$1.15	$15,714	—	1.00%	to	2.25%	7.05%	to	5.72%
2019	13,203	$1.18	to	$1.09	$15,032	—	1.00%	to	2.25%	10.80%	to	9.42%
2018	14,219	$1.06	to	$1.00	$14,694	—	1.00%	to	2.25%	(3.55%)	to	(4.76%)
VP Man Vol Conserv Gro, Cl 2
2022	28,273	$1.13	to	$1.01	$30,541	—	1.00%	to	2.25%	(17.89%)	to	(18.91%)
2021	32,135	$1.38	to	$1.25	$42,467	—	1.00%	to	2.25%	4.40%	to	3.11%
2020	35,403	$1.32	to	$1.21	$45,046	—	1.00%	to	2.25%	8.07%	to	6.72%
2019	39,945	$1.22	to	$1.13	$47,298	—	1.00%	to	2.25%	12.86%	to	11.46%
2018	45,232	$1.08	to	$1.02	$47,669	—	1.00%	to	2.25%	(5.26%)	to	(6.44%)
VP Man Vol Gro, Cl 2
2022	69,477	$1.27	to	$1.13	$84,426	—	1.00%	to	2.25%	(20.23%)	to	(21.22%)
2021	78,467	$1.59	to	$1.44	$120,065	—	1.00%	to	2.25%	10.78%	to	9.40%
2020	87,841	$1.44	to	$1.31	$121,965	—	1.00%	to	2.25%	10.19%	to	8.82%
2019	96,239	$1.30	to	$1.21	$121,875	—	1.00%	to	2.25%	17.09%	to	15.63%
2018	107,771	$1.11	to	$1.04	$117,152	—	1.00%	to	2.25%	(8.65%)	to	(9.80%)
VP Man Vol Mod Gro, Cl 2
2022	143,791	$1.21	to	$1.08	$165,780	—	1.00%	to	2.25%	(18.97%)	to	(19.97%)
2021	162,991	$1.49	to	$1.35	$233,147	—	1.00%	to	2.25%	7.62%	to	6.28%
2020	182,920	$1.39	to	$1.27	$244,333	—	1.00%	to	2.25%	9.28%	to	7.92%
2019	207,283	$1.27	to	$1.18	$254,666	—	1.00%	to	2.25%	15.01%	to	13.58%
2018	233,439	$1.10	to	$1.04	$250,658	—	1.00%	to	2.25%	(6.79%)	to	(7.96%)
VP Mod, Cl 2
2022	121,163	$1.67	to	$1.43	$194,674	—	1.00%	to	2.25%	(17.44%)	to	(18.46%)
2021	132,830	$2.03	to	$1.75	$259,307	—	1.00%	to	2.25%	7.92%	to	6.58%
2020	150,475	$1.88	to	$1.64	$273,283	—	1.00%	to	2.25%	11.74%	to	10.36%
2019	170,011	$1.68	to	$1.49	$277,234	—	1.00%	to	2.25%	14.98%	to	13.55%
2018	188,495	$1.46	to	$1.31	$267,913	—	1.00%	to	2.25%	(6.52%)	to	(7.69%)
VP Mod, Cl 4
2022	396,064	$1.67	to	$1.43	$623,767	—	1.00%	to	2.25%	(17.41%)	to	(18.44%)
2021	452,165	$2.03	to	$1.75	$865,825	—	1.00%	to	2.25%	7.96%	to	6.62%
2020	508,831	$1.88	to	$1.64	$906,510	—	1.00%	to	2.25%	11.67%	to	10.28%
2019	573,110	$1.68	to	$1.49	$918,561	—	1.00%	to	2.25%	15.02%	to	13.59%
2018	657,883	$1.46	to	$1.31	$920,794	—	1.00%	to	2.25%	(6.51%)	to	(7.68%)

132	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2022	19,680	$1.88	to	$1.60	$35,392	—	1.00%	to	2.25%	(18.41%)	to	(19.42%)
2021	25,188	$2.31	to	$1.99	$55,691	—	1.00%	to	2.25%	11.19%	to	9.81%
2020	31,308	$2.07	to	$1.81	$62,605	—	1.00%	to	2.25%	12.90%	to	11.50%
2019	45,434	$1.84	to	$1.63	$80,893	—	1.00%	to	2.25%	17.53%	to	16.07%
2018	56,558	$1.56	to	$1.40	$85,827	—	1.00%	to	2.25%	(7.96%)	to	(9.11%)
VP Mod Aggr, Cl 4
2022	86,561	$1.89	to	$1.61	$152,423	—	1.00%	to	2.25%	(18.38%)	to	(19.40%)
2021	101,715	$2.31	to	$1.99	$220,851	—	1.00%	to	2.25%	11.22%	to	9.83%
2020	121,398	$2.08	to	$1.82	$238,709	—	1.00%	to	2.25%	12.88%	to	11.48%
2019	151,330	$1.84	to	$1.63	$265,526	—	1.00%	to	2.25%	17.57%	to	16.10%
2018	183,948	$1.57	to	$1.40	$275,745	—	1.00%	to	2.25%	(8.01%)	to	(9.16%)
VP Mod Conserv, Cl 2
2022	19,163	$1.44	to	$1.23	$26,305	—	1.00%	to	2.25%	(16.92%)	to	(17.95%)
2021	21,920	$1.74	to	$1.50	$36,380	—	1.00%	to	2.25%	4.69%	to	3.39%
2020	25,092	$1.66	to	$1.45	$39,950	—	1.00%	to	2.25%	9.90%	to	8.54%
2019	28,014	$1.51	to	$1.34	$40,757	—	1.00%	to	2.25%	12.39%	to	10.99%
2018	29,450	$1.34	to	$1.20	$38,238	—	1.00%	to	2.25%	(5.08%)	to	(6.27%)
VP Mod Conserv, Cl 4
2022	48,643	$1.45	to	$1.23	$65,859	—	1.00%	to	2.25%	(16.94%)	to	(17.97%)
2021	55,536	$1.74	to	$1.50	$91,018	—	1.00%	to	2.25%	4.74%	to	3.43%
2020	65,124	$1.66	to	$1.45	$102,483	—	1.00%	to	2.25%	9.88%	to	8.52%
2019	75,033	$1.51	to	$1.34	$108,010	—	1.00%	to	2.25%	12.36%	to	10.96%
2018	85,975	$1.35	to	$1.21	$110,639	—	1.00%	to	2.25%	(5.01%)	to	(6.20%)
VP Ptnrs Core Eq, Cl 3
2022	334	$2.96	to	$2.51	$684	—	1.00%	to	2.25%	(18.25%)	to	(19.27%)
2021	393	$3.62	to	$3.11	$992	—	1.00%	to	2.25%	28.05%	to	26.46%
2020	545	$2.83	to	$2.46	$1,082	—	1.00%	to	2.25%	15.68%	to	14.24%
2019	630	$2.44	to	$2.15	$1,086	—	1.00%	to	2.25%	25.12%	to	23.57%
2018	747	$1.95	to	$1.74	$1,035	—	1.00%	to	2.25%	(9.00%)	to	(10.14%)
VP Ptnrs Sm Cap Val, Cl 3
2022	3,047	$3.17	to	$2.09	$8,464	—	1.00%	to	2.25%	(13.92%)	to	(14.99%)
2021	3,668	$3.68	to	$2.46	$11,935	—	1.00%	to	2.25%	22.65%	to	21.13%
2020	4,584	$3.00	to	$2.03	$12,234	—	1.00%	to	2.25%	3.08%	to	1.80%
2019	4,545	$2.91	to	$1.99	$11,859	—	1.00%	to	2.25%	18.47%	to	17.00%
2018	5,080	$2.46	to	$1.70	$11,297	—	1.00%	to	2.25%	(14.46%)	to	(15.53%)
VP US Flex Conserv Gro, Cl 2
2022	401	$1.12	to	$1.04	$442	—	1.00%	to	2.25%	(17.56%)	to	(18.59%)
2021	363	$1.36	to	$1.28	$488	—	1.00%	to	2.25%	6.43%	to	5.10%
2020	975	$1.28	to	$1.21	$1,243	—	1.00%	to	2.25%	4.82%	to	3.52%
2019	625	$1.22	to	$1.17	$757	—	1.00%	to	2.25%	13.72%	to	12.30%
2018	545	$1.07	to	$1.04	$581	—	1.00%	to	2.25%	(3.46%)	to	(4.67%)
VP US Flex Gro, Cl 2
2022	2,821	$1.31	to	$1.21	$3,668	—	1.00%	to	2.25%	(19.54%)	to	(20.53%)
2021	2,316	$1.63	to	$1.53	$3,748	—	1.00%	to	2.25%	14.35%	to	12.93%
2020	3,107	$1.42	to	$1.35	$4,405	—	1.00%	to	2.25%	3.76%	to	2.47%
2019	3,925	$1.37	to	$1.32	$5,370	—	1.00%	to	2.25%	19.01%	to	17.53%
2018	3,794	$1.15	to	$1.12	$4,366	—	1.00%	to	2.25%	(4.88%)	to	(6.07%)
VP US Flex Mod Gro, Cl 2
2022	1,469	$1.22	to	$1.13	$1,772	—	1.00%	to	2.25%	(18.35%)	to	(19.37%)
2021	1,916	$1.49	to	$1.40	$2,841	—	1.00%	to	2.25%	10.37%	to	8.99%
2020	1,751	$1.35	to	$1.29	$2,350	—	1.00%	to	2.25%	4.48%	to	3.18%
2019	1,269	$1.30	to	$1.25	$1,635	—	1.00%	to	2.25%	16.41%	to	14.96%
2018	1,083	$1.11	to	$1.08	$1,202	—	1.00%	to	2.25%	(4.20%)	to	(5.40%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger Acorn
2022	1,597	$2.98	to	$2.53	$4,790	—	1.00%	to	2.25%	(34.13%)	to	(34.94%)
2021	1,471	$4.52	to	$3.89	$6,733	0.74%	1.00%	to	2.25%	7.82%	to	6.48%
2020	1,908	$4.19	to	$3.65	$8,162	—	1.00%	to	2.25%	22.99%	to	21.47%
2019	2,256	$3.41	to	$3.01	$7,891	0.26%	1.00%	to	2.25%	29.80%	to	28.19%
2018	2,759	$2.63	to	$2.34	$7,464	0.09%	1.00%	to	2.25%	(2.45%)	to	(3.66%)
Wanger Intl
2022	1,751	$1.73	to	$1.47	$4,524	0.93%	1.00%	to	2.25%	(34.51%)	to	(35.32%)
2021	1,595	$2.64	to	$2.27	$6,319	0.55%	1.00%	to	2.25%	17.63%	to	16.17%
2020	1,966	$2.24	to	$1.95	$6,680	2.13%	1.00%	to	2.25%	13.23%	to	11.82%
2019	2,262	$1.98	to	$1.74	$6,931	0.78%	1.00%	to	2.25%	28.70%	to	27.10%
2018	2,897	$1.54	to	$1.37	$6,865	1.97%	1.00%	to	2.25%	(18.52%)	to	(19.54%)

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values, based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on April 23, 2021.

134	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2022 and 2021, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for long-duration insurance contracts in 2023.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Adoption of the new accounting standard for long-duration insurance contracts

As described in Notes 2, 3, 10 and 12 to the consolidated financial statements, the Company adopted the new accounting standard relating to targeted improvements to the accounting for long-duration contracts (“LDTI”). As disclosed by management, the consolidated financial statements reflect the modified retrospective adoption, except for market risk benefits for which management applied a full retrospective transition approach. When management adopted the new standard effective January 1, 2023 with a transition date of January 1, 2021, opening equity was adjusted for the adoption impacts to retained earnings and accumulated other comprehensive income and prior periods presented (i.e. 2021 and 2022) were recast. The new standard changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits and requiring at least annual updates to assumptions used to measure liabilities for future policy benefits. As of the January 1, 2021 transition date, the adoption impact was a reduction in total equity of $1.9 billion. The adjustments to retrospectively recast prior period amounts resulted in an increase of $190 million and a decrease of $1.1 billion to total equity as of December 31, 2022 and 2021, respectively, and an increase to net income of $589 million and $658 million for the years ended December 31, 2022 and 2021, respectively. The adjustments as of January 1, 2021 and for the years ended December 31, 2022 and 2021 include the remeasurement of the liability for future policy benefits at a current single A discount rate. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly, at the end of each quarter based on the average of the three months for the quarter. Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions). As of December 31, 2022 and 2021, the market risk benefits assets amounted to $1.0 billion and $539 million, respectively, and the market risk benefits liabilities amounted to $2.1 billion and $3.4 billion, respectively.

The principal considerations for our determination that performing procedures relating to the adoption of the new accounting standard for LDTI is a critical audit matter are (i) the significant judgment by management when adopting the LDTI standard and determining the transition date adjustments and the transition period adjustments, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to (a) management’s discount rate methodology and development of the discount rate curve used in determining the liability for future policy benefits, and (b) management’s significant market risk benefit assumptions used in determining the fair value of market risk benefits, and (iii) the audit effort involved the use of professionals with specialized skills and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included, among others, (i) evaluating management’s process for adopting the LDTI standard and for determining the transition date and transition period adjustments, (ii) testing the relevance and reliability of the external data used by management to develop the discount rate curve, (iii) testing the completeness and accuracy of the data used by management to develop and update the significant market risk benefit assumptions, and (iv) the use of professionals with specialized skill and knowledge to assist in evaluating, based on the consideration the Company’s historical and actual experience, industry trends, and market conditions, as applicable, the (a) appropriateness of the discount rate methodology and the reasonableness of the discount rate curve, and (b) the reasonableness of the significant market risk benefit assumptions used to determine the fair value of market risk benefits.

Valuation of the embedded derivatives in certain variable annuity riders (as accounted for in the original issuance)

As described in Note 2, 10, 11, and 13 (not presented herein) to the consolidated financial statements (appearing under Item 8 of the Company’s 2022 Annual Report on Form 10-K), management values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. As there is no active market for the transfer of these embedded derivatives, such internal valuation models estimate fair value by discounting expected cash flows (as accounted for in the original issuance). As disclosed in the original issuance, as of December 31, 2022, the net embedded derivative liability in certain variable annuity riders was $608 million, and is included in policyholder account balances, future policy benefits and claims on the consolidated balance sheet. Management’s discounted cash flow model for estimating fair value includes observable capital market assumptions and incorporates significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk, all of which management believes a market participant would expect. As described above and in Note 2, subsequent to the original issuance of the December 31, 2022 consolidated financial statements, the Company adopted the new accounting standard for LDTI effective January 1, 2023, using the modified retrospective transition approach, except for market risk benefits for which the Company applied a full retrospective transition approach. As a result of the adoption of this standard, the embedded derivatives described above are now measured at fair value and presented separately on the balance sheet as market risk benefit assets and market risk benefit liabilities.

The principal considerations for our determination that performing procedures relating to the valuation of the embedded derivatives in certain variable annuity riders (as accounted for in the original issuance) is a critical audit matter are the significant judgment used by management to estimate the fair value of the embedded derivatives in certain variable annuity riders (as accounted for in the original issuance), which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant unobservable inputs used to determine implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk. Also, the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls related to the Company’s estimate of the fair value of embedded derivatives in certain variable annuity riders, including controls over the significant unobservable inputs. These procedures also included, among others, evaluating and testing management’s process for developing the fair value estimate. Testing management’s process included evaluating the reasonableness of the significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk and testing the completeness and accuracy of underlying data used by management in the development of the significant unobservable inputs. Professionals with specialized skill and knowledge were used to assist in (i) evaluating the reasonableness of certain significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk based on industry knowledge and data as well as historical Company data and experience, and (ii) evaluating the appropriateness of management’s models.

Valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities (as accounted for in the original issuance)

As described in Note 2, 10, and 11 (not presented herein) to the consolidated financial statements (appearing under Item 8 of the Company’s 2022 Annual Report on Form 10-K), the Company issues universal life, variable universal life and variable annuity policies that have product features that are accounted for as insurance liabilities. As disclosed by management, the liability for these policies, which is included in policyholder account balances, future policy benefits and claims on the consolidated balance sheet, is determined using actuarial models to estimate the present value of the projected benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments. Significant assumptions used by management in projecting the present value of future benefits and assessments include customer asset value growth rates, mortality, persistency, and investment margins, and additionally for variable annuity policies, benefit utilization. As described above and in Note 2, subsequent to the original issuance of the December 31, 2022 consolidated financial statements, the Company adopted the new accounting standard for LDTI effective January 1, 2023, using the modified retrospective transition approach, except for market risk benefits for which the Company applied a full retrospective transition approach. As a result of the adoption of this standard, certain guarantees on variable annuity are accounted for as market risk benefits.

The principal considerations for our determination that performing procedures relating to the valuation of certain guarantees on variable annuity (as accounted for in the original issuance) and certain life insurance policies accounted for as insurance liabilities is a critical audit matter are the significant judgment used by management when developing the estimate of certain guarantees on variable annuity (as accounted for in the original issuance) and certain life insurance policies accounted for as insurance liabilities, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating management’s significant assumptions used to determine customer asset value growth rates, persistency, investment margins, and, for variable annuity policies, benefit utilization. Also, the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, including controls over management’s development of the significant assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the significant assumptions related to customer asset value growth rates, persistency, benefit utilization and investment margins based on industry knowledge and data as well as historical Company data and experience, and (ii) evaluating the appropriateness of management’s models.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 23, 2023, except for the change in the manner in which the Company accounts for long-duration insurance contracts discussed in Note 3 to the consolidated financial statements and the Adoption of the new accounting standard for long-duration insurance contracts Critical Audit Matter, as to which the date is September 27, 2023

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2022(1)	2021(1)
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)	$16,135	$16,239
Mortgage loans, at amortized cost (allowance for credit losses: 2022, $11; 2021, $12)	1,768	1,788
Policy loans	847	834
Other investments (allowance for credit losses: 2022, nil; 2021, nil)	207	230
Total investments	18,957	19,091
Investments of consolidated investment entities, at fair value	2,354	2,184
Cash and cash equivalents	2,611	3,200
Cash of consolidated investment entities, at fair value	133	121
Market risk benefits	1,015	539
Reinsurance recoverables (allowance for credit losses: 2022, $23; 2021, $11)	4,228	5,456
Receivables	7,577	8,148
Receivables of consolidated investment entities, at fair value	20	17
Accrued investment income	145	124
Deferred acquisition costs	2,759	2,821
Other assets	4,726	7,311
Other assets of consolidated investment entities, at fair value	2	3
Separate account assets	70,876	92,238
Total assets	$115,403	$141,253

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$34,122	$35,017
Market risk benefits	2,118	3,440
Short-term borrowings	201	200
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,363	2,164
Other liabilities	4,131	6,519
Other liabilities of consolidated investment entities, at fair value	119	137
Separate account liabilities	70,876	92,238
Total liabilities	114,430	140,215
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(412)	(1,114)
Accumulated other comprehensive income (loss), net of tax	(1,084)	(317)
Total shareholder’s equity	973	1,038
Total liabilities and shareholder’s equity	$115,403	$141,253

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2022(1)	2021(1)	2020
Revenues
Premiums	$306	$(871)	$341
Net investment income	827	827	869
Policy and contract charges	2,078	2,250	2,094
Other revenues	644	616	482
Net realized investment gains (losses)	(100)	595	(10)
Total revenues	3,755	3,417	3,776

Benefits and expenses
Benefits, claims, losses and settlement expenses	236	(157)	1,805
Interest credited to fixed accounts	665	600	644
Remeasurement (gains) losses of future policy benefit reserves	1	(52)	—
Change in fair value of market risk benefits	311	(113)	—
Amortization of deferred acquisition costs	241	245	264
Interest and debt expense	108	105	5
Other insurance and operating expenses	682	751	665
Total benefits and expenses	2,244	1,379	3,383
Pretax income (loss)	1,511	2,038	393
Income tax provision (benefit)	209	316	(45)
Net income	$1,302	$1,722	$438

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2022(1)	2021(1)	2020

Net income (loss)	$1,302	$1,722	$438
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(2,035)	(848)	428
Effect of changes in discount rate assumptions on certain long-duration contracts	861	284	—
Effect of changes in instrument-specific credit risk on market risk benefits	407	100	—
Total other comprehensive income (loss), net of tax	(767)	(464)	428
Total comprehensive income (loss)	$535	$1,258	$866

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2020	$3	$2,466	$293	$756	$3,518
Cumulative effect of adoption of current expected credit losses guidance	—	—	(7)	—	(7)
Net income	—	—	438	—	438
Other comprehensive income, net of tax	—	—	—	428	428
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2020	3	2,466	(76)	1,184	3,577
Cumulative effect of adoption of long-duration contracts guidance	—	—	(860)	(1,037)	(1,897)
Net income	—	—	1,722	—	1,722
Other comprehensive loss, net of tax	—	—	—	(464)	(464)
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,900)	—	(1,900)

Balances at December 31, 2021(1)	3	2,466	(1,114)	(317)	1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2022(1)	$3	$2,466	$(412)	$(1,084)	$973

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2022(1)	2021(1)	2020
Cash Flows from Operating Activities
Net income	$1,302	$1,722	$438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(201)	(98)	(22)
Deferred income tax (benefit) expense	154	138	(278)
Contractholder and policyholder charges, non-cash	(395)	(390)	(385)
Loss from equity method investments	48	72	73
Net realized investment (gains) losses	(3)	(611)	(12)
Impairments and provision for loan losses	91	(3)	22
Net losses (gains) of consolidated investment entities	17	(20)	(2)
Changes in operating assets and liabilities:
Deferred acquisition costs	62	(9)	48
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	1,013	1,482	3,441
Derivatives, net of collateral	311	(575)	(134)
Reinsurance recoverables	84	(19)	(166)
Receivables	279	114	62
Accrued investment income	(21)	10	(3)
Current income tax, net	72	(321)	378
Other operating assets and liabilities of consolidated investment entities	2	20	—
Other, net	136	66	79
Net cash provided by (used in) operating activities	2,951	1,578	3,539

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	1,309	555	102
Maturities, sinking fund payments and calls	1,563	2,804	2,813
Purchases	(5,600)	(3,677)	(4,069)
Proceeds from sales, maturities and repayments of mortgage loans	141	272	207
Funding of mortgage loans	(124)	(215)	(135)
Proceeds from sales and collections of other investments	24	93	123
Purchase of other investments	(46)	(32)	(184)
Purchase of investments by consolidated investment entities	(961)	(1,603)	(57)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	615	1,047	46
Purchase of equipment and software	(13)	(13)	(10)
Change in policy loans, net	(13)	12	21
Cash paid for deposit receivable	(45)	(377)	(4)
Cash received for deposit receivable	550	254	93
Advance on line of credit to Ameriprise Financial, Inc.	(1,034)	(1)	(702)
Repayment from Ameriprise Financial, Inc. on line of credit	1,034	1	702
Cash paid for written options with deferred premiums	(619)	(552)	(338)
Cash received from written options with deferred premiums	204	106	133
Net cash impact of consolidating consolidated investment entities	—	—	83
Other, net	21	(39)	2
Net cash provided by (used in) investing activities	$(2,994)	$(1,365)	$(1,174)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	$1,169	$1,553	$1,649
Net transfers from (to) separate accounts	(162)	(273)	(125)
Surrenders and other benefits	(1,459)	(1,365)	(1,357)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	6	186
Payments on line of credit with Ameriprise Financial, Inc.	—	(6)	(236)
Proceeds from long-term debt with Ameriprise Financial, Inc.	—	—	500
Cash received for purchased options with deferred premiums	378	1,350	40
Cash paid for purchased options with deferred premiums	(197)	(156)	(211)
Borrowings by consolidated investment entities	341	1,756	—
Repayments of debt by consolidated investment entities	(4)	(1,142)	(1)
Cash dividends to Ameriprise Financial, Inc.	(600)	(1,900)	(800)
Net cash provided by (used in) financing activities	(534)	(177)	(355)
Net increase (decrease) in cash and cash equivalents	(577)	36	2,010
Cash and cash equivalents at beginning of period	3,321	3,285	1,275
Cash and cash equivalents at end of period	$2,744	$3,321	$3,285

Supplemental Disclosures:
Income taxes paid (received), net	$(17)	$496	$(143)
Interest paid excluding consolidated investment entities	3	—	2
Interest paid by consolidated investment entities	75	90	—
Non-cash investing activity:
Exchange of an investment that resulted in a realized gain and an increase to amortized cost	—	17	—
Investments transferred in connection with reinsurance transaction	—	7,513	—

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

During 2022, the Company identified an error related to the shadow unearned revenue liability balance associated with universal life insurance products. The Company evaluated the error and determined that the impact was not material to the Company’s results for any prior period, but for comparability, the Company revised the prior period Consolidated Financial Statements and related disclosures impacted. A summary of the revision to the Company’s previously reported Consolidated Financial Statements is presented in Note 22.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. Other than disclosed in Note 15, no other subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders. In 2020, the Company began offering structured variable annuities which give contractholders the option to allocate a portion of their account value to an indexed account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The Company discontinued most new sales of its variable annuities with living benefit guarantees by the end of 2021 and new sales were completely discontinued as of mid-2022. As the Company continues to optimize its risk profile and shift its business mix to lower risk offerings, it has discontinued new sales of its UL insurance with secondary guarantees and its single-pay fixed universal life with a long term care rider products at the end of 2021.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted Accounting Standards Update (“ASU”), Financial Services — Insurance: Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023 with a transition date of January 1, 2021. The significant accounting policies for market risk benefits (“MRB”); deferred acquisition costs (“DAC”); deferred sales inducement costs (“DSIC”); reinsurance; policyholder account balances, future policy benefits and claims; and unearned revenue liability were added or updated as a result of adopting ASU 2018-12. See Note 3 for additional information related to the transition and adoption impact.

RiverSource Life Insurance Company

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ. Prior to the adoption of ASU 2018-12, DAC and the corresponding recognition of DAC amortization was also considered among the more significant estimates.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities. Prior to the Company’s adoption of ASU 2018-12, unrealized gains (losses) recorded in AOCI were also net of DAC, DSIC and unearned revenue.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the

RiverSource Life Insurance Company

amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for loan losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off

RiverSource Life Insurance Company

and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring (“TDR”). Modifications to loan terms do not automatically result in TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

RiverSource Life Insurance Company

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”), DI and life contingent immediate annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in-force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of both December 31, 2022 and 2021, land, buildings, equipment and software were $123 million, net of accumulated depreciation of $229 million and $216 million as of December 31, 2022 and 2021, respectively. Depreciation and amortization expense for the years ended December 31, 2022, 2021 and 2020 was $13 million, $14 million and $14 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

RiverSource Life Insurance Company

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions accounted for as market risk benefits under ASU 2018-12. Prior to the adoption of ASU 2018-12, the GMAB and the non-life contingent benefits associated with GMWB provisions were also considered embedded derivatives. See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

RiverSource Life Insurance Company

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is over the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is over the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Acquisition Costs (Pre-adoption of ASU 2018-12)

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable, structured variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC were amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs varied based on persistency rates (assumptions at which contractholders and policyholders were expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and were management’s best estimates. Management regularly monitored financial market conditions and actual contractholder and policyholder behavior experience and compared them to its assumptions. These assumptions were updated whenever it appeared that earlier estimates should be revised. When assumptions were changed, the percentage of EGPs used to amortize DAC might have also changed. A change in the required amortization percentage was applied retrospectively; an increase in amortization percentage resulted in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage resulted in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions could have been either positive or negative in any particular period and was reflected in the period in which such changes were made. At each balance sheet date, the DAC balance was adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates were the rates at which variable annuity and VUL insurance contract values invested in separate accounts which were assumed to appreciate in the future. The rates used varied by equity and fixed income investments. Management reviewed and, where appropriate, adjusted its assumptions with respect to client asset value growth rates on a regular basis. The Company typically used a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate was reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceeded management’s near-term estimate were typically less than in a period when growth rates fell short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC were generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense were consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provided for adverse deviations in experience and were revised only if management concluded experience will be so adverse that DAC were not recoverable. If management concluded that DAC were not recoverable, DAC were reduced to the amount that was recoverable based on best estimate assumptions and a corresponding expense was recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC on a constant-level basis. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Prior to the adoption of ASU 2018-12, DSIC was amortized based on EGPs consistent with DAC and recorded in Other assets and the amortization of DSIC was recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI, LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities, and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserves) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates will be locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates will be locked in quarterly, at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within the disaggregated rollforwards.

Policyholder Account Balances, Future Policy Benefits and Claims (Pre-adoption of ASU 2018-12)

Non-traditional long-duration products included variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products included term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities included GMDB, gain gross-up (“GGU”), GMIB and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses were accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives included GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of structured variable annuities, indexed annuities and IUL policies allocated to the indexed account was accounted for as an embedded derivative.

Changes in future policy benefits and claims were reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk were separately recorded as Reinsurance recoverables.

Non-Traditional Long-Duration Products (Pre-adoption of ASU 2018-12)

The liabilities for non-traditional long-duration products included fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable and structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable, structured variable and fixed deferred annuities and UL and VUL policies were equal to accumulation values, which were the cumulative gross deposits and credited interest less withdrawals and various charges. These liabilities were not impacted by the adoption of ASU 2018-12.

RiverSource Life Insurance Company

A portion of the Company’s UL and VUL policies had product features that resulted in profits followed by losses from the insurance component of the contract. These profits followed by losses could be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensured that, subject to specified conditions, the policy would not terminate and would continue to provide a death benefit even if there was insufficient policy value to cover the monthly deductions and charges. The liability for these future losses was determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). These liabilities were not impacted by the adoption of ASU 2018-12. See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products were equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options. These liabilities were not impacted by the adoption of ASU 2018-12.

The GMDB and GGU liability was determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guaranteed a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability was determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions was determined by estimating the expected value of benefits that were contingent upon survival after the account value was equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projected these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and were consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identified a significant deviation over the course of quarterly monitoring, management reviewed and updated these assumptions annually in the third quarter of each year.

Variable annuity guarantees are now accounted for as market risk benefits under ASU 2018-12. See Note 12 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilized assumptions established as of the date the payout phase was initiated. The liabilities were the present value of future estimated payments reduced for mortality (which was based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates. There was no change to the accounting for non-life contingent payout annuities under ASU 2018-12. The accounting for life contingent payout annuities is described above.

Embedded Derivatives (Pre-adoption of ASU 2018-12)

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuated based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which would cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuated based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and was a liability. Variable annuity guarantees are now accounted for as market risk benefits under ASU 2018-12. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products (Pre-adoption of ASU 2018-12)

The liabilities for traditional long-duration products included liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that would become payable on term life, whole life, DI and LTC policies as claims incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims were equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims included any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts were calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values were based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Company

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported were based on periodic analysis of the actual time lag between when a claim occurred and when it was reported.

Liabilities for estimates of benefits that would become payable on future claims on term life, whole life and DI insurance policies were based on the net level premium and LTC policies were based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium included anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation included expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates were based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates varied by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilized best estimate assumptions as of the date the policy was issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities were initially established, management performed premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identified a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions were greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves were adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency was more than the DAC balance, then the net reserves were increased by the excess through a charge to current period earnings. If a premium deficiency was recognized, the assumptions as of the date of the loss recognition were locked in and used in subsequent periods. The assumptions for LTC insurance products were management’s best estimate as of the date of loss recognition and thus no longer provided for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized consistent with DAC amortization factors. Prior to the adoption of ASU 2018-12, these charges were deferred and amortized based on EGPs. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

RiverSource Life Insurance Company

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, and at least annually, to assumptions used to measure liabilities for future policy benefits, changing the amortization pattern of deferred acquisition costs to a constant-level basis, and removing certain shadow adjustments previously recorded in AOCI. Adoption of the accounting standard will not impact overall cash flows, insurance subsidiaries’ dividend capacity, or regulatory capital requirements.

When the Company adopted the standard effective January 1, 2023 with a transition date of January 1, 2021 (the “transition date”), opening equity was adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) were recast. The adoption impact as of January 1, 2021 was a reduction in total equity of $1.9 billion, of which $0.9 billion and $1.0 billion were reflected in retained earnings and AOCI, respectively. The Consolidated Financial Statements were not recast for the comparative period ended December 31, 2020.

RiverSource Life Insurance Company

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Balance Sheets:

(in millions)	As Filed December 31, 2022	Adjustment	Post adoption Post-adoption December 31, 2022	As Filed December 31, 2021	Adjustment	Post adoption Post-adoption December 31, 2021
Assets
Market risk benefits	$—	$1,015	$1,015	$—	$539	$539
Reinsurance recoverables (allowance for credit losses: 2022, $23; 2021, $11)	4,412	(184)	4,228	4,529	927	5,456
Deferred acquisition costs	3,141	(382)	2,759	2,757	64	2,821
Other assets	4,791	(65)	4,726	7,015	296	7,311
Total assets	$115,019	$384	$115,403	$139,427	$1,826	$141,253
Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$36,057	$(1,935)	$34,122	$35,744	$(727)	$35,017
Market risk benefits	—	2,118	2,118	—	3,440	3,440
Other liabilities	4,120	11	4,131	6,303	216	6,519
Total liabilities	114,236	194	114,430	137,286	2,929	140,215
Shareholder’s equity:
Accumulated deficit	(799)	387	(412)	(912)	(202)	(1,114)
Accumulated other comprehensive income (loss), net of tax	(887)	(197)	(1,084)	584	(901)	(317)
Total shareholder’s equity	783	190	973	2,141	(1,103)	1,038
Total liabilities and shareholder’s equity	$115,019	$384	$115,403	$139,427	$1,826	$141,253

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	As Filed 2022	Adjustment	Post-adoption 2022	As Filed 2021	Adjustment	Post-adoption 2021
Revenues
Policy and contract charges	$2,091	$(13)	$2,078	$2,304	$(54)	$2,250
Total revenues	3,768	(13)	3,755	3,471	(54)	3,417
Benefits and expenses
Benefits, claims, losses and settlement expenses	1,366	(1,130)	236	715	(872)	(157)
Remeasurement (gains) losses of future policy benefit reserves	—	1	1	—	(52)	(52)
Change in fair value of market risk benefits	—	311	311	—	(113)	(113)
Amortization of deferred acquisition costs	196	45	241	112	133	245
Other insurance and operating expenses	670	12	682	738	13	751
Total benefits and expenses	3,005	(761)	2,244	2,270	(891)	1,379
Pretax income (loss)	763	748	1,511	1,201	837	2,038
Income tax provision (benefit)	50	159	209	137	179	316
Net income (loss)	$713	$589	$1,302	$1,064	$658	$1,722

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities.

Future Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the FASB proposed amendments to ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for TDRs by creditors in Subtopic 310-40, Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires

RiverSource Life Insurance Company

entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. Early adoption is permitted for entities that have adopted Topic 326, including adoption in an interim period. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s consolidated financial condition and results of operations.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2022	2021	2020
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$164	$193	$173
Unaffiliated	14	17	14
Total	178	210	187
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	42	49	44
Unaffiliated	18	20	18
	60	69	62
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	334	389	351
Unaffiliated	4	5	4
	338	394	355
Total	398	463	417
Total revenue from contracts with customers	576	673	604
Revenue from other sources(1)	3,179	2,744	3,172
Total revenues	$3,755	$3,417	$3,776

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of

RiverSource Life Insurance Company

assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $48 million and $62 million as of December 31, 2022 and 2021, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any support to these entities. The Company has unfunded commitments related to consolidated CLOs of $30 million and $27 million as of December 31, 2022 and 2021, respectively. See Note 21 for information on future funding commitments of other VIEs.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

CLOs

CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary and has the power to direct the activities that most significantly impact the economic performance of the CLO.

The Company’s maximum exposure to loss with respect to non-consolidated CLOs is limited to its amortized cost, which was $1 million as of both December 31, 2022 and 2021. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $92 million and $138 million as of December 31, 2022 and 2021, respectively. The Company had a liability of $7 million and $8 million as of December 31, 2022 and 2021, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. See Note 6 for additional information on these structured investments.

RiverSource Life Insurance Company

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$35	$—	$35
Common stocks	—	3	—	3
Syndicated loans	—	2,191	125	2,316
Total investments	—	2,229	125	2,354
Receivables	—	20	—	20
Other assets	—	1	1	2
Total assets at fair value	$—	$2,250	$126	$2,376
Liabilities
Debt(1)	$—	$2,363	$—	$2,363
Other liabilities	—	119	—	119
Total liabilities at fair value	$—	$2,482	$—	$2,482

	December 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common stocks	$—	$3	$—	$3
Syndicated loans	—	2,117	64	2,181
Total investments	—	2,120	64	2,184
Receivables	—	17	—	17
Other assets	—	—	3	3
Total assets at fair value	$—	$2,137	$67	$2,204
Liabilities
Debt(1)	$—	$2,164	$—	$2,164
Other liabilities	—	137	—	137
Total liabilities at fair value	$—	$2,301	$—	$2,301

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.2 billion as of December 31, 2022 and 2021, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

	Common Stocks	Syndicated Loans		Other Assets
Balance, January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance, December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

RiverSource Life Insurance Company

(in millions)	Syndicated Loans	Other Assets
Balance, January 1, 2021	$92	$2
Total gains (losses) included in:
Net income	2 (1)	1	(1)
Purchases	106	—
Sales	(38)	—
Settlements	(49)	—
Transfers into Level 3	119	2
Transfers out of Level 3	(150)	(2)
Deconsolidation of consolidated investment entities	(18)	—
Balance, December 31, 2021	$64	$3
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2021	$—	$1	(1)

(in millions)	Syndicated Loans	Other Assets
Balance, January 1, 2020	$—	$—
Total gains (losses) included in:
Purchases	—	2
Sales	(2)	—
Transfers into Level 3	15	—
Transfers out of Level 3	(70)	—
Consolidation of consolidated investment entities	149	—
Balance, December 31, 2020	$92	$2
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2020	$—	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2022 and 2021 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled held by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on the CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

RiverSource Life Insurance Company

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

(in millions)	December 31, 2022	December 31, 2021
Syndicated loans
Unpaid principal balance	$2,525	$2,233
Excess unpaid principal over fair value	(209)	(52)
Fair value	$2,316	$2,181
Fair value of loans more than 90 days past due	$—	$—
Fair value of loans in nonaccrual status	23	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	48	10
Debt
Unpaid principal balance	$2,636	$2,296
Excess unpaid principal over fair value	(273)	(132)
Carrying value (1)	$2,363	$2,164

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.2 billion as of December 31, 2022 and 2021, respectively.

During the third quarter of 2022, the Company launched one new CLO and issued debt of $352 million.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2022, 2021 and 2020.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
(in millions)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Debt of consolidated CLOs due 2028-2034	$2,363	$2,164	5.3%	1.7%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 13.6%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2022
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$9,349	$180	$(803)	$(20)	$8,706
Residential mortgage backed securities	3,254	8	(303)	—	2,959
Commercial mortgage backed securities	2,904	2	(255)	—	2,651
State and municipal obligations	761	53	(26)	(2)	786
Asset backed securities	1,025	10	(38)	—	997
Foreign government bonds and obligations	37	—	(2)	—	35
U.S. government and agency obligations	1	—	—	—	1
Total	$17,331	$253	$(1,427)	$(22)	$16,135

RiverSource Life Insurance Company

	December 31, 2021
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$8,447	$1,238	$(47)	$—	$9,638
Residential mortgage backed securities	2,226	36	(12)	—	2,250
Commercial mortgage backed securities	2,615	56	(15)	—	2,656
State and municipal obligations	832	244	(1)	(1)	1,074
Asset backed securities	517	22	(2)	—	537
Foreign government bonds and obligations	80	4	(1)	—	83
U.S. government and agency obligations	1	—	—	—	1
Total	$14,718	$1,600	$(78)	$(1)	$16,239

In March 2020, the Company purchased $368 million of investments at fair value, primarily agency residential mortgage backed securities, from Ameriprise Financial.

As of December 31, 2022 and 2021, accrued interest of $139 million and $118 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2022 and 2021, investment securities with a fair value of $2.6 billion and $2.4 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $302 million and $314 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2022 and 2021, fixed maturity securities comprised approximately 85% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2022 and 2021, $257 million and $359 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2022			December 31, 2021
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,313	$5,754	36%	$5,031	$5,107	31%
AA	1,159	1,188	7	757	932	6
A	1,572	1,594	10	1,662	2,013	12
BBB	7,646	7,023	43	6,293	7,063	44
Below investment grade(1)	641	576	4	975	1,124	7
Total fixed maturities	$17,331	$16,135	100%	$14,718	$16,239	100%

(1)

The amortized cost of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million as of both December 31, 2022 and 2021. The fair value of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million and $2 million as of December 31, 2022 and 2021, respectively. These securities are not rated but are included in below investment grade due to their risk characteristics.

As of December 31, 2022 and 2021, approximately 36% and 40%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2022, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $544 million that was 56% of the Company’s total shareholder’s equity. Also, the Company had an additional 30 issuers with holdings totaling $4.4 billion that individually were between 10% and 22% of the Company’s total shareholder’s equity as of December 31, 2022. As of December 31, 2021, the Company had holdings in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, totaling $289 million that was 28% of the Company’s total shareholder’s equity. Also, the Company had an additional 35 issuers with holdings totaling $4.9 billion that individually were between 10% and 24% of the Company’s total shareholder’s equity as of December 31, 2021. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2022 and 2021.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2022
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	405	$5,028	$(443)	100	$1,532	$(360)	505	$6,560	$(803)
Residential mortgage backed securities	189	1,643	(117)	52	826	(186)	241	2,469	(303)
Commercial mortgage backed securities	176	1,746	(149)	58	666	(106)	234	2,412	(255)
State and municipal obligations	40	126	(15)	26	59	(11)	66	185	(26)
Asset backed securities	39	808	(28)	4	60	(10)	43	868	(38)
Foreign government bonds and obligations	10	32	(1)	1	1	(1)	11	33	(2)
Total	859	$9,383	$(753)	241	$3,144	$(674)	1,100	$12,527	$(1,427)

	December 31, 2021
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	102	$2,007	$(42)	14	$81	$(5)	116	$2,088	$(47)
Residential mortgage backed securities	55	1,162	(12)	2	1	—	57	1,163	(12)
Commercial mortgage backed securities	60	809	(15)	3	13	—	63	822	(15)
State and municipal obligations	25	63	(1)	—	—	—	25	63	(1)
Asset backed securities	5	91	(2)	—	—	—	5	91	(2)
Foreign government bonds and obligations	5	6	—	6	4	(1)	11	10	(1)
Total	252	$4,138	$(72)	25	$99	$(6)	277	$4,237	$(78)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2022 is primarily attributable to the impact of higher interest rates and wider credit spreads driven by continued market volatility, with no specific credit concerns. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2022 and 2021, approximately 93% and 92%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2020	$—	$—	$—
Additions for which credit losses were not previously recorded	13	—	13
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(3)	—	(3)
Balance at December 31, 2020	10	—	10
Additions for which credit losses were not previously recorded	—	1	1
Charge-offs	(10)	—	(10)
Balance at December 31, 2021	—	1	1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	$20	$2	$22

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Gross realized investment gains	$28	$576	$17
Gross realized investment losses	(25)	(6)	(2)
Credit losses	(21)	(1)	(10)
Other impairments	(70)	(13)	—
Total	$(88)	$556	$5

Credit losses for the year ended December 31, 2022 primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. Credit losses for the year ended December 31, 2021 primarily related to recording an allowance for credit losses on certain state and municipal securities. Credit losses for the year ended December 31, 2020 primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other impairments for the years ended December 31, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2022 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$317	$315
Due after one year through five years	1,644	1,581
Due after five years through 10 years	3,608	3,104
Due after 10 years	4,579	4,528
	10,148	9,528
Residential mortgage backed securities	3,254	2,959
Commercial mortgage backed securities	2,904	2,651
Asset backed securities	1,025	997
Total	$17,331	$16,135

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2022	2021	2020
Fixed maturities	$615	$643	$777
Mortgage loans	73	102	115
Other investments	159	101	(3)
	847	846	889
Less: investment expenses	20	19	20
Total	$827	$827	$869

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Fixed maturities	$(88)	$556	$5
Mortgage loans	(1)	57	(10)
Other investments	(11)	(18)	(5)
Total	$(100)	$595	$(10)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at December 31, 2019(1)	$20
Cumulative effect of adoption of current expected credit losses guidance	3
Balance at January 1, 2020	23
Provisions	12
Balance at December 31, 2020	35
Provisions	(23)
Balance at December 31, 2021	12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	$11

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

The decrease in the allowance for credit losses provision for commercial loans in 2021 reflected the sale of certain commercial mortgage loans and syndicated loans in conjunction with the fixed deferred and immediate annuity reinsurance transaction in 2021.

As of December 31, 2022 and 2021, accrued interest on commercial loans was $14 million and $11 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

There were no commercial mortgage loans sold for the years ended December 31, 2022 and 2020. During the year ended December 31, 2021, the Company sold $746 million of commercial mortgage loans.

During the years ended December 31, 2022, 2021 and 2020, the Company purchased $42 million, $26 million and $140 million, respectively, of syndicated loans, and sold nil, $340 million and $13 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2022 and 2021. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2022 and 2021. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2022 and 2021.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2022
Loan-to-Value Ratio (in millions)	2022	2021	2020	2019	2018	Prior	Total
> 100%	$—	$—	$2	$2	$—	$39	$43
80% - 100%	1	9	2	20	7	30	69
60% - 80%	39	85	17	52	9	104	306
40% - 60%	49	84	64	80	55	426	758
< 40%	16	8	27	42	78	432	603
Total	$105	$186	$112	$196	$149	$1,031	$1,779

RiverSource Life Insurance Company

	December 31, 2021
Loan-to-Value Ratio (in millions)	2021	2020	2019	2018	2017	Prior	Total
> 100%	$—	$—	$20	$10	$—	$29	$59
80% - 100%	9	2	9	2	—	29	51
60% - 80%	141	76	59	15	58	133	482
40% - 60%	37	30	75	74	49	393	658
< 40%	6	8	46	—	47	443	550
Total	$193	$116	$209	$101	$154	$1,027	$1,800

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
	2022	2021	2022	2021
	(in millions)
East North Central	$192	$183	11%	10%
East South Central	51	54	3	3
Middle Atlantic	100	107	6	6
Mountain	120	111	7	6
New England	17	21	1	1
Pacific	601	589	34	33
South Atlantic	467	477	26	26
West North Central	115	136	6	8
West South Central	116	122	6	7

	1,779	1,800	100%	100%

Less: allowance for credit losses	11	12

Total	$1,768	$1,788

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
	2022	2021	2022	2021
	(in millions)
Apartments	$465	$464	26%	26%
Hotel	14	15	1	1
Industrial	295	293	17	16
Mixed use	55	57	3	3
Office	243	254	14	14
Retail	576	589	32	33
Other	131	128	7	7

	1,779	1,800	100%	100%

Less: allowance for credit losses	11	12

Total	$1,768	$1,788

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2022 and 2021 was $72 million and $43 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2022 and 2021. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality.

RiverSource Life Insurance Company

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2022
Internal Risk Rating (in millions)	2022	2021	2020	2019	2018	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	5	—	3	—	2	10
Risk 2	5	13	2	5	—	11	36
Risk 1	3	5	1	3	5	9	26
Total	$8	$23	$3	$11	$5	$22	$72

	December 31, 2021
Internal Risk Rating (in millions)	2021	2020	2019	2018	2017	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	—	—	1	1
Risk 2	11	—	4	1	8	4	28
Risk 1	4	—	—	3	3	4	14
Total	$15	$—	$4	$4	$11	$9	$43

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $7.4 billion and $7.9 billion as of December 31, 2022 and 2021, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2022 and 2021.

Troubled Debt Restructurings

There were no loans accounted for as a troubled debt restructuring by the Company during the years ended December 31, 2022, 2021 and 2020. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Pre-adoption balance at December 31, 2020	$1,671	$22	$43	$7	$100	$452
Effect of shadow reserve adjustments	42	4	18	1	31	53
Post-adoption balance at January 1, 2021	1,713	26	61	8	131	505
Capitalization of acquisition costs	110	71	—	—	3	54
Amortization	(145)	(6)	(8)	(1)	(9)	(47)
Balance at December 31, 2021	$1,678	$91	$53	$7	$125	$512

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$108	$(3)	$—	$19	$89	$2,508
Effect of shadow reserve adjustments	149	6	—	—	—	304
Post-adoption balance at January 1, 2021	257	3	—	19	89	2,812
Capitalization of acquisition costs	9	—	1	2	4	254
Amortization	(18)	—	—	(2)	(9)	(245)
Balance at December 31, 2021	$248	$3	$1	$19	$84	$2,821

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2022	$1,678	$91	$53	$7	$125	$512
Capitalization of acquisition costs	39	73	—	—	1	55
Amortization	(135)	(15)	(8)	(1)	(8)	(46)
Balance at December 31, 2022	$1,582	$149	$45	$6	$118	$521

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Total, All Products
Balance at January 1, 2022	$248	$3	$1	$19	$84	$2,821
Capitalization of acquisition costs	5	—	1	1	4	179
Amortization	(17)	—	—	(2)	(9)	(241)
Balance at December 31, 2022	$236	$3	$2	$18	$79	$2,759

The balances of and changes in DAC prior to the adoption of ASU 2018-12 were as follows:

(in millions)	2020
Balance at January 1	$2,673
Capitalization of acquisition costs	216
Amortization	(164)
Amortization, impact of valuation assumptions review	(100)
Impact of change in net unrealized (gains) losses on securities	(117)
Balance at December 31	$2,508

The impact of the Company’s valuation assumption review to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit.

The following tables summarize the balances of and changes in DSIC, including the January 1, 2021 adoption of ASU 2018-12. DSIC are recorded in Other assets.

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Pre-adoption balance at December 31, 2020	$173	$14	$187
Effect of shadow reserve adjustments	8	8	16
Post-adoption balance at January 1, 2021	181	22	203
Capitalization of sales inducement costs	1	—	1
Amortization	(18)	(3)	(21)
Balance at December 31, 2021	$164	$19	$183

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2022	$164	$19	$183
Capitalization of sales inducement costs	1	—	1
Amortization	(16)	(3)	(19)
Balance at December 31, 2022	$149	$16	$165

The balances of and changes in DSIC prior to the adoption of ASU 2018-12 were as follows:

(in millions)	2020
Balance at January 1	$216
Capitalization of sales inducement costs	1
Amortization	(13)
Amortization, impact of valuation assumptions review	(16)
Impact of change in net unrealized (gains) losses on securities	(1)
Balance at December 31	$187

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent immediate annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2022 and 2021, traditional life and UL insurance policies in force were $198.9 billion and $198.6 billion, respectively, of which $146.2 billion and $145.1 billion as of December 31, 2022 and 2021 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Direct premiums	$530	$490	$565
Reinsurance ceded	(224)	(1,361)	(224)
Net premiums	$306	$(871)	$341

Policy and contract charges are presented on the Consolidated Statements of Income net of $165 million, $152 million and $140 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2022, 2021 and 2020, respectively.

The amount of claims recovered through reinsurance on all contracts was $435 million, $404 million and $400 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Reinsurance recoverables include approximately $2.7 billion and $3.5 billion related to LTC risk ceded to Genworth as of December 31, 2022 and 2021, respectively.

Policyholder account balances, future policy benefits and claims include $388 million and $413 million related to previously assumed reinsurance arrangements as of December 31, 2022 and 2021, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2022	2021
Policyholder account balances
Policyholder account balances	$24,986	$23,723
Future policy benefits
Reserve for future policy benefits	7,495	9,721
Deferred profit liability	62	54
Additional liabilities for insurance guarantees	1,186	1,242
Other insurance and annuity liabilities	177	66
Total future policy benefits	8,920	11,083
Policy claims and other policyholders’ funds	216	211
Total policyholder account balances, future policy benefits and claims	$34,122	$35,017
Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these provisions.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2022	$4,972	$4,458	$7,251	$323	$527
Contract deposits	146	2,784	55	—	53
Policy charges	(8)	—	—	—	—
Surrenders and other benefits	(450)	(41)	(744)	(17)	(124)
Net transfer from (to) separate account liabilities	(60)	—	—	—	—
Other variable account adjustments	—	(791)	—	—	—
Interest credited	152	—	237	6	15
Balance at December 31, 2022	$4,752	$6,410	$6,799	$312	$471
Weighted-average crediting rate	3.2%	1.1%	3.5%	1.9%	N/A
Cash surrender value (1)	$4,720	$5,986	$6,786	$277	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,602	$1,493	$2,534	$563	$23,723
Contract deposits	134	233	218	(3)	3,620
Policy charges	(178)	(91)	(116)	—	(393)
Surrenders and other benefits	(67)	(70)	(50)	(56)	(1,619)
Net transfer from (to) separate account liabilities	—	(102)	—	—	(162)
Other variable account adjustments	—	—	—	—	(791)
Interest credited	53	57	68	20	608
Balance at December 31, 2022	$1,544	$1,520	$2,654	$524	$24,986
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$9,187	$57,354	$15,043	$149
Cash surrender value (1)	$1,382	$1,054	$2,148	$348

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2021	$5,098	$1,377	$7,619	$318	$578
Contract deposits	332	2,699	59	—	69
Policy charges	(11)	—	—	—	—
Surrenders and other benefits	(434)	(15)	(672)	(9)	(134)
Net transfer from (to) separate account liabilities	(168)	—	—	—	—
Other variable account adjustments	—	397	—	—	—
Interest credited	155	—	245	14	14
Balance at December 31, 2021	$4,972	$4,458	$7,251	$323	$527
Weighted-average crediting rate	3.2%	1.0%	3.4%	1.9%	N/A
Cash surrender value (1)	$4,936	$4,180	$7,232	$319	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2021	$1,640	$1,476	$2,269	$605	$20,980
Contract deposits	157	232	242	(3)	3,787
Policy charges	(181)	(87)	(111)	—	(390)
Surrenders and other benefits	(69)	(80)	(41)	(61)	(1,515)
Net transfer from (to) separate account liabilities	—	(105)	—	—	(273)
Other variable account adjustments	—	—	—	—	397
Interest credited	55	57	175	22	737
Balance at December 31, 2021	$1,602	$1,493	$2,534	$563	$23,723
Weighted-average crediting rate	3.6%	3.8%	2.0%	4.0%
Net amount at risk	$9,619	$55,224	$15,461	$165
Cash surrender value (1)	$1,424	$1,072	$2,013	$379

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2022 and December 31, 2021 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2022
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$169	$102	$18	$—	$—	$289
	2%	–	2.99%	177	—	—	—	—	177
	3%	–	3.99%	2,611	—	—	1	—	2,612
	4%	–	5.00%	1,611	—	—	—	—	1,611

	Total			$4,568	$102	$18	$1	$—	$4,689

Fixed accounts of structured variable annuities	1%	–	1.99%	$12	$7	$3	$1	$—	$23
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$7	$3	$1	$—	$23

Fixed annuities	1%	–	1.99%	$460	$402	$132	$33	$10	$1,037
	2%	–	2.99%	67	—	—	—	—	67
	3%	–	3.99%	3,344	—	—	—	—	3,344
	4%	–	5.00%	2,333	—	—	—	—	2,333

	Total			$6,204	$402	$132	$33	$10	$6,781

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$3	$7	$14	$—	$25
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$1	$3	$7	$14	$—	$25

RiverSource Life Insurance Company

				December 31, 2022
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	55	—	1	—	—	56
	3%	–	3.99%	885	1	2	—	—	888
	4%	–	5.00%	569	—	—	—	—	569

	Total			$1,509	$1	$3	$—	$—	$1,513

Fixed accounts of variable universal life insurance	1%	–	1.99%	$4	$3	$2	$—	$9	$18
	2%	–	2.99%	30	—	1	2	2	35
	3%	–	3.99%	134	1	1	1	—	137
	4%	–	5.00%	648	—	—	—	—	648

	Total			$816	$4	$4	$3	$11	$838

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	126	—	—	—	—	126
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$126	$—	$3	$—	$—	$129

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	32	—	—	—	—	32
	4%	–	5.00%	314	—	—	—	—	314

	Total			$346	$—	$—	$—	$—	$346

Total	1%	–	1.99%	$646	$517	$165	$48	$19	$1,395
	2%	–	2.99%	455	—	2	2	2	461
	3%	–	3.99%	7,006	2	3	2	—	7,013
	4%	–	5.00%	5,475	—	—	—	—	5,475

	Total			$13,582	$519	$170	$52	$21	$14,344

Percentage of total account values that reset in:
Next 12 months				99.8%	96.3%	93.8%	100.0%	100.0%	99.6%
> 12 months to 24 months				0.1	3.0	5.8	—	—	0.3
> 24 months				0.1	0.7	0.4	—	—	0.1
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

				December 31, 2021
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$283	$13	$8	$—	$—	$304
	2%	–	2.99%	193	—	—	—	—	193
	3%	–	3.99%	2,729	—	—	1	—	2,730
	4%	–	5.00%	1,627	—	—	—	—	1,627

	Total			$4,832	$13	$8	$1	$—	$4,854

Fixed accounts of structured variable annuities	1%	–	1.99%	$13	$—	$—	$—	$—	$13
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$13	$—	$—	$—	$—	$13

Fixed annuities	1%	–	1.99%	$1,009	$100	$86	$36	$10	$1,241
	2%	–	2.99%	79	—	—	—	—	79
	3%	–	3.99%	3,637	—	—	—	—	3,637
	4%	–	5.00%	2,274	—	—	—	—	2,274

	Total			$6,999	$100	$86	$36	$10	$7,231

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$4	$8	$15	$—	$28
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$1	$4	$8	$15	$—	$28

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	46	—	—	—	—	46
	3%	–	3.99%	907	—	—	—	—	907
	4%	–	5.00%	617	—	—	—	—	617

	Total			$1,570	$—	$—	$—	$—	$1,570

Fixed accounts of variable universal life insurance	1%	–	1.99%	$11	$—	$—	$—	$—	$11
	2%	–	2.99%	35	—	—	—	—	35
	3%	–	3.99%	137	—	—	—	—	137
	4%	–	5.00%	666	—	—	—	—	666

	Total			$849	$—	$—	$—	$—	$849

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	130	—	—	—	—	130
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$130	$—	$3	$—	$—	$133

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	35	—	—	—	—	35
	4%	–	5.00%	342	—	—	—	—	342

	Total			$377	$—	$—	$—	$—	$377

Total	1%	–	1.99%	$1,317	$117	$105	$51	$10	$1,600
	2%	–	2.99%	483	—	—	—	—	483
	3%	–	3.99%	7,445	—	—	1	—	7,446
	4%	–	5.00%	5,526	—	—	—	—	5,526

	Total			$14,771	$117	$105	$52	$10	$15,055

RiverSource Life Insurance Company

		December 31, 2021
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		98.8%	85.1%	79.8%	33.8%	1.1%	98.2%
> 12 months to 24 months		1.0	—	10.5	66.2	98.9	1.4
> 24 months		0.2	14.9	9.7	—	—	0.4
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$1,536	$633	$530	$5,749	$8,448
Effect of shadow reserve adjustments	(175)	—	—	(566)	(741)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	4	—	—	35	39
Effect of change in deferred profit liability	(43)	—	—	—	(43)
Effect of remeasurement of the liability at the current single A discount rate	215	265	238	1,965	2,683
Post-adoption balance at January 1, 2021	1,537	898	768	7,183	10,386
Less: reinsurance recoverable	—	601	24	3,623	4,248
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$1,537	$297	$744	$3,560	$6,138

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$702	$238	$1,831	$2,771
Beginning balance at original discount rate	—	536	183	1,498	2,217
Effect of changes in cash flow assumptions	—	—	—	(6)	(6)
Effect of actual variances from expected experience	—	56	(35)	(61)	(40)
Adjusted beginning of year balance	$—	$592	$148	$1,431	$2,171
Issuances	38	78	18	—	134
Interest accrual	—	29	9	73	111
Net premiums collected	(38)	(63)	(20)	(184)	(305)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$636	$155	$1,320	$2,111
Effect of changes in discount rate assumptions	—	141	33	227	401
Balance at December 31, 2021	$—	$777	$188	$1,547	$2,512
Present Value of Future Policy Benefits:
Balance at January 1, 2021	$1,537	$1,600	$1,006	$9,014	$13,157
Beginning balance at original discount rate	1,321	1,169	714	6,716	9,920
Effect of changes in cash flow assumptions	—	—	—	(8)	(8)
Effect of actual variances from expected experience	(14)	58	(40)	(124)	(120)
Adjusted beginning of year balance	$1,307	$1,227	$674	$6,584	$9,792
Issuances	39	78	18	—	135
Interest accrual	53	70	39	347	509
Benefit payments	(168)	(120)	(43)	(336)	(667)
Derecognition (lapses)	—	—	—	—	—

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Ending balance at original discount rate	$1,231	$1,255	$688	$6,595	$9,769
Effect of changes in discount rate assumptions	139	343	226	1,755	2,463
Balance at December 31, 2021	$1,370	$1,598	$914	$8,350	$12,232
Adjustment due to reserve flooring	$—	$1	$—	$—	$1
Net liability for future policy benefits	$1,370	$822	$726	$6,803	$9,721
Less: reinsurance recoverable	1,265	558	25	3,443	5,291
Net liability for future policy benefits, after reinsurance recoverable	$105	$264	$701	$3,360	$4,430
Discounted expected future gross premiums	$—	$2,005	$1,158	$1,623	$4,786
Expected future gross premiums	$—	$2,815	$1,395	$1,905	$6,115
Expected future benefit payments	$1,707	$2,159	$1,217	$11,568	$16,651
Weighted average interest accretion rate	4.2%	6.5%	5.9%	5.3%
Weighted average discount rate	2.6%	2.8%	2.8%	2.9%
Weighted average duration of liability (in years)	7	8	9	10

The annual review of LTC future policy benefit reserves in the third quarter of 2021 resulted in assumption updates that decreased the net liability for future policy benefits $2 million, partially offset by a $1 million decrease to reinsurance recoverable, primarily reflecting updates to premium rate increase and benefit reduction assumptions.

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$777	$188	$1,547	$2,512
Beginning balance at original discount rate	—	636	155	1,320	2,111
Effect of changes in cash flow assumptions	—	1	1	52	54
Effect of actual variances from expected experience	—	47	(22)	(48)	(23)
Adjusted beginning of year balance	$—	$684	$134	$1,324	$2,142
Issuances	42	57	12	—	111
Interest accrual	—	34	7	65	106
Net premiums collected	(42)	(67)	(16)	(169)	(294)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$137	$1,220	$2,065
Effect of changes in discount rate assumptions	—	(22)	(3)	(13)	(38)
Balance at December 31, 2022	$—	$686	$134	$1,207	$2,027
Present Value of Future Policy Benefits:
Balance at January 1, 2022	$1,370	$1,598	$914	$8,350	$12,232
Beginning balance at original discount rate	1,231	1,255	688	6,595	9,769
Effect of changes in cash flow assumptions	—	(8)	1	42	35
Effect of actual variances from expected experience	(13)	52	(28)	(36)	(25)
Adjusted beginning of year balance	$1,218	$1,299	$661	$6,601	$9,779
Issuances	42	57	12	—	111
Interest accrual	49	73	38	336	496
Benefit payments	(154)	(116)	(42)	(368)	(680)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,155	$1,313	$669	$6,569	$9,706
Effect of changes in discount rate assumptions	(90)	6	27	(130)	(187)
Balance at December 31, 2022	$1,065	$1,319	$696	$6,439	$9,519
Adjustment due to reserve flooring	$—	$3	$—	$—	$3
Net liability for future policy benefits	$1,065	$636	$562	$5,232	$7,495
Less: reinsurance recoverable	949	443	19	2,649	4,060
Net liability for future policy benefits, after reinsurance recoverable	$116	$193	$543	$2,583	$3,435
Discounted expected future gross premiums	$—	$1,855	$926	$1,381	$4,162
Expected future gross premiums	$—	$3,183	$1,331	$1,908	$6,422
Expected future benefit payments	$1,595	$2,234	$1,169	$11,229	$16,227
Weighted average interest accretion rate	4.1%	6.4%	6.1%	5.2%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%
Weighted average duration of liability (in years)	6	7	8	9

RiverSource Life Insurance Company

The annual review of LTC future policy benefit reserves in the third quarter of 2022 resulted in assumption updates that decreased the net liability for future policy benefits $10 million, partially offset by a $4 million decrease to reinsurance recoverable, primarily reflecting updates to morbidity, premium rate increase and benefit reduction assumptions. The annual review of term life insurance future policy benefit reserves in the third quarter of 2022 resulted in assumption updates that decreased the net liability for future policy benefits by $9 million, offset by a $16 million decrease to reinsurance recoverable, reflecting updates to lapse assumptions.

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,120	$76	$46	$1,242
Interest accrual	32	5	1	38
Benefit accrual	108	8	—	116
Benefit payments	(43)	(14)	(4)	(61)
Effect of actual variances from expected experience	(19)	2	(2)	(19)
Impact of change in net unrealized (gains) losses on securities	(98)	(3)	(29)	(130)
Balance at December 31, 2022	$1,100	$74	$12	$1,186
Weighted average interest accretion rate	2.9%	7.0%	4.1%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2021	$1,030	$74	$58	$1,162
Interest accrual	29	5	1	35
Benefit accrual	129	8	3	140
Benefit payments	(37)	(12)	(5)	(54)
Effect of actual variances from expected experience	(10)	2	(1)	(9)
Impact of change in net unrealized (gains) losses on securities	(21)	(1)	(10)	(32)
Balance at December 31, 2021	$1,120	$76	$46	$1,242
Weighted average interest accretion rate	2.9%	7.0%	4.0%
Weighted average discount rate	3.1%	7.1%	4.0%
Weighted average duration of reserves (in years)	12	9	7

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2022		2021
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$45	$49	$39	$53
Term and whole life insurance	169	39	166	41
Disability insurance	127	31	131	30
Long term care insurance	189	271	192	274
Total	$530	$390	$528	$398

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products

Pre-adoption balance at December 31, 2020	$19	$76	$—	$95
Effect of shadow reserve adjustments	5	10	153	168
Post-adoption balance at January 1, 2021	24	86	153	263
Deferral of revenue	3	34	55	92
Amortization	(1)	(8)	(13)	(22)
Balance at December 31, 2021	$26	$112	$195	$333
Balance at January 1, 2022	$26	$112	$195	$333
Deferral of revenue	2	48	54	104
Amortization	(1)	(10)	(16)	(27)
Balance at December 31, 2022	$27	$150	$233	$410

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2022, 2021 and 2020.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2022	$82,862	$9,376	$92,238
Premiums and deposits	1,067	425	1,492
Policy charges	(1,396)	(278)	(1,674)
Surrenders and other benefits	(4,923)	(286)	(5,209)
Investment return	(14,450)	(1,654)	(16,104)
Net transfer from (to) general account	63	70	133
Balance at December 31, 2022	$63,223	$7,653	$70,876
Cash surrender value	$61,461	$7,200	$68,661

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2021	$79,299	$8,257	$87,556
Premiums and deposits	2,590	411	3,001
Policy charges	(1,520)	(263)	(1,783)
Surrenders and other benefits	(6,336)	(362)	(6,698)
Investment return	8,660	1,249	9,909
Net transfer from (to) general account	169	84	253
Balance at December 31, 2021	$82,862	$9,376	$92,238
Cash surrender value	$80,746	$8,939	$89,685

12. MARKET RISK BENEFITS/VARIABLE ANNUITY AND INSURANCE GUARANTEES

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB, and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)
Pre-adoption balance at December 31, 2020	$3,084
Effect of shadow reserve adjustments	(3)
Adjustments for the cumulative effect of the changes in instrument-specific credit risk on market risk benefits between the original contract issuance date and the transition date	670
Adjustments to the host contract for differences between previous carrying amount and fair value measurement for the market risk benefits under the option-based method of valuation	20
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits	1,058
Post-adoption balance at January 1, 2021	$4,829

RiverSource Life Insurance Company

	Years Ended December 31,
(in millions, except age)	2022	2021
Balance at beginning of period	$2,901	$4,829
Issuances	27	45
Interest accrual and time decay	(237)	(294)
Reserve increase from attributed fees collected	810	819
Reserve release for benefit payments and derecognition	(29)	(8)
Effect of changes in interest rates and bond markets	(4,193)	(1,053)
Effect of changes in equity markets and subaccount performance	2,258	(1,558)
Effect of changes in equity index volatility	205	73
Actual policyholder behavior different from expected behavior	17	52
Effect of changes in other future expected assumptions	(139)	123
Effect of changes in the instrument-specific credit risk on market risk benefits	(517)	(127)
Balance at end of period	$1,103	$2,901
Reconciliation of the gross balances in an asset or liability position:
Asset position	$1,015	$539
Liability position	(2,118)	(3,440)
Net asset (liability) position	$(1,103)	$(2,901)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$2,781	$251
Living benefits	$3,364	$195
Composite (greater of)	$5,830	$441
Weighted average attained age of contractholders	68	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(2,044)	$(2,502)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period	$(505)	$(102)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$1,103	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.0%
			Surrender rate(2)	0.2%	–	45.6%	3.6%
			Market volatility(3)	0.0%	–	26.6%	12.1%
			Nonperformance risk(4)	95 bps			95 bps
			Mortality rate(5)	0.0%	–	41.6%	1.5%

	December 31, 2021
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$2,901	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	10.6%
			Surrender rate(2)	0.2%	–	45.6%	3.6%
			Market volatility(3)	0.0%	–	25.4%	11.4%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	54.5%	1.5%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2022 and 2021, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2022

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $39 million.

•	Updates to surrender rates resulted in a decrease to pre-tax income of $200 million.

•	Updates to mortality rates resulted in a decrease to pre-tax income of $49 million.

Year ended December 31, 2021

•	Updates to surrender rates resulted in a decrease to pre-tax income of $185 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rates used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality rates used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair values measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender rates, utilization rates and mortality rates vary with the type of base product, type of rider, the duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Variable Annuity and Insurance Guarantees

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees prior to the adoption of ASU 2018-12 were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2020	$16	$7	$1,462	$(39)	$758
Incurred claims	15	—	1,587	40	209
Paid claims	(7)	(1)	—	—	(51)
Balance at December 31, 2020	$24	$6	$3,049	$1	$916

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. As of December 31, 2022 and 2021, the Company had accessed collateralized borrowings and pledged (granted a lien on) certain investments, primarily commercial mortgage backed securities, with an aggregate fair value of $962 million and $1.0 billion, respectively. The amount of the Company’s liability including accrued interest was $201 million and $200 million as of December 31, 2022 and 2021, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2022 and 2021. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2022 and 2021 was 4.6% and 0.3%, respectively.

RiverSource Life Insurance Company

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to London Interbank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2022 and 2021.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2022 and 2021.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this line of credit as of both December 31, 2022 and 2021.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2022 and 2021 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$8,311	$395	$8,706
Residential mortgage backed securities	—	2,959	—	2,959
Commercial mortgage backed securities	—	2,651	—	2,651
State and municipal obligations	—	786	—	786
Asset backed securities	—	452	545	997
Foreign government bonds and obligations	—	35	—	35
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	15,194	940	16,135
Cash equivalents	1,063	1,529	—	2,592
Market risk benefits	—	—	1,015	1,015	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	48	48
Other assets:
Interest rate derivative contracts	7	260	—	267
Equity derivative contracts	129	2,564	—	2,693
Foreign exchange derivative contracts	—	34	—	34
Credit derivative contracts	—	13	—	13
Total other assets	136	2,871	—	3,007
Separate account assets at net asset value (“NAV”)				70,876	(2)
Total assets at fair value	$1,200	$19,594	$2,003	$93,673

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$44	$47
IUL embedded derivatives	—	—	739	739
Structured variable annuity embedded derivatives	—	—	(137)	(137	)(3)
Total policyholder account balances, future policy benefits and claims	—	3	646	649	(4)
Market risk benefits	—	—	2,118	2,118	(1)
Other liabilities:
Interest rate derivative contracts	4	351	—	355
Equity derivative contracts	138	2,228	—	2,366
Foreign exchange derivative contracts	6	4	—	10
Total other liabilities	148	2,583	—	2,731
Total liabilities at fair value	$148	$2,586	$2,764	$5,498

RiverSource Life Insurance Company

	December 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$9,142	$496	$9,638
Residential mortgage backed securities	—	2,250	—	2,250
Commercial mortgage backed securities	—	2,656	—	2,656
State and municipal obligations	—	1,074	—	1,074
Asset backed securities	—	246	291	537
Foreign government bonds and obligations	—	83	—	83
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	15,451	787	16,239
Cash equivalents	1,985	1,191	—	3,176
Market risk benefits	—	—	539	539	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	59	59
Other assets:
Interest rate derivative contracts	1	1,251	—	1,252
Equity derivative contracts	158	4,080	—	4,238
Foreign exchange derivative contracts	1	17	—	18
Credit derivative contracts	—	9	—	9
Total other assets	160	5,357	—	5,517
Separate account assets at NAV				92,238	(2)
Total assets at fair value	$2,146	$21,999	$1,385	$117,768

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$5	$56	$61
IUL embedded derivatives	—	—	905	905
Structured variable annuity embedded derivatives	—	—	406	406
Total policyholder account balances, future policy benefits and claims	—	5	1,367	1,372	(5)
Market risk benefits	—	—	3,440	3,440	(1)
Other liabilities:
Interest rate derivative contracts	1	467	—	468
Equity derivative contracts	101	3,610	—	3,711
Foreign exchange derivative contracts	1	—	—	1
Total other liabilities	103	4,077	—	4,180
Total liabilities at fair value	$103	$4,082	$4,807	$8,992

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.
(4)	The Company’s adjustment for nonperformance risk resulted in a $139 million cumulative decrease to the embedded derivatives as of December 31, 2022.
(5)	The Company’s adjustment for nonperformance risk resulted in a $96 million cumulative decrease to the embedded derivatives as of December 31, 2021.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2021	$766	$9	$395	$1,170		$—
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	3
Other comprehensive income (loss)	(10)	—	(1)	(11)		—
Purchases	108	—	—	108		—
Issues	—	—	—	—		57
Settlements	(119)	—	(81)	(200)		(1)
Transfers into Level 3	168	—	2	170		—
Transfers out of Level 3	(416)	(9)	(24)	(449)		—
Balance at December 31, 2021	$496	$—	$291	$787		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2021	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2021	$(8)	$—	$(1)	$(9)		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives	Total
Balance at January 1, 2021	$49		$935		$70	$1,054
Total (gains) losses included in:
Net income	10	(2)	68	(2)	393 (3)	471
Issues	—		—		(28)	(28)
Settlements	(3)		(98)		(29)	(130)
Balance at December 31, 2021	$56		$905		$406	$1,367
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2021	$—		$68	(2)	$—	$68

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total
Balance at January 1, 2020	$735	$17	$389	$1,141
Total gains (losses) included in:
Other comprehensive income (loss)	15	1	(2)	14
Purchases	62	39	—	101
Settlements	(46)	—	(6)	(52)
Transfers into Level 3	—	—	14	14
Transfers out of Level 3	—	(48)	—	(48)
Balance at December 31, 2020	$766	$9	$395	$1,170
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2020	$(1)	$—	$—	$(1	)(1)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2020	$15	$1	$(2)	$14

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives(5)		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2020	$43		$881		$763		$—		$1,687
Total (gains) losses included in:
Net income	4	(2)	76	(2)	1,152	(3)	91	(3)	1,323
Issues	3		61		362		(21)		405
Settlements	(1)		(83)		39		—		(45)
Balance at December 31, 2020	$49		$935		$2,316		$70		$3,370
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2020	$—		$76	(2)	$1,206	(3)	$—		$1,282

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.
(5)	GMWB and GMAB were accounted for as embedded derivatives prior to the adoption of ASU 2018-12. Upon adoption of ASU 2018-12, GMWB and GMAB are accounted for as market risk benefits.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $45 million and $(23) million, net of the reinsurance accrual, for the years ended December 31, 2022 and 2021, respectively, and $196 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the year ended December 31, 2020 (prior to the adoption of ASU 2018-12).

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2022
	Fair Value		Valuation Technique	Unobservable Input	Range	Weighted Average
	(in millions)
Corporate debt securities (private placements)	$395		Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%–2.3%	1.4%
Asset backed securities	$545		Discounted cash flow	Annual default rate	2.4%	2.4%
				Loss severity	25.0%	25.0%
				Yield/spread to U.S. Treasuries(2)	320 bps–550 bps	329 bps
Fixed deferred indexed annuity ceded embedded derivatives	$48		Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$44		Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
				Nonperformance risk (5)	95 bps	95 bps
IUL embedded derivatives	$739		Discounted cash flow	Nonperformance risk (5)	95 bps	95 bps
Structured variable annuity embedded derivatives	$(137	)(6)	Discounted cash flow	Surrender rate (4)	0.8%–40.0%	0.9%
				Nonperformance risk (5)	95 bps	95 bps

	December 31, 2021
	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
	(in millions)
Corporate debt securities (private placements)	$496	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%–2.4%	1.1%
Asset backed securities	$291	Discounted cash flow	Annual default rate	5.8%	5.8%
			Loss severity	25.0%	25.0%
			Yield/spread to swap rates (3)	175 bps–275 bps	182 bps
Fixed deferred indexed annuity ceded embedded derivatives	$59	Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$56	Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
			Nonperformance risk (5)	65 bps	65 bps
IUL embedded derivatives	$905	Discounted cash flow	Nonperformance risk (5)	65 bps	65 bps
Structured variable annuity embedded derivatives	$406	Discounted cash flow	Surrender rate (4)	0.8%–40.0%	0.9%
			Nonperformance risk (5)	65 bps	65 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(3)

The weighted average for the yield/spread to swap rates for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its yield/spread to swap divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)

The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives. During the third quarter of 2022, the Company changed to using a U.S. Treasury curve as its observable discount rate curve reflecting the evolution of LIBOR discontinuation as an observable reference rate used by market participants.

(6)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the yield/spread to swap rates in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in the surrender rate used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest

RiverSource Life Insurance Company

rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2022 and 2021. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders (prior to the adoption of ASU 2018-12), fixed deferred indexed annuity, structured variable annuity and IUL products.

Prior to the adoption of ASU 2018-12, the Company valued the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculated fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models included observable capital market assumptions and incorporated significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that included margins for risk, all of which the Company believed a market participant would expect. The fair value also reflected a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements were classified as Level 3. The embedded derivatives attributable to these provisions were recorded in Policyholder account balances, future policy benefits and claims. Refer to Note 12 for additional information on these provisions accounted for as market risk benefits under ASU 2018-12.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2022 and 2021. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $58 million and $93 million as of December 31, 2022 and 2021, respectively, and is classified as Level 3 in the fair value hierarchy.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2022
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,768	$—	$—	$1,600	$1,600
Policy loans	847	—	847	—	847
Other investments	89	—	69	20	89
Receivables	7,372	—	—	6,174	6,174
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,450	$—	$—	$12,470	$12,470
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	315	—	315
Other liabilities	8	—	—	7	7
Separate account liabilities — investment contracts	298	—	298	—	298

	December 31, 2021
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,788	$—	$—	$1,872	$1,872
Policy loans	834	—	834	—	834
Other investments	61	—	40	21	61
Receivables	7,876	—	—	8,630	8,630
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,289	$—	$—	$13,215	$13,215
Short-term borrowings	200	—	200	—	200
Long-term debt	500	—	498	—	498
Other liabilities	9	—	—	9	9
Separate account liabilities — investment contracts	403	—	403	—	403

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2022, 2021 and 2020, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the five year period ending December 31, 2027 and a total of $9 million thereafter.

RiverSource Life Insurance Company

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $320 million, $345 million and $358 million for the years ended December 31, 2022, 2021 and 2020, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $(56) million and $18 million as of December 31, 2022 and 2021, respectively, which is reflected in Other liabilities and Other assets, respectively.

Investments

The Company invested in AA and A rated asset backed securities issued by AAF as of December 31, 2021 and in AA, A and BBB rated asset backed securities issued by AAF 2 as of December 31, 2022, both affiliates of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2021, the fair value of these asset backed securities was $289 million. During the third quarter of 2022, the Company redeemed the outstanding AA and A rated securities issued by AAF at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2022, the fair value of these asset backed securities was $544 million. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed Maturities, at fair value. Interest income from these asset backed securities was $17 million, $12 million and $14 million for the years ended December 31, 2022, 2021 and 2020, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2022 and 2021. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Dividends paid to Ameriprise Financial	$600	$1,900	$800
Dividend received from RiverSource Life of NY	63	—	—
Dividends received from RTA	—	50	95
Return of capital received from RTA	80	—	—

On February 17, 2023, RiverSource Life Insurance Company’s Board of Directors declared a cash dividend of up to $200 million to Ameriprise Financial, payable on or after March 20, 2023, pending approval by the Minnesota Department of Commerce.

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned (deficit)/surplus was $(679) million and $175 million as of December 31, 2022 and 2021, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.1 billion and $3.4 billion as of December 31, 2022 and 2021, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Statutory net gain from operations	$1,615	$1,366	$1,393
Statutory net income	1,769	253	1,582

Government debt securities of $4 million and $5 million as of December 31, 2022 and 2021, respectively, were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,887	$—	$2,887	$(2,313)	$(565)	$(5)	$4
OTC cleared	23	—	23	(9)	—	—	14
Exchange-traded	97	—	97	(75)	—	—	22
Total	$3,007	$—	$3,007	$(2,397)	$(565)	$(5)	$40

	December 31, 2021
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,330	$—	$5,330	$(3,571)	$(1,623)	$(114)	$22
OTC cleared	88	—	88	(41)	—	—	47
Exchange-traded	99	—	99	(91)	—	—	8
Total	$5,517	$—	$5,517	$(3,703)	$(1,623)	$(114)	$77

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,630	$—	$2,630	$(2,313)	$(38)	$(277)	$2
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	92	—	92	(75)	—	(17)	—
Total	$2,731	$—	$2,731	$(2,397)	$(38)	$(294)	$2

	December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$4,048	$—	$4,048	$(3,571)	$(181)	$(293)	$3
OTC cleared	41	—	41	(41)	—	—	—
Exchange-traded	91	—	91	(91)	—	—	—
Total	$4,180	$—	$4,180	$(3,703)	$(181)	$(293)	$3

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2022			December 31, 2021
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$101,302	$267	$355	$79,459	$1,252	$468
Equity contracts	67,416	2,693	2,366	59,763	4,238	3,711
Credit contracts	1,802	13	—	1,717	9	—
Foreign exchange contracts	2,870	34	10	2,239	18	1
Total non-designated hedges	173,390	3,007	2,731	143,178	5,517	4,180
Embedded derivatives
IUL	N/A	—	739	N/A	—	905
Fixed deferred indexed annuities and deposit receivables	N/A	48	47	N/A	59	61
Structured variable annuity (3)	N/A	—	(137)	N/A	—	406
Total embedded derivatives	N/A	48	649	N/A	59	1,372
Total derivatives	$173,390	$3,055	$3,380	$143,178	$5,576	$5,552

N/A	Not applicable.
(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2022 included $194 million of individual contracts in a liability position and $331 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2021 included $409 million of individual contracts in a liability position and $3 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2022 and 2021, investment securities with a fair value of $14 million and $123 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $5 million and $123 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2022 and 2021, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2022 and 2021, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2022
Interest rate contracts	$—	$(26)	$—	$(2,874)
Equity contracts	—	(164)	(126)	899
Credit contracts	—	—	—	279
Foreign exchange contracts	—	—	—	105
IUL embedded derivatives	—	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	4	—
Structured variable annuity embedded derivatives	—	633	—	—
Total gain (loss)	$—	$443	$95	$(1,591)

Year Ended December 31, 2021
Interest rate contracts	$—	$—	$—	$(886)
Equity contracts	1	34	91	(851)
Credit contracts	—	—	—	43
Foreign exchange contracts	—	—	—	5
IUL embedded derivatives	—	—	30	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	(8)	—
Structured variable annuity embedded derivatives	—	(393)	—	—
Total gain (loss)	$1	$(359)	$113	$(1,689)

RiverSource Life Insurance Company

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2020
Interest rate contracts	$—	$1,633	$—	$—
Equity contracts	—	(744)	55	—
Credit contracts	—	(106)	—	—
Foreign exchange contracts	—	(8)	—	—
GMWB and GMAB embedded derivatives (1)	—	(1,553)	—	—
IUL embedded derivatives	—	—	7	—
Fixed deferred indexed annuities embedded derivatives	—	—	(4)	—
Structured variable annuity embedded derivatives	—	(91)	—	—
Total gain (loss)	$—	$(869)	$58	$—

(1)	GMWB and GMAB were accounted for as embedded derivatives prior to the adoption of ASU 2018-12. Upon adoption of ASU 2018-12, GMWB and GMAB are accounted for as market risk benefits.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2022:

(in millions)	Premiums Payable	Premiums Receivable
2023	$50	$43
2024	132	23
2025	121	21
2026	251	88
2027	19	—
2028-2029	59	—
Total	$632	$175

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the years ended December 31, 2022, 2021 and 2020, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2022, 2021 and 2020, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2022 and 2021, the

RiverSource Life Insurance Company

aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $234 million and $383 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2022 and 2021 was $232 million and $383 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2022 and 2021 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $2 million and nil as of December 31, 2022 and 2021, respectively.

19. SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income (2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

	Year Ended December 31, 2021
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$(527)	$111	$(416)
Reclassification of net (gains) losses on securities included in net income (2)	(556)	117	(439)
Impact of benefit reserves and reinsurance recoverables	8	(1)	7
Net unrealized gains (losses) on securities	(1,075)	227	(848)
Effect of changes in discount rate assumptions on certain long-duration contracts	361	(77)	284
Effect of changes in instrument-specific credit risk on MRBs	127	(27)	100
Total other comprehensive income (loss)	$(587)	$123	$(464)

	Year Ended December 31, 2020
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$811	$(170)	$641
Reclassification of net (gains) losses on securities included in net income (2)	5	(1)	4
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables(3)	(274)	57	(217)
Net unrealized gains (losses) on securities	542	(114)	428
Total other comprehensive income (loss)	$542	$(114)	$428

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).
(3)	See Note 22 for a summary of the revision to the Company’s previously reported Consolidated Financial Statements.

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. Prior to the adoption of ASU 2018-12, adjustments to DAC, DSIC, and unearned revenue were also included.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2020	$757	$—	$—	$(1)	$756
OCI before reclassifications	424	—	—	—	424
Amounts reclassified from AOCI	4	—	—	—	4
Total OCI	428	—	—	—	428
Balance at December 31, 2020	1,185	—	—	(1)	1,184
Cumulative effect of adoption of long-duration contracts guidance	707	(1,217)	(527)	—	(1,037)
OCI before reclassifications	(409)	284	100	—	(25)
Amounts reclassified from AOCI	(439)	—	—	—	(439)
Total OCI	(848)	284	100	—	(464)
Balance at December 31, 2021	1,044	(933)	(427)	(1)	(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	$(991)	$(72)	$(20)	$(1)	$(1,084)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Current income tax
Federal	$57	$172	$233
State	(2)	6	—
Total current income tax	55	178	233
Deferred income tax
Federal	150	136	(277)
State	4	2	(1)
Total deferred income tax	154	138	(278)
Total income tax provision (benefit)	$209	$316	$(45)

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2022	2021	2020
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Low income housing tax credits	(2.9)	(3.3)	(20.1)
Dividend received deduction	(2.3)	(1.7)	(9.7)
Foreign tax credit, net of addback	(1.7)	(0.9)	(1.9)
Other, net	(0.3)	0.4	(0.8)
Income tax provision (benefit)	13.8%	15.5%	(11.5)%

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to the lower pretax income relative to tax preferred items.

The increase in the Company’s effective tax rate for the year ended December 31, 2021 compared to 2020 is primarily due to the higher pretax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21%

RiverSource Life Insurance Company

as of both December 31, 2022 and 2021. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2022	2021
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$2,274	$2,386
Net unrealized losses on Available-for-Sale securities	244	—
Other	29	14
Gross deferred income tax assets	2,547	2,400
Less: valuation allowance	30	11
Total deferred income tax assets	2,517	2,389
Deferred income tax liabilities
Investment related	923	508
Deferred acquisition costs	409	438
Net unrealized gains on Available-for-Sale securities	—	308
Other	52	57
Gross deferred income tax liabilities	1,384	1,311
Net deferred income tax assets	$1,133	$1,078

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $28 million, net of federal benefit, which will expire beginning December 31, 2023. Based on analysis of the Company’s tax position as of December 31, 2022, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2022	2021	2020
Balance at January 1	$37	$38	$39
Additions based on tax positions related to the current year	—	—	1
Reductions based on tax positions related to the current year	(1)	(1)	(1)
Additions for tax positions of prior years	1	—	—
Reductions due to lapse of statute of limitations	—	—	(1)
Balance at December 31	$37	$37	$38

If recognized, approximately $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2022, 2021 and 2020, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $34 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized nil, a net increase of $1 million and nil in interest and penalties for the years ended December 31, 2022, 2021 and 2020, respectively. As of both December 31, 2022 and 2021, the Company had a payable of $3 million related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 through 2020. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2015 through 2020.

21. COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2022	2021
Commercial mortgage loans	$—	$48
Affordable housing and other real estate partnerships	8	9
Total funding commitments	$8	$57

RiverSource Life Insurance Company

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2022, these guarantees range from 1% to 5%.

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of both December 31, 2022 and 2021, the estimated liability was $12 million. As of both December 31, 2022 and 2021, the related premium tax asset was $10 million. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

22. REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

The Company revised the Consolidated Financial Statements for the year ended December 31, 2020 to correct shadow unearned revenue liability balances associated with universal life insurance products for which the error began prior to the periods presented below. Shadow unearned revenue liability balances were reversed through AOCI as of January 1, 2021 upon the

RiverSource Life Insurance Company

adoption of ASU 2018-12. See Note 1 for additional information. A summary of the revision to our previously reported Consolidated Financial Statements is presented below:

Revised Consolidated Statements of Comprehensive Income

	Year Ended December 31,
	2020
(in millions)	As Reported	Impact of Revision	As Revised
Net unrealized gains (losses) on securities	$346	$82	$428
Total other comprehensive income (loss), net of tax	346	82	428
Total comprehensive income (loss)	784	82	866

Revised Consolidated Statements of Shareholder’s Equity

	As Reported			As Revised
(in millions)	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity	Impact of Revision	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity
Balances at January 1, 2020	$574	$3,336	$182	$756	$3,518
Other comprehensive income, net of tax	346	346	82	428	428
Balances at December 31, 2020	920	3,313	264	1,184	3,577

SAI9000_12_B02_(09/23)

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company
establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the
Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Copy of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance Between RiverSource Distributors, Inc. and RiverSource Life Insurance Company, filed as Exhibit 3.1 to the
Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760 on January 3,
2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for American Express Signature Variable Annuity ® (form 43431), filed as Exhibit 4.1 to RiverSource Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No.  333-74865 on
Form N-4, filed on Aug. 5, 1999, is incorporated by reference.

(ii)
Form of Roth IRA Endorsement contracts (form 43094), filed as Exhibit 4.2 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to Registration Statement No.  333-74865 on Form N-4, filed on Aug. 5, 1999, is incorporated by reference.

(iii)
Form of SEP-IRA contracts (form 43433), filed as Exhibit 4.3 to RiverSource Variable Annuity Account’s Pre-Effective
Amendment No. 1 to Registration Statement No.  333-74865 on Form N-4, filed on Aug. 4, 1999, is incorporated by reference.

(iv)
Form of TSA Endorsement contracts (form 43413), filed as Exhibit 4.4 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72777, on July  8, 1999, is
incorporated by reference.

(v)
Form of Guaranteed Minimum Income Benefit Rider for the American Express Signature Variable Annuity ® and the
American Express® Signature One Variable Annuity (6% Accumulation Benefit Base) (form 240186), filed as Exhibit 4.2 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4,
File No. 333-85567, on Feb. 11, 2000, is incorporated by reference.

(vi)
Form of 5% Accumulation Death Benefit Rider for the American Express Signature Variable Annuity® and the American
Express Signature One Variable Annuity(SM) (form 240183), filed as Exhibit 4.3 to RiverSource Variable Annuity
Account’s Post-Effective Amendment No.  1 to the Registration Statement on Form N-4, File No.  333-85567, on Dec. 8,
1999, is incorporated by reference.

(vii)
Form of 8% Performance Credit Rider for the American Express Signature Variable Annuity® and the American Express®
Signature One Variable Annuity (form 240187), filed as Exhibit 4.4 to RiverSource Variable Annuity Account’s
Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-85567, on Dec. 30, 1999, is
incorporated by reference.

(viii)
Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed as Exhibit 4.11 to Post-Effective Amendment
No.  10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No.  333-92297, on
January 30, 2003, is incorporated by reference.

(ix)
Form of Roth IRA Endorsement (form 272109) filed as Exhibit 4.12 to Post-Effective Amendment No.  10 to the
Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January  30, 2003, is
incorporated by reference.

(x)
Form of Variable Annuity Unisex Endorsement (form 272110) filed as Exhibit 4.13 to Post-Effective Amendment No.  10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January  30,
2003, is incorporated by reference..

(xi)
Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed as Exhibit 4.11 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement on Form N-4, File No.  333-74865, on
February 2, 2004, is incorporated by reference.

(xii)
Form of 5% Accumulation Death Benefit Rider (form 272870) filed as Exhibit 4.12 to RiverSource Variable Annuity
Account’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-74865, on February  2,
2004, is incorporated by reference.

(xiii)
Form of Enhanced Death Benefit Rider (form 272871) filed as Exhibit 4.13 to RiverSource Variable Annuity Account’s
Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-74865, on February  2, 2004, is
incorporated by reference.

(xiv)
Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872) filed as
Exhibit 4.14 to RiverSource Variable Annuity Account’s Post-Effective Amendment No.  7 to the Registration Statement on
Form N-4, Filed No. 333-74865, on February 2, 2004 is incorporated by reference.

(xv)
Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base) (form 272873) filed as Exhibit 4.15 to RiverSource Variable Annuity Account’s Post-Effective Amendment No.  7 to the Registration Statement on Form N-4,
File No. 333-74865, on February 2, 2004 is incorporated by reference.

(xvi)
Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum anniversary Value Benefit Base or 5%
Accumulation Benefit Base) (form 272874) filed as Exhibit 4.16 to RiverSource Variable Annuity Account’s Post-Effective
Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-74865, on February 2, 2004 is incorporated by reference.

(xvii)
Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit) (form 272875) filed as
Exhibit 4.17 to RiverSource Variable Annuity Account’s Post-Effective Amendment No.  7 to the Registration Statement on
Form N-4, File No. 333-74865, on February 2, 2004 is incorporated by reference.

(xviii)
Form of Deferred Variable Annuity Contract (form 272876-DPFCC) filed as Exhibit 4.21 to RiverSource Variable Annuity
Account’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No.  333-73958, on
February 10, 2004 is incorporated by reference.

(xix)
Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as Exhibit 4.22 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No.  333-92297, on
Jan. 28, 2005 is incorporated by reference.

(xx)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed as Exhibit 4.23 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No.  333-92297, on
Jan. 28, 2005 is incorporated by reference.

(xxi)
Form of Annuity Endorsement (form 273566) filed as Exhibit 4.24 to RiverSource Variable Annuity Account’s
Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No.  333-92297, on Jan. 28, 2005 is
incorporated by reference.

(xxii)
Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life (SM) Rider)
(Form 273959) filed as Exhibit 4.22 to Post-Effective Amendment No.  14 to the Registration Statement on Form N-4, File
No. 333-74865, on April 28, 2006, is incorporated by reference.

(xxiii)
Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit 4.26 to American Enterprise Variable Annuity
Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

(xxiv)
Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit 4.27 to American Enterprise Variable Annuity
Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

(xxv)
Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxvi)
Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xxvii)
Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxviii)
Form of Benefit Protector(SM) Death Benefit Rider contracts (form 271155), filed as Exhibit 4.15 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No.  333-85567, on
March 1, 2001, is incorporated by reference.

(xxix)
Form of Benefit Protector(SM) Plus Death Benefit Rider contracts (form 271156), filed as Exhibit 4.16 to RiverSource
Variable Annuity Account’s Post-Effective Amendment No.  6 to the Registration Statement on Form N-4, File
No. 333-85567, on March 1, 2001, is incorporated by reference.

(xxx)
Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xxxi)
Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xxxii)
Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xxxiii)
Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxxiv)
Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxxv)
Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit 4.35 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xxxvi)
Form of Annuity Endorsement (form 273566) filed as Exhibit 4.24 to RiverSource Variable Annuity Account’s
Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No.  333-92297, on Jan. 28, 2005 is
incorporated by reference.

(xxxvii)
Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as Exhibit 4.35 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is
incorporated by reference.

(xxxviii)
Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as Exhibit 4.38 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xxxix)
Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit 4.39 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xl)
Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xli)
Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlii)
Form of 5% GMIB Rider - RVSL (form 273962 filed as Exhibit 4.42 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xliii)
Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xliv)
Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as Exhibit 4.44 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is
incorporated by reference.

(xlv)
Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as Exhibit 4.45 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xlvi)
Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlvii)
Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.47 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlviii)
Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.48 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlix)
Form of 5% Accumulation Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is
incorporated by reference.

(l)
Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is
incorporated by reference.

(li)
Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is
incorporated by reference.

(lii)
Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit 4.39 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(liii)
Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to RiverSource
Variable Annuity Account’s Post-Effective Amendment No.  1 to Registration Statement 333-139763 on Form N-4, on
Feb. 23, 2007, is incorporated herein by reference.

(liv)
Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-sg) filed as Exhibit 4.51 to RiverSource
Variable Annuity Account Post-Effective Amendment No.  1 to Registration Statement 333-139763 on Form N-4, on Feb. 23,
2007, is incorporated herein by reference.

(lv)
Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed as Exhibit 4.59 to Registrant’s
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-139759 on June  5, 2009 is
incorporated herein by reference.

(lvi)
Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed as Exhibit 4.60 to Registrant’s
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-139759 on June  5, 2009 is
incorporated herein by reference.

(lvii)
Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant’s Post-Effective Amendment No.  10
to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lviii)
Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as Exhibit 4.58 to Registrant’s Post-Effective Amendment No.7 under Registration Statement No.333-139760 on or about Nov.25, 2009 is incorporated herein by reference.

(lix)
Form of Guarantee Period Accounts Endorsement (form 411272) filed as Exhibit 4.57 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No.  333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxl)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant’s
Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No.  333-139763 on Nov. 25, 2009 is
incorporated herein by reference.

(lxi)
Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit 4.59 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No.  333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxii)
Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant’s Post-Effective Amendment No.
10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxiii)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No.  333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxiv)
Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No.  333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxv)
Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No.  333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxvi)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283)filed as Exhibit 4.64 to Registrant’s
Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No.  333-139763 on Nov. 25, 2009 is
incorporated herein by reference.

(lxvii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages® Rider (form 411284-sg) filed as
Exhibit 4.65 to Registrant’s Post-Effective Amendment No.  10 to the Registration Statement on Form N-4, File
No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxviii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages® Rider (form 411284-jt) filed as
Exhibit 4.66 to Registrant’s Post-Effective Amendment No.  10 to the Registration Statement on Form N-4, File
No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(xxxvi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to
RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on July  12,
2010 is incorporated herein by reference.

(xxxvii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to
RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on July  12,
2010 is incorporated herein by reference.

(e)	(i)
Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective
Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.
(See Exhibit 5 to Form N-4 Registration Statement filed with the SEC on 8/5/1999.)

(ii)
Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration
Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

(iii)
Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration
Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

(iv)
Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration
Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

(v)
Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration
Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

(vi)
Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial
Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference..

(vii)
Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial
Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

(f)	(i)
Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account
10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

(ii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company, filed as Exhibit 27(f)(2) to Post-Effective
Amendment No. 28 to the Registration Statement on Form N-6, File No. 333-69777, on January  3, 2007, is incorporated by reference.

(iii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June  22, 2006.
Incorporated by reference to Exhibit 27(f)(1) to Post-Effective Amendment No.  28 to the Registration Statement on Form
N-6, File No.  333-69777, filed on January 3, 2007.

(g)		Not applicable.
(h)	(i)
Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life
Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's
Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

(ii)
Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance
Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to
Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

(iii)
Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(iv)
Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM
Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective
Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(v)
Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln
Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant’s Post-

(vi)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to Registrant’s
Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

(vii)
Janus Aspen Series Amended and Restated FundParticipation Agreement dated September 1, 2006, by and among American
Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus
Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(viii)
Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset
Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to
Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

(ix)
Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement
No. 333-139760 on or about Apr.24, 2007 is incorporated by reference.

(x)
Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance
Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse
Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to
Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xi)	Participation Agreement by and among RiverSource Life Insurance
(xii)
Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein
Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(xiii)
Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life
Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xiv)
Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life
Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account's Initial
Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

(xv)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc.
(formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective
Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

(xvi)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(xvii)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance
Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management
Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account's Initial Registration Statement
No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

(xviii)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective
Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust,
Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(xx)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to Registrant’s
Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

(i)		Not applicable.
(j)		Not applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)	(i)	Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity is filed electronically herewith.
	(ii)	Consent of Independent Registered Public Accounting Firm for RiverSource Signature Select Variable Annuity is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Not applicable.
(p)
Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023, filed electronically as Exhibit (p)
to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File
No.333-230376, is incorporated herein by reference.

Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Stephen R. Wolfrath		Director, Vice President – Insurance and Annuities Product Development and Management
John R. Hutt		Director
Brian E. Hartert		Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
CREAD Ventures AIV, L.P.[12]	Delaware
LCFRE Nashville Carothers Holdings, LLC	Delaware
LCFRE Nashville Carothers GP, L.P.	Delaware
LCFRE Nashville Carothers (TN), LP	Delaware
Lionstone Commercial Real Estate Alpha Driver Partners, L.P.	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Oregon Real Estate One, L.P.[12]	Delaware
Lionstone Partners, LLC	Texas

Parent Company /Subsidiary Name	Jurisdiction
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[6]	Texas
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP Tower V Investors, L.P.[13]	Delaware
Lionstone RDP Co-Investment Fund 1 GP, LLC	Delaware
Lionstone RDP Co-Investment Fund 1, LP	Delaware
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.9†	Luxembourg
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP9	Scotland
Columbia Threadneedle PE Co-Investment FP LP9	Scotland
Columbia Threadneedle Real Estate Partners LLP[10]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey

Parent Company /Subsidiary Name	Jurisdiction
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
5
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
6
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
7
Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), Lionstone Oregon Real Estate One, L.P. (32.43%), California State Teachers’ Retirement System (32.43%) and State of Wisconsin Investment Board (32.43%)
8
Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
9
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
10
Columbia ThreadneedleTreasury Limited holds 1 unit
11
One-third of this entity is owned by American Express Travel Related Services.
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
Lori Arrell	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,452,683	None	None	None
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Company (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on September 29, 2023.
RiverSource Variable Annuity Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on September 29, 2023.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on September 29, 2023.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ John R. Hutt	Director
John R. Hutt
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023 filed electronically as Exhibit (p) to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File No.333-230376, is incorporated herein by reference, by

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF Post-Effective Amendment No. 28
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource® Signature Select Variable Annuity
RiverSource® Signature Variable Annuity
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2023 (as amended Sept. 29, 2023) is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consents of Independent Registered Public Accounting Firm